UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07043

Name of Registrant: Vanguard Admiral Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2012 – February 28, 2013

Item 1: Reports to Shareholders

Semiannual Report | February 28, 2013
Vanguard Money Market Funds

Vanguard Prime Money Market Fund Vanguard Federal Money Market Fund
Vanguard Admiral™ Treasury Money Market Fund

> For the six months ended February 28, 2013, returns for the Vanguard Money Market Funds ranged from 0% to 0.05%.

> Returns for the money market fund industry have remained near 0% because of the Federal Reserve’s policy of keeping rates low to stimulate the economy.

> The Vanguard funds continued to provide investors with portfolios composed of the highest-quality, most liquid securities.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
Prime Money Market Fund.	10
Federal Money Market Fund.	34
Admiral Treasury Money Market Fund.	45
About Your Fund’s Expenses.	54
Glossary.	56

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended February 28, 2013
	7-Day	Total
	SEC Yield	Returns
Vanguard Prime Money Market Fund
Investor Shares	0.01%	0.01%
Institutional Shares	0.07	0.05
Money Market Funds Average		0.00
Money Market Funds Average: Derived from data provided by Lipper Inc.
Vanguard Federal Money Market Fund	0.01%	0.00%
Government Money Market Funds Average		0.00
Government Money Market Funds Average: Derived from data provided by Lipper Inc.
Vanguard Admiral Treasury Money Market Fund	0.01%	0.01%
iMoneyNet Money Fund Report’s 100% Treasury Funds Average		0.00

iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.
The 7-day SEC yield of a money market fund more closely reflects the current earnings of the fund than its total return.
Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

1

Chairman’s Letter

Dear Shareholder,

The yields offered by money market funds and other short-term investments continued to hover near 0% for the six months ended February 28, 2013, which meant similarly low returns for the three Vanguard money market funds contained in this report.

In two of the funds, already low yields declined further. As of February 28, the Prime Money Market Fund’s 7-day SEC yield was 0.01% for Investor Shares, down from 0.04% six months ago, and 0.07% for Institutional Shares, which have a lower expense ratio, down from 0.11%. The yield of the Admiral Treasury Money Market Fund declined to 0.01% from 0.02%. The Federal Money Market Fund’s yield remained at 0.01%.

When will yields move higher? The timing depends largely on the Federal Reserve, which has kept short-term interest rates at historically low levels since 2008. As late as October, the central bank’s view was that its low-interest-rate policy would probably be in place though mid-2015. In December, the Fed said that it would tie changes in its policy to an improving unemployment rate while also taking other economic measures into account.

In the meantime, legislators and regulators continue to consider measures aimed at strengthening the money market fund industry. We at Vanguard will continue to work hard to make sure that the voice of

2

our clients is heard in these discussions, and we will be persistent in pursuing the best interests of our shareholders.

Bonds finished flat as yields remained low
The broad U.S. taxable bond market barely squeezed out a gain for the six months ended February 28, advancing just 0.15%.

Bond returns were anemic as the yield of the benchmark 10-year U.S. Treasury note climbed during the period; it dropped back a bit in February to finish at about 1.88%, still low by historical standards. (Bond prices and yields move in opposite directions; money market fund prices are expected to remain at $1 per share, although this is not guaranteed.) Investors, nervous over Italy’s unsettled election results in the period’s final week, were drawn to the perceived safety of Treasury securities.

Although bonds can provide critical diversification benefits to a portfolio, their return prospects look much less promising than they have in recent years. As yields have tumbled, the opportunity for future bond price appreciation has greatly diminished.

Stocks overcame concerns en route to substantial gains
Stocks worldwide advanced strongly over the six months, though uncertainty at home and abroad periodically stalked the markets. International equities eclipsed their U.S. counterparts as stocks from

Market Barometer
			Total Returns
		Periods Ended February 28, 2013
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	0.15%	3.12%	5.52%
Barclays Municipal Bond Index (Broad tax-exempt market)	2.01	5.01	6.79
Citigroup Three-Month U.S. Treasury Bill Index	0.05	0.08	0.34

Stocks
Russell 1000 Index (Large-caps)	9.72%	13.62%	5.21%
Russell 2000 Index (Small-caps)	13.02	14.02	7.35
Russell 3000 Index (Broad U.S. market)	9.97	13.65	5.38
MSCI All Country World Index ex USA (International)	13.06	6.66	-0.87

CPI
Consumer Price Index	0.78%	1.98%	1.86%

3

developed and emerging markets rallied amid optimism over central bankers’ policy moves.

Despite political and fiscal challenges, international stocks returned about 13%. Rising Japanese stocks helped drive the Pacific region’s robust returns as Japan’s newly elected prime minister, Shinzo Abe, advocated aggressive monetary easing to boost his nation’s economy and preempt deflation.

European stocks benefited from the European Central Bank’s commitment to preserve the euro, climbing about 13%. Debt-crisis concerns reignited in the period’s final week, though, when Italy’s national elections ended in a political impasse amid voters’ anti-austerity message.

U.S. markets rose nearly 10% as solid corporate earnings and the Fed’s stimulus program helped boost returns. But the impending enactment of extensive, automatic federal spending cuts (known as the sequester) stoked investors’ anxiety as the six-month period wound down.

A cautious stance toward European securities
The Vanguard Money Market Funds seek to deliver safety, liquidity, and yield in that order. Those priorities have led to some restructuring of the Prime Money Market Fund portfolio in the past few years, as we eliminated our direct exposure to European banks and governments. While those securities offer marginally higher yields than U.S. Treasury bills and some other high-quality, very short-term securities,

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Institutional	Peer Group
	Shares	Shares	Average
Prime Money Market Fund	0.16%	0.09%	0.23%
Federal Money Market Fund	0.16	—	0.12
Admiral Treasury Money Market Fund	0.10	—	0.08

The fund expense ratios shown are from the prospectus dated December 28, 2012, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2013, the funds’ annualized expense ratios were: for the Prime Money Market Fund, 0.16% for Investor Shares and 0.09% for Institutional Shares; for the Federal Money Market Fund, 0.15%; for the Admiral Treasury Money Market Fund, 0.09%. The expense ratios for the six months ended February 28, 2013, for the Prime Money Market Fund Investor Shares and the Federal Money Market Fund reflect a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before the reduction, the expense ratios were: for the Prime Money Market Fund Investor Shares, 0.17%; for the Federal Money Market Fund, 0.16%.

Peer groups: For the Prime Money Market Fund, Money Market Funds; for the Federal Money Market Fund, Government Money Market Funds; and for the Admiral Treasury Money Market Fund, U.S. Treasury Money Market Funds.

4

we believe the risk-reward trade-off is unattractive for a savings vehicle. For now at least, our caution extends even to European countries outside the Eurozone that otherwise boast attractive risk and return characteristics.

Foreign-bank securities remain a major holding in the Prime Money Market Fund, accounting for about a fifth of assets. They represent issues from financially strong Australian and Canadian banks. We do continue to invest in a handful of high-quality European manufacturers, such as Nestle.

As we reduced our exposure to short-term dollar-denominated securities from European issuers, we increased our exposure to U.S. Treasury and federal agency securities. Other domestic holdings include securities in high-quality banks, industrial and finance companies, and municipal debt. Our positioning in Europe remains more conservative than that of the money market fund industry as a whole.

Our two other funds, the Admiral Treasury Money Market Fund and the Federal Money Market Fund, focus on federal government obligations. The Treasury fund, as its name implies, maintained its investments solely in Treasury securities. The asset mix of the Federal fund changed during the period, from about 65% in U.S. government agency obligations and 35% in Treasury bills to roughly an 80%/20% mix,

Changes in Yields
			7-Day SEC Yield
	February 28,	August 31,	February 29,
Money Market Fund	2013	2012	2012
Prime
Investor Shares	0.01%	0.04%	0.04%
Institutional Shares	0.07	0.11	0.10
Federal	0.01	0.01	0.01
Admiral Treasury	0.01	0.02	0.01

5

as the advisor sought to take advantage of market opportunities. The two funds have been closed to new investors since 2009.

Insightful security selection is a key part of the process
The investment decisions made by the funds’ advisor, Vanguard Fixed Income Group, are based on a careful analysis of the creditworthiness of the securities’ issuers. We have a large and seasoned team of analysts who form their judgments independent of those of rating agencies, using a process that includes probing an issuer’s financial structure and engaging in “what if” analyses. Together with our portfolio managers and traders, our credit analysts operate under a framework where avoiding risk and maintaining liquidity are paramount.

Their efforts are supported by our cost levels. Our expense ratios are among the lowest in the industry. Because costs are deducted from returns, this means that we don’t have to compensate for the burden of higher costs by taking on extra risk in an attempt to achieve higher returns.

If you would like to learn more about our approach toward managing risk in our money market portfolios—both taxable

Investment insight
Money markets remain a valuable tool
for saving and for business financing
Money market funds have been in the spotlight recently as politicians and regulators debate proposals and counterproposals for new regulations. Amid the back and forth, it’s important not to lose sight of the valuable role that money market funds play for investors and the broader economy.

For more than 40 years, money market funds have provided safety and liquidity to investors who are willing to assume some risk in exchange for higher yields than those generally available from FDIC-insured bank savings instruments. Money market funds also serve as a critical source of short-term financing for businesses and governments.

To be sure, money market investors have experienced a difficult time over the past few years as the Federal Reserve has held short-term interest rates near zero. We expect rates to rise eventually; in the meantime, Vanguard continues to work with policymakers on behalf of our shareholders to ensure that any regulatory changes preserve money market funds’ time-tested benefits.

6

and tax-exempt—I welcome you to review a Vanguard research paper, The Buck Stops Here: Vanguard Money Market Funds. Among the topics we discuss are our defensive tactics during the 2007–2008 financial crisis and our policy of turning away clients whose future activities might adversely affect existing shareholders.

You also might find helpful another paper, Managing Cash In Your Portfolio. Both are available at vanguard.com/research.

As always, thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 13, 2013

7

Advisor’s Report

For the six months ended February 28, 2013, the Investor Shares of Vanguard Prime Money Market Fund returned 0.01% and the Institutional Shares returned 0.05%, a result of their lower expense ratio. The Federal Money Market Fund returned 0% and the Admiral Treasury Money Market Fund 0.01%. The average return for each fund’s peer group was 0%.

The economic and market environment
Dissatisfied with the pace of economic recovery, the Federal Reserve initiated a new round of quantitative easing (QE3) during the period, bringing its purchases of securities each month to $85 billion. Fed officials also withdrew their maturity target (mid-2015) for when the central bank would raise short-term interest rates, replacing it with thresholds for employment and inflation, the Fed’s two key policy concerns.

The Fed has set a high bar for what constitutes substantial improvement in the economy. It is willing to maintain the zero bound on interest rates until unemployment falls to 6.5% and inflation rises to 2.5%. Public statements from Fed officials indicated a desire to see even broader, more compelling signs that the recovery’s momentum was undeterred before adjusting monetary policy.

The economy issued some hopeful signals. Home prices increased 8.3% in 2012, according to the CoreLogic research firm. This was the fastest pace of growth since 2006. While home prices remained well below their peak, valuations were higher, removing some of the uncertainty that helped restrain consumer activity. Recent trends in employment indicate sustained job growth and fewer layoffs. Continued gains in employment will lead to further demand in housing and help support home prices.

Efforts in Washington to resolve the continuing budget resolution got back on track, with the two political parties demonstrating a willingness to engage each other. A reasonable outcome would break the chain of short-term budgetary deadlines that created an atmosphere of uncertainty and restrained economic activity. To the extent that this has been a factor weighing on the economy, a satisfactory resolution would boost economic growth.

Management of the funds
With the Fed focused squarely on efforts to stimulate the economy, it is unlikely that we will see an increase in short-term interest rates in 2013, and possibly not until 2015. Given this outlook, we have maintained a longer average maturity to take advantage of the positive slope in short rates.

We continue to avoid European financial issuers in the Prime Money Market Fund. We prefer remaining on the sidelines while

8

Europe deals with the harsh adjustments it has imposed on its weakest members. As a result, we continue to position the fund defensively, maintaining large positions in U.S. Treasury and agency securities. Maintaining a large weighting in these assets increases the credit quality and overall liquidity of the funds, important characteristics in these still uncertain times.

Our position on European financials stands in direct contrast to that of others in the industry, just as it did in 2010, when we first began reducing our exposure to European banks in the Prime Money Market Fund. Vanguard’s low expense ratio has always allowed us to position the funds defensively while still offering a competitive yield to shareholders.

At some point, when conditions improve, we will reassess our positioning and consider our options. Until then, we will maintain our high-quality exposures and let Vanguard’s low expense ratio carry the day.

David R. Glocke, Principal
Vanguard Fixed Income Group
March 18, 2013

Money market funds’ investments in bank securities
Percentage of assets under management: January 31, 2013

	Vanguard Prime	Ten largest
	Money Market Fund	money market funds*
United States	12%	11%
Europe	0	32
Australia	12	8
Canada	9	12
Japan	0	13
Total	33	76

* The average exposure of the ten largest money market funds, according to Fitch Ratings, Inc., in U.S. Money Fund Exposure and European Banks: Eurozone Climbs Again, March 1, 2013.

9

Prime Money Market Fund

Fund Profile
As of February 28, 2013

Financial Attributes
	Investor	Institutional
	Shares	Shares
Ticker Symbol	VMMXX	VMRXX
Expense Ratio[1]	0.16%	0.09%
7-Day SEC Yield	0.01%	0.07%
Average Weighted
Maturity	59 days	59 days

Sector Diversification (% of portfolio)
Certificates of Deposit	12.3%
Yankee/Foreign	20.6
U.S. Treasury Bills	21.8
U.S. Government Agency Obligations	27.8
Repurchase Agreements	0.1
U.S. Commercial Paper	13.4
Other	4.0

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated December 28, 2012, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2013, the annualized expense ratios were 0.16% for Investor Shares and 0.09% for Institutional Shares. The expense ratio for the six months ended February 28, 2013, for the Investor Shares reflects a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before the reduction, the expense ratio was 0.17%.

10

Prime Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 2002, Through February 28, 2013
		Money
		Market
		Funds
	Investor Shares	Average
Fiscal Year	Total Returns	Total Returns
2003	1.12%	0.60%
2004	0.83	0.39
2005	2.31	1.68
2006	4.38	3.69
2007	5.23	4.55
2008	3.60	3.02
2009	1.31	0.62
2010	0.08	0.02
2011	0.06	0.00
2012	0.04	0.00
2013	0.01	0.00

7-day SEC yield (2/28/2013): 0.01%
Money Market Funds Average: Derived from data provided by Lipper Inc.
Note: For 2013, performance data reflect the six months ended February 28, 2013.

Average Annual Total Returns: Periods Ended December 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/4/1975	0.04%	0.68%	1.83%
Institutional Shares	10/3/1989	0.11	0.80	1.99

See Financial Highlights for dividend information.

11

Prime Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2013

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec. gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (49.9%)
2	Fannie Mae Discount Notes	0.125%	3/6/13	65,905	65,904
2	Fannie Mae Discount Notes	0.155%	3/27/13	172,809	172,790
2	Fannie Mae Discount Notes	0.090%	4/10/13	46,500	46,495
2	Fannie Mae Discount Notes	0.165%	4/24/13	462,861	462,746
2	Fannie Mae Discount Notes	0.160%	5/8/13	68,300	68,279
2	Fannie Mae Discount Notes	0.160%–0.165%	5/15/13	126,700	126,657
2	Fannie Mae Discount Notes	0.140%–0.160%	5/22/13	695,000	694,755
2	Fannie Mae Discount Notes	0.158%	6/5/13	714,286	713,985
2	Fannie Mae Discount Notes	0.150%	6/12/13	70,000	69,970
2	Fannie Mae Discount Notes	0.139%	6/19/13	25,339	25,328
2	Fannie Mae Discount Notes	0.144%	6/26/13	230,000	229,892
2	Fannie Mae Discount Notes	0.140%	7/2/13	1,000,000	999,522
2	Fannie Mae Discount Notes	0.140%	7/3/13	436,667	436,456
2	Fannie Mae Discount Notes	0.120%	7/17/13	222,050	221,948
2	Fannie Mae Discount Notes	0.120%	7/22/13	1,250,000	1,249,404
2	Fannie Mae Discount Notes	0.140%	8/14/13	134,500	134,413
2	Fannie Mae Discount Notes	0.150%	9/3/13	1,000,000	999,225
3	Federal Home Loan Bank Discount Notes	0.125%–0.130%	3/8/13	443,500	443,489
3	Federal Home Loan Bank Discount Notes	0.130%	3/12/13	15,500	15,499
3	Federal Home Loan Bank Discount Notes	0.095%	3/13/13	664,916	664,895
3	Federal Home Loan Bank Discount Notes	0.090%	3/15/13	50,000	49,998
3	Federal Home Loan Bank Discount Notes	0.155%	3/20/13	225,000	224,982
3	Federal Home Loan Bank Discount Notes	0.155%	3/22/13	49,600	49,596
3	Federal Home Loan Bank Discount Notes	0.155%	3/27/13	163,255	163,237
3	Federal Home Loan Bank Discount Notes	0.165%	4/24/13	281,000	280,930
3	Federal Home Loan Bank Discount Notes	0.169%	4/26/13	840,000	839,779
3	Federal Home Loan Bank Discount Notes	0.160%–0.165%	5/3/13	270,635	270,558
3	Federal Home Loan Bank Discount Notes	0.160%–0.165%	5/8/13	259,000	258,920
3	Federal Home Loan Bank Discount Notes	0.140%–0.165%	5/15/13	255,109	255,029
3	Federal Home Loan Bank Discount Notes	0.150%–0.165%	5/17/13	444,050	443,898
3	Federal Home Loan Bank Discount Notes	0.165%	5/22/13	582,950	582,731
3	Federal Home Loan Bank Discount Notes	0.140%	5/24/13	177,800	177,742
3	Federal Home Loan Bank Discount Notes	0.155%	5/31/13	200,000	199,922
3	Federal Home Loan Bank Discount Notes	0.155%	6/12/13	49,840	49,818
3	Federal Home Loan Bank Discount Notes	0.140%–0.142%	6/19/13	147,000	146,937

12

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
3	Federal Home Loan Bank Discount Notes	0.140%–0.142%	6/21/13	1,354,600	1,354,009
3	Federal Home Loan Bank Discount Notes	0.120%–0.125%	7/17/13	153,600	153,527
3	Federal Home Loan Bank Discount Notes	0.120%–0.125%	7/19/13	106,500	106,449
3	Federal Home Loan Bank Discount Notes	0.150%	8/9/13	57,900	57,861
3	Federal Home Loan Bank Discount Notes	0.145%	8/21/13	350,000	349,756
[3,4]	Federal Home Loan Banks	0.152%	11/22/13	150,000	149,978
[3,4]	Federal Home Loan Banks	0.168%	12/6/13	50,000	49,998
[3,4]	Federal Home Loan Banks	0.178%	12/26/13	1,525,000	1,525,000
[3,4]	Federal Home Loan Banks	0.182%	10/1/14	150,000	149,952
[2,4]	Federal Home Loan Mortgage Corp.	0.162%	3/21/13	907,000	906,975
[2,4]	Federal Home Loan Mortgage Corp.	0.148%	5/6/13	980,000	979,915
[2,4]	Federal Home Loan Mortgage Corp.	0.150%	6/3/13	950,000	949,901
[2,4]	Federal Home Loan Mortgage Corp.	0.152%	6/17/13	83,000	82,988
[2,4]	Federal Home Loan Mortgage Corp.	0.170%	11/4/13	64,780	64,778
[2,4]	Federal National Mortgage Assn.	0.190%	8/12/13	1,000,000	999,863
[2,4]	Federal National Mortgage Assn.	0.169%	11/8/13	1,365,500	1,365,235
[2,4]	Federal National Mortgage Assn.	0.171%	11/14/13	1,000,000	999,791
[2,4]	Federal National Mortgage Assn.	0.179%	9/11/14	2,350,000	2,349,272
[2,4]	Federal National Mortgage Assn.	0.173%	2/27/15	2,155,000	2,153,919
2	Freddie Mac Discount Notes	0.155%	3/4/13	145,978	145,976
2	Freddie Mac Discount Notes	0.085%	3/21/13	151,450	151,443
2	Freddie Mac Discount Notes	0.155%	3/25/13	100,000	99,990
2	Freddie Mac Discount Notes	0.088%–0.090%	4/8/13	66,530	66,524
2	Freddie Mac Discount Notes	0.165%	5/6/13	50,000	49,985
2	Freddie Mac Discount Notes	0.160%–0.165%	5/13/13	143,283	143,236
2	Freddie Mac Discount Notes	0.130%–0.160%	5/20/13	610,905	610,715
2	Freddie Mac Discount Notes	0.160%	5/28/13	842,860	842,530
2	Freddie Mac Discount Notes	0.158%	6/3/13	973,334	972,932
2	Freddie Mac Discount Notes	0.139%	6/24/13	365,000	364,838
2	Freddie Mac Discount Notes	0.125%	7/8/13	26,191	26,179
2	Freddie Mac Discount Notes	0.140%	7/9/13	600,000	599,697
2	Freddie Mac Discount Notes	0.120%–0.121%	7/15/13	153,425	153,355
2	Freddie Mac Discount Notes	0.150%	8/5/13	77,000	76,950
2	Freddie Mac Discount Notes	0.130%–0.150%	8/12/13	326,250	326,050
2	Freddie Mac Discount Notes	0.145%	8/19/13	450,000	449,690
	United States Treasury Bill	0.138%–0.140%	3/7/13	1,057,000	1,056,976
	United States Treasury Bill	0.141%	3/14/13	500,000	499,975
	United States Treasury Bill	0.133%–0.140%	3/21/13	1,100,000	1,099,918
	United States Treasury Bill	0.143%	3/28/13	1,067,500	1,067,386
	United States Treasury Bill	0.146%	4/4/13	4,988	4,987
	United States Treasury Bill	0.142%	4/11/13	900,000	899,854
	United States Treasury Bill	0.148%	4/18/13	375,000	374,926
	United States Treasury Bill	0.148%–0.152%	4/25/13	1,250,000	1,249,713
	United States Treasury Bill	0.085%	5/2/13	35,372	35,367
	United States Treasury Bill	0.150%	5/9/13	2,000,000	1,999,425
	United States Treasury Bill	0.145%	5/16/13	1,500,000	1,499,541
	United States Treasury Bill	0.141%–0.143%	5/30/13	2,893,000	2,891,974
	United States Treasury Bill	0.140%	6/6/13	43,350	43,334
	United States Treasury Bill	0.130%	6/27/13	1,000,000	999,574
	United States Treasury Bill	0.128%–0.130%	7/5/13	840,000	839,622
	United States Treasury Bill	0.105%	7/11/13	1,900,000	1,899,268
	United States Treasury Bill	0.106%	7/18/13	700,000	699,713
	United States Treasury Bill	0.110%–0.113%	8/8/13	1,825,000	1,824,098
	United States Treasury Bill	0.117%–0.118%	8/15/13	3,395,000	3,393,150
	United States Treasury Bill	0.133%–0.136%	8/22/13	2,905,000	2,903,120

13

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
United States Treasury Bill	0.136%	8/29/13	1,230,000	1,229,159
United States Treasury Note/Bond	1.375%	3/15/13	946,000	946,450
United States Treasury Note/Bond	0.750%	3/31/13	180,000	180,087
United States Treasury Note/Bond	1.375%	5/15/13	170,000	170,428
United States Treasury Note/Bond	3.625%	5/15/13	240,000	241,723
United States Treasury Note/Bond	3.500%	5/31/13	40,000	40,335
United States Treasury Note/Bond	3.375%	6/30/13	192,400	194,468
United States Treasury Note/Bond	1.000%	7/15/13	300,000	300,995
Total U.S. Government and Agency Obligations (Cost $60,250,552)				60,250,552
Commercial Paper (23.8%)
Bank Holding Company (0.4%)
PNC Bank NA	0.190%	3/21/13	249,000	248,974
PNC Bank NA	0.180%	4/8/13	261,000	260,950
				509,924
Finance—Auto (2.1%)
American Honda Finance Corp.	0.180%	3/19/13	51,000	50,995
American Honda Finance Corp.	0.160%–0.190%	3/21/13	111,000	110,990
American Honda Finance Corp.	0.190%	3/25/13	37,000	36,995
American Honda Finance Corp.	0.150%–0.190%	3/26/13	56,500	56,493
American Honda Finance Corp.	0.170%	3/27/13	23,000	22,997
American Honda Finance Corp.	0.160%	4/11/13	37,000	36,993
American Honda Finance Corp.	0.170%	5/22/13	149,000	148,942
American Honda Finance Corp.	0.170%	5/29/13	232,000	231,902
5 BMW US Capital LLC	0.180%	3/11/13	69,000	68,997
5 BMW US Capital LLC	0.180%	3/12/13	29,500	29,498
5 BMW US Capital LLC	0.170%–0.180%	3/18/13	113,500	113,490
5 BMW US Capital LLC	0.170%	3/19/13	100,000	99,992
5 BMW US Capital LLC	0.180%	3/22/13	29,000	28,997
5 BMW US Capital LLC	0.170%	3/25/13	25,000	24,997
5 BMW US Capital LLC	0.170%	3/26/13	45,000	44,995
5 BMW US Capital LLC	0.170%	4/2/13	47,500	47,493
5 BMW US Capital LLC	0.160%	4/8/13	65,750	65,739
5 BMW US Capital LLC	0.160%	4/11/13	51,000	50,991
5 BMW US Capital LLC	0.160%	4/16/13	59,000	58,988
5 BMW US Capital LLC	0.140%	4/30/13	68,000	67,984
5 BMW US Capital LLC	0.170%	5/21/13	27,000	26,990
Toyota Motor Credit Corp.	0.270%	4/1/13	26,250	26,244
Toyota Motor Credit Corp.	0.250%	4/5/13	168,000	167,959
Toyota Motor Credit Corp.	0.260%	4/15/13	32,000	31,990
Toyota Motor Credit Corp.	0.140%	4/26/13	30,000	29,993
Toyota Motor Credit Corp.	0.290%	5/10/13	189,000	188,893
Toyota Motor Credit Corp.	0.240%	6/10/13	225,000	224,849
Toyota Motor Credit Corp.	0.230%	6/11/13	194,000	193,874
Toyota Motor Credit Corp.	0.240%	7/10/13	75,000	74,935
Toyota Motor Credit Corp.	0.220%	8/19/13	157,750	157,585
				2,521,780
Finance—Other (5.1%)
5 Chariot Funding LLC	0.210%	3/11/13	22,000	21,999
5 Chariot Funding LLC	0.210%	3/18/13	36,000	35,996
5 Chariot Funding LLC	0.210%	3/19/13	7,000	6,999
5 Chariot Funding LLC	0.210%	4/2/13	49,500	49,491
5 Chariot Funding LLC	0.210%	4/3/13	38,000	37,993
5 Chariot Funding LLC	0.200%	4/4/13	68,000	67,987

14

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
5 Chariot Funding LLC	0.200%	4/8/13	89,500	89,481
5 Chariot Funding LLC	0.200%	4/9/13	36,750	36,742
5 Chariot Funding LLC	0.200%	4/10/13	32,000	31,993
5 Chariot Funding LLC	0.190%	5/1/13	50,000	49,984
5 Chariot Funding LLC	0.180%	5/7/13	100,000	99,967
5 Chariot Funding LLC	0.180%	5/8/13	50,000	49,983
5 Chariot Funding LLC	0.180%	5/13/13	50,000	49,982
General Electric Capital Corp.	0.180%	3/1/13	170,000	170,000
General Electric Capital Corp.	0.200%	3/8/13	78,000	77,997
General Electric Capital Corp.	0.160%	3/14/13	244,000	243,986
General Electric Capital Corp.	0.160%	4/19/13	370,000	369,919
General Electric Capital Corp.	0.160%	4/22/13	130,000	129,970
General Electric Capital Corp.	0.150%	4/29/13	14,500	14,496
General Electric Capital Corp.	0.140%	5/13/13	186,000	185,947
General Electric Capital Corp.	0.140%	5/20/13	294,000	293,909
General Electric Capital Corp.	0.140%	5/21/13	296,000	295,907
General Electric Capital Corp.	0.140%	5/22/13	130,000	129,959
General Electric Capital Corp.	0.140%	5/23/13	169,000	168,945
5 Jupiter Securitization Co. LLC	0.210%	3/12/13	49,600	49,597
5 Jupiter Securitization Co. LLC	0.210%	3/19/13	16,000	15,998
5 Jupiter Securitization Co. LLC	0.210%	3/27/13	18,000	17,997
5 Jupiter Securitization Co. LLC	0.210%	4/2/13	107,500	107,480
5 Jupiter Securitization Co. LLC	0.210%	4/3/13	126,500	126,476
5 Jupiter Securitization Co. LLC	0.200%	4/4/13	76,000	75,986
5 Jupiter Securitization Co. LLC	0.200%	4/5/13	36,000	35,993
5 Jupiter Securitization Co. LLC	0.200%	4/8/13	77,000	76,984
5 Jupiter Securitization Co. LLC	0.200%	4/9/13	38,000	37,992
5 Jupiter Securitization Co. LLC	0.200%	4/10/13	37,500	37,492
5 Jupiter Securitization Co. LLC	0.190%	5/1/13	45,000	44,986
5 Jupiter Securitization Co. LLC	0.180%	5/6/13	15,750	15,745
5 Jupiter Securitization Co. LLC	0.180%	5/7/13	98,500	98,467
5 Jupiter Securitization Co. LLC	0.180%	5/8/13	71,500	71,476
5 Jupiter Securitization Co. LLC	0.180%	5/13/13	14,000	13,995
5 Old Line Funding LLC	0.200%	3/11/13	145,000	144,992
5 Old Line Funding LLC	0.200%	3/12/13	118,000	117,993
5 Old Line Funding LLC	0.200%	3/13/13	39,000	38,997
5 Old Line Funding LLC	0.200%	3/15/13	20,082	20,080
5 Old Line Funding LLC	0.200%	3/18/13	77,000	76,993
5 Old Line Funding LLC	0.200%	3/19/13	132,500	132,487
5 Old Line Funding LLC	0.190%	3/20/13	47,037	47,032
5 Old Line Funding LLC	0.190%–0.200%	3/22/13	86,000	85,990
5 Old Line Funding LLC	0.190%–0.200%	3/25/13	110,333	110,318
5 Old Line Funding LLC	0.200%	3/28/13	39,500	39,494
5 Old Line Funding LLC	0.190%	4/8/13	45,500	45,491
5 Old Line Funding LLC	0.190%	4/9/13	34,000	33,993
5 Old Line Funding LLC	0.190%	4/10/13	37,000	36,992
5 Old Line Funding LLC	0.190%	4/11/13	58,350	58,337
5 Old Line Funding LLC	0.190%	4/12/13	83,000	82,982
5 Old Line Funding LLC	0.190%	4/16/13	15,000	14,996
5 Old Line Funding LLC	0.190%	4/18/13	45,000	44,989
5 Old Line Funding LLC	0.190%	4/22/13	108,000	107,970
5 Old Line Funding LLC	0.190%	4/23/13	131,250	131,213
5 Old Line Funding LLC	0.190%	4/24/13	16,000	15,995
5 Old Line Funding LLC	0.180%	4/25/13	12,435	12,432
5 Old Line Funding LLC	0.190%	5/1/13	96,000	95,969

15

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
5	Old Line Funding LLC	0.190%	5/6/13	83,000	82,971
5	Old Line Funding LLC	0.180%	5/7/13	88,500	88,470
5	Old Line Funding LLC	0.180%	5/8/13	87,000	86,970
5	Old Line Funding LLC	0.180%	5/13/13	45,000	44,984
5	Old Line Funding LLC	0.180%	5/14/13	45,500	45,483
5	Old Line Funding LLC	0.180%	5/15/13	29,500	29,489
5	Old Line Funding LLC	0.180%	5/20/13	150,087	150,027
5	Old Line Funding LLC	0.180%	5/22/13	115,000	114,953
5	Old Line Funding LLC	0.180%	5/24/13	44,987	44,968
5	Old Line Funding LLC	0.180%	5/28/13	57,000	56,975
5	Old Line Funding LLC	0.180%	6/3/13	149,945	149,875
5	Straight-A Funding LLC	0.180%	3/22/13	14,700	14,698
5	Straight-A Funding LLC	0.180%	3/28/13	6,000	5,999
5	Straight-A Funding LLC	0.180%	3/28/13	65,750	65,741
5	Straight-A Funding LLC	0.180%	4/10/13	15,000	14,997
5	Straight-A Funding LLC	0.180%	4/11/13	11,000	10,998
5	Straight-A Funding LLC	0.190%	4/19/13	15,018	15,014
5	Straight-A Funding LLC	0.190%	4/19/13	25,523	25,516
5	Straight-A Funding LLC	0.190%	4/22/13	37,000	36,990
5	Straight-A Funding LLC	0.190%	4/26/13	36,000	35,989
					6,153,138
Foreign Banks (2.5%)
5	Australia & New Zealand Banking Group, Ltd.	0.290%	3/1/13	247,000	247,000
[4,5]	Commonwealth Bank of Australia	0.249%	3/7/13	105,000	105,000
5	Commonwealth Bank of Australia	0.270%	5/9/13	80,250	80,208
5	Commonwealth Bank of Australia	0.260%	6/17/13	53,000	52,959
	Royal Bank of Canada	0.140%	3/21/13	143,000	142,989
5	Westpac Banking Corp.	0.160%	3/28/13	425,000	424,949
[4,5]	Westpac Banking Corp.	0.220%	4/3/13	393,000	393,000
[4,5]	Westpac Banking Corp.	0.219%	4/5/13	250,000	250,000
[4,5]	Westpac Banking Corp.	0.202%	4/16/13	160,000	160,000
[4,5]	Westpac Banking Corp.	0.202%	4/18/13	310,000	310,000
[4,5]	Westpac Banking Corp.	0.202%	4/25/13	200,000	200,000
[4,5]	Westpac Banking Corp.	0.203%	4/26/13	200,000	200,000
[4,5]	Westpac Banking Corp.	0.199%	5/7/13	95,000	95,000
[4,5]	Westpac Banking Corp.	0.221%	5/20/13	40,000	40,000
[4,5]	Westpac Banking Corp.	0.212%	8/1/13	285,000	285,000
					2,986,105
Foreign Governments (2.5%)
	CPPIB Capital Inc.	0.180%	5/6/13	148,000	147,951
	CPPIB Capital Inc.	0.180%	5/8/13	31,850	31,839
	CPPIB Capital Inc.	0.200%	7/12/13	74,000	73,945
	Export Development Canada	0.200%	4/11/13	49,000	48,989
	Export Development Canada	0.175%	6/3/13	49,500	49,477
	Export Development Canada	0.180%	6/14/13	49,500	49,474
5	Hydro-Quebec	0.150%	4/16/13	61,900	61,888
	Province of Ontario	0.160%	3/6/13	156,000	155,997
	Province of Ontario	0.160%	3/7/13	35,500	35,499
	Province of Ontario	0.160%	3/8/13	75,000	74,998
	Province of Ontario	0.160%	3/11/13	78,000	77,997
	Province of Ontario	0.160%	3/12/13	39,000	38,998
	Province of Ontario	0.150%	3/18/13	77,000	76,995
	Province of Ontario	0.150%	3/19/13	247,000	246,981
	Province of Ontario	0.150%	3/20/13	77,000	76,994

16

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Province of Ontario	0.150%	3/22/13	99,000	98,991
Province of Ontario	0.150%	3/28/13	99,000	98,989
Province of Ontario	0.150%	4/8/13	145,000	144,977
Province of Ontario	0.150%	4/9/13	163,750	163,723
Province of Ontario	0.150%	4/11/13	125,000	124,979
Province of Ontario	0.150%–0.170%	4/15/13	65,500	65,486
Province of Ontario	0.165%	4/18/13	44,500	44,490
6 PSP Capital Inc.	0.180%	5/14/13	48,000	47,982
6 PSP Capital Inc.	0.180%	5/15/13	86,000	85,968
6 PSP Capital Inc.	0.190%	5/16/13	23,000	22,991
6 PSP Capital Inc.	0.190%	5/22/13	30,500	30,487
6 PSP Capital Inc.	0.190%	5/23/13	15,250	15,243
5 Quebec	0.170%	3/21/13	99,000	98,991
5 Quebec	0.130%	3/26/13	82,000	81,993
5 Quebec	0.130%	3/27/13	75,000	74,993
5 Quebec	0.130%	3/28/13	195,000	194,981
Queensland Treasury Corp.	0.190%	5/22/13	126,000	125,945
Queensland Treasury Corp.	0.200%	7/1/13	99,000	98,933
Queensland Treasury Corp.	0.250%	8/21/13	197,500	197,263
				3,065,427
Foreign Industrial (5.4%)
5 BASF SE	0.160%	3/26/13	95,000	94,989
5 BASF SE	0.160%	3/27/13	96,000	95,989
5 BASF SE	0.160%	3/28/13	150,000	149,982
5 GlaxoSmithKline Finance plc	0.130%	3/5/13	71,500	71,499
5 GlaxoSmithKline Finance plc	0.130%	3/8/13	113,000	112,997
5 John Deere Financial Inc.	0.120%	3/21/13	19,000	18,999
5 Nestle Capital Corp.	0.260%	3/4/13	496,000	495,989
5 Nestle Capital Corp.	0.260%	3/12/13	495,000	494,961
5 Nestle Capital Corp.	0.115%	5/2/13	75,000	74,985
5 Nestle Capital Corp.	0.260%	5/13/13	318,000	317,832
5 Nestle Capital Corp.	0.170%–0.180%	8/12/13	231,500	231,318
5 Nestle Capital Corp.	0.170%	8/13/13	84,000	83,935
5 Nestle Capital Corp.	0.200%	9/6/13	47,000	46,951
5 Nestle Capital Corp.	0.251%	9/17/13	10,000	9,986
Nestle Finance International Ltd.	0.265%	3/25/13	244,000	243,957
Nestle Finance International Ltd.	0.265%	3/26/13	376,000	375,931
Nestle Finance International Ltd.	0.265%	4/1/13	296,000	295,932
Nestle Finance International Ltd.	0.265%	4/3/13	208,100	208,049
Nestle Finance International Ltd.	0.120%	5/2/13	83,000	82,983
Nestle Finance International Ltd.	0.270%	5/7/13	62,000	61,969
Nestle Finance International Ltd.	0.270%	5/8/13	120,000	119,939
Nestle Finance International Ltd.	0.130%	5/13/13	89,500	89,476
Nestle Finance International Ltd.	0.255%	5/14/13	378,000	377,802
Nestle Finance International Ltd.	0.190%	8/13/13	113,000	112,902
5 Reckitt Benckiser Treasury Services plc	0.180%	3/8/13	75,000	74,997
5 Reckitt Benckiser Treasury Services plc	0.180%	3/12/13	73,000	72,996
5 Reckitt Benckiser Treasury Services plc	0.180%	3/13/13	100,000	99,994
5 Reckitt Benckiser Treasury Services plc	0.180%	3/14/13	178,000	177,988
5 Reckitt Benckiser Treasury Services plc	0.180%	3/15/13	100,000	99,993
5 Reckitt Benckiser Treasury Services plc	0.180%	3/18/13	155,000	154,987
5 Roche Holdings Inc.	0.130%	4/22/13	20,000	19,996
5 Roche Holdings Inc.	0.130%	5/7/13	22,000	21,995
5 Roche Holdings Inc.	0.170%	5/21/13	38,000	37,986
5 Roche Holdings Inc.	0.170%	5/24/13	35,000	34,986

17

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
5 Roche Holdings Inc.	0.170%	5/28/13	49,250	49,230
5 Roche Holdings Inc.	0.170%	5/29/13	27,000	26,989
5 Roche Holdings Inc.	0.170%	5/30/13	79,500	79,467
5 Roche Holdings Inc.	0.170%	5/31/13	27,000	26,988
5 Sanofi	0.160%	3/20/13	229,500	229,481
5 Sanofi	0.160%	3/28/13	307,500	307,463
5 Siemens Capital Co. LLC	0.140%	3/18/13	125,000	124,992
5 Siemens Capital Co. LLC	0.120%	3/19/13	55,000	54,997
5 Siemens Capital Co. LLC	0.120%–0.140%	3/21/13	210,000	209,986
5 Siemens Capital Co. LLC	0.130%–0.140%	3/28/13	258,000	257,973
Toyota Credit Canada Inc.	0.280%	3/21/13	49,500	49,492
Toyota Credit Canada Inc.	0.270%	3/25/13	49,500	49,491
Toyota Credit Canada Inc.	0.290%	4/23/13	19,000	18,992
Toyota Credit Canada Inc.	0.240%	7/8/13	19,500	19,483
				6,570,294
Industrial (5.8%)
5 Emerson Electric Co.	0.150%	3/25/13	47,500	47,495
5 Emerson Electric Co.	0.150%	3/27/13	25,000	24,997
5 Emerson Electric Co.	0.150%	4/8/13	19,000	18,997
5 Emerson Electric Co.	0.150%	4/9/13	14,000	13,998
General Electric Co.	0.260%	3/4/13	99,000	98,998
General Electric Co.	0.130%–0.140%	3/27/13	540,000	539,947
General Electric Co.	0.140%	3/28/13	257,000	256,973
5 Google Inc.	0.150%	3/7/13	78,000	77,998
5 Google Inc.	0.200%	5/21/13	65,750	65,720
5 Google Inc.	0.160%	7/23/13	54,500	54,465
5 Procter & Gamble Co.	0.160%	3/1/13	114,625	114,625
5 Procter & Gamble Co.	0.160%	3/4/13	367,000	366,995
5 Procter & Gamble Co.	0.160%	3/5/13	39,000	38,999
5 Procter & Gamble Co.	0.150%–0.160%	3/7/13	138,000	137,996
5 Procter & Gamble Co.	0.130%–0.160%	3/8/13	155,500	155,496
5 Procter & Gamble Co.	0.160%	3/11/13	148,500	148,493
5 Procter & Gamble Co.	0.160%	3/12/13	78,000	77,996
5 The Coca-Cola Co.	0.180%	3/13/13	38,000	37,998
5 The Coca-Cola Co.	0.180%	3/14/13	187,000	186,988
5 The Coca-Cola Co.	0.160%	3/15/13	262,615	262,599
5 The Coca-Cola Co.	0.160%	3/18/13	103,000	102,992
5 The Coca-Cola Co.	0.220%	5/6/13	148,000	147,940
5 The Coca-Cola Co.	0.220%	5/7/13	99,000	98,960
5 The Coca-Cola Co.	0.220%	5/15/13	347,000	346,841
5 The Coca-Cola Co.	0.170%	5/20/13	174,000	173,934
5 The Coca-Cola Co.	0.170%	5/21/13	50,000	49,981
5 The Coca-Cola Co.	0.150%	5/22/13	299,700	299,598
5 The Coca-Cola Co.	0.220%–0.230%	6/3/13	197,500	197,384
5 The Coca-Cola Co.	0.200%–0.220%	6/4/13	179,000	178,902
5 The Coca-Cola Co.	0.180%	6/5/13	198,000	197,905
5 The Coca-Cola Co.	0.160%	6/17/13	40,000	39,981
5 The Coca-Cola Co.	0.180%	7/8/13	297,500	297,308
5 The Coca-Cola Co.	0.170%–0.180%	7/9/13	262,475	262,308
5 The Coca-Cola Co.	0.170%	7/10/13	200,000	199,876
5 The Coca-Cola Co.	0.170%	7/11/13	50,000	49,969
5 The Coca-Cola Co.	0.200%	8/29/13	320,200	319,878
5 The Coca-Cola Co.	0.200%	9/3/13	163,000	162,832
5 The Walt Disney Co.	0.150%	4/8/13	50,000	49,992
5 The Walt Disney Co.	0.150%	4/9/13	75,000	74,988

18

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
5 The Walt Disney Co.	0.150%	4/11/13	39,000	38,993
5 The Walt Disney Co.	0.150%	4/12/13	113,000	112,980
5 The Walt Disney Co.	0.150%	4/15/13	75,000	74,986
5 Wal-Mart Stores, Inc.	0.125%	4/29/13	231,000	230,953
5 Wal-Mart Stores, Inc.	0.120%	4/30/13	367,000	366,927
5 Wal-Mart Stores, Inc.	0.130%	5/2/13	145,000	144,968
				6,949,149
Total Commercial Paper (Cost $28,755,817)				28,755,817
Certificates of Deposit (22.7%)
Domestic Banks (4.2%)
Branch Banking & Trust Co.	0.150%	5/8/13	73,000	73,000
Branch Banking & Trust Co.	0.150%	5/13/13	72,000	72,000
Branch Banking & Trust Co.	0.150%	5/13/13	297,000	297,000
JPMorgan Chase Bank NA	0.220%	3/18/13	496,000	496,000
State Street Bank & Trust Co.	0.220%	3/14/13	70,000	70,000
State Street Bank & Trust Co.	0.170%	4/8/13	330,000	330,000
State Street Bank & Trust Co.	0.180%	4/9/13	226,000	226,000
State Street Bank & Trust Co.	0.180%	4/10/13	95,000	95,000
State Street Bank & Trust Co.	0.230%	4/16/13	1,489,000	1,489,000
State Street Bank & Trust Co.	0.250%	6/10/13	630,000	630,000
US Bank NA	0.140%	3/4/13	369,000	369,000
Wells Fargo Bank NA	0.230%	3/4/13	295,500	295,500
Wells Fargo Bank NA	0.220%	3/14/13	197,000	197,000
4 Wells Fargo Bank NA	0.174%	8/28/13	400,000	400,000
				5,039,500
Eurodollar Certificates of Deposit (8.1%)
Australia & New Zealand Banking Group, Ltd.	0.230%	4/11/13	25,000	25,000
4 Australia & New Zealand Banking Group, Ltd.	0.222%	4/19/13	432,000	432,000
4 Australia & New Zealand Banking Group, Ltd.	0.212%	4/25/13	387,000	387,000
4 Australia & New Zealand Banking Group, Ltd.	0.212%	5/1/13	440,000	440,000
4 Australia & New Zealand Banking Group, Ltd.	0.221%	5/14/13	250,000	250,000
4 Australia & New Zealand Banking Group, Ltd.	0.222%	5/16/13	405,000	405,000
Australia & New Zealand Banking Group, Ltd.	0.260%	5/28/13	35,000	35,000
Australia & New Zealand Banking Group, Ltd.	0.265%	6/20/13	46,000	46,000
Australia & New Zealand Banking Group, Ltd.	0.260%	7/3/13	75,000	75,000
4 Australia & New Zealand Banking Group, Ltd.	0.232%	7/25/13	290,000	290,000
4 Australia & New Zealand Banking Group, Ltd.	0.209%	8/7/13	224,000	224,000
4 Australia & New Zealand Banking Group, Ltd.	0.213%	8/27/13	261,000	261,000
Commonwealth Bank of Australia	0.230%	3/12/13	45,000	45,000
4 Commonwealth Bank of Australia	0.219%	4/9/13	827,000	827,000
4 Commonwealth Bank of Australia	0.232%	4/16/13	409,000	409,000
4 Commonwealth Bank of Australia	0.242%	5/16/13	410,000	410,000
4 Commonwealth Bank of Australia	0.229%	7/10/13	60,000	60,000
4 Commonwealth Bank of Australia	0.222%	8/13/13	439,000	439,000
4 Commonwealth Bank of Australia	0.221%	8/20/13	498,000	498,000
4 Commonwealth Bank of Australia	0.213%	8/26/13	687,000	687,000
4 National Australia Bank Ltd.	0.259%	3/5/13	205,000	205,000
4 National Australia Bank Ltd.	0.252%	4/2/13	1,035,000	1,035,000
4 National Australia Bank Ltd.	0.252%	4/23/13	475,000	475,000
4 National Australia Bank Ltd.	0.252%	4/25/13	530,000	530,000
4 National Australia Bank Ltd.	0.252%	5/21/13	35,000	35,000
4 National Australia Bank Ltd.	0.261%	6/20/13	78,000	78,000
4 National Australia Bank Ltd.	0.262%	7/1/13	35,000	35,000

19

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
4 National Australia Bank Ltd.	0.260%	7/3/13	30,000	30,000
4 National Australia Bank Ltd.	0.190%	8/12/13	1,182,000	1,182,000
				9,850,000
Yankee Certificates of Deposit (10.4%)
4 Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.199%	4/11/13	170,000	170,000
4 Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.202%	4/23/13	315,000	315,000
4 Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.198%	5/7/13	96,000	96,000
4 Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.199%	5/7/13	165,000	165,000
Bank of Montreal (Chicago Branch)	0.230%	3/5/13	30,000	30,000
Bank of Montreal (Chicago Branch)	0.220%	3/11/13	1,000,000	1,000,000
Bank of Montreal (Chicago Branch)	0.230%	3/20/13	75,000	75,000
Bank of Montreal (Chicago Branch)	0.230%	4/4/13	345,000	345,000
Bank of Montreal (Chicago Branch)	0.200%	4/18/13	93,000	93,000
Bank of Montreal (Chicago Branch)	0.190%	4/23/13	381,000	381,000
Bank of Montreal (Chicago Branch)	0.190%	5/6/13	360,000	360,000
Bank of Montreal (Chicago Branch)	0.190%	5/7/13	115,000	115,000
4 Bank of Nova Scotia (Houston Branch)	0.239%	3/5/13	390,000	390,000
Bank of Nova Scotia (Houston Branch)	0.220%	3/13/13	29,000	29,000
4 Bank of Nova Scotia (Houston Branch)	0.219%	4/5/13	460,000	459,998
4 Bank of Nova Scotia (Houston Branch)	0.232%	4/23/13	1,000,000	1,000,000
4 Bank of Nova Scotia (Houston Branch)	0.232%	4/24/13	400,000	400,000
4 Bank of Nova Scotia (Houston Branch)	0.219%	5/7/13	595,000	594,994
4 Bank of Nova Scotia (Houston Branch)	0.222%	5/20/13	466,000	465,995
4 Bank of Nova Scotia (Houston Branch)	0.224%	5/31/13	115,000	114,999
Canadian Imperial Bank of Commerce
(New York Branch)	0.340%	3/1/13	22,000	22,000
Canadian Imperial Bank of Commerce
(New York Branch)	0.160%	3/11/13	195,000	195,000
Canadian Imperial Bank of Commerce
(New York Branch)	0.130%	4/15/13	500,000	500,000
Canadian Imperial Bank of Commerce
(New York Branch)	0.130%	5/7/13	292,000	292,000
4 National Australia Bank Ltd. (New York Branch)	0.279%	8/13/13	129,000	129,036
4 Royal Bank of Canada (New York Branch)	0.419%	4/10/13	70,000	70,020
Toronto Dominion Bank (New York Branch)	0.260%	3/5/13	200,000	200,000
Toronto Dominion Bank (New York Branch)	0.210%	3/11/13	20,000	20,000
Toronto Dominion Bank (New York Branch)	0.270%	3/18/13	25,000	25,000
Toronto Dominion Bank (New York Branch)	0.240%	3/19/13	99,000	99,000
4 Toronto Dominion Bank (New York Branch)	0.203%	4/26/13	486,000	486,000
4 Toronto Dominion Bank (New York Branch)	0.199%	5/7/13	784,000	784,000
Toronto Dominion Bank (New York Branch)	0.240%	5/20/13	40,000	40,000
4 Toronto Dominion Bank (New York Branch)	0.202%	6/17/13	75,000	75,000
4 Toronto Dominion Bank (New York Branch)	0.202%	6/24/13	180,000	180,000
4 Toronto Dominion Bank (New York Branch)	0.199%	7/8/13	65,000	65,000
4 Toronto Dominion Bank (New York Branch)	0.202%	7/16/13	272,000	272,000
4 Toronto Dominion Bank (New York Branch)	0.200%	8/5/13	297,000	297,000
4 Toronto Dominion Bank (New York Branch)	0.199%	8/6/13	136,000	136,000
4 Toronto Dominion Bank (New York Branch)	0.199%	8/7/13	250,000	250,000
4 Toronto Dominion Bank (New York Branch)	0.202%	8/13/13	500,000	500,000
4 Toronto Dominion Bank (New York Branch)	0.201%	8/15/13	149,000	149,000
4 Toronto Dominion Bank (New York Branch)	—	9/4/13	218,000	218,000

20

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
4 Westpac Banking Corp. (New York Branch)	0.219%	4/5/13	144,000	144,000
4 Westpac Banking Corp. (New York Branch)	0.202%	4/24/13	235,000	235,000
4 Westpac Banking Corp. (New York Branch)	0.200%	5/2/13	397,000	397,000
4 Westpac Banking Corp. (New York Branch)	0.370%	5/3/13	79,000	79,022
4 Westpac Banking Corp. (New York Branch)	0.252%	7/1/13	74,000	74,000
4 Westpac Banking Corp. (New York Branch)	0.252%	7/1/13	50,000	50,000
				12,583,064
Total Certificates of Deposit (Cost $27,472,564)				27,472,564
Repurchase Agreements (0.1%)
Bank of Nova Scotia (Dated 2/28/13,
Repurchase Value $50,000,000, collateralized
by U.S. Treasury Bill 0.000%, 2/6/14)	0.160%	3/1/13	50,000,000	50,000
RBC Capital Markets LLC (Dated 2/28/13,
Repurchase Value $20,000,000, collateralized
by U.S. Treasury Note/Bond 2.500%, 3/31/15)	0.150%	3/1/13	20,000,000	20,000
RBC Capital Markets LLC (Dated 2/28/13,
Repurchase Value $18,203,000, collateralized
by U.S. Treasury Note/Bond 2.500%, 3/31/15)	0.150%	3/1/13	18,203,000	18,203
TD Securities (USA) LLC (Dated 2/28/13,
Repurchase Value $30,000,000, collateralized
by U.S. Treasury Note/Bond 2.125%, 2/15/40)	0.140%	3/1/13	30,000,000	30,000
TD Securities (USA) LLC (Dated 2/28/13,
Repurchase Value $34,000,000, collateralized
by U.S. Treasury Note/Bond 2.125%, 2/15/40)	0.170%	3/1/13	34,000,000	34,000
Total Repurchase Agreements (Cost $152,203)				152,203

			Shares
Money Market Fund (1.4%)
7 Vanguard Municipal Cash Management Fund
(Cost $1,677,952)	0.107%		1,677,951,948	1,677,952

			Face
			Amount
			($000)
Tax-Exempt Municipal Bonds (1.9%)
8 ABAG Finance Authority for Nonprofit Corps.
California Revenue (Miramar Apartments)
VRDO	0.100%	3/7/13	11,900	11,900
8 ABAG Finance Authority for Nonprofit Corps.
California Revenue (Southport Apartments)
VRDO	0.100%	3/7/13	15,700	15,700
8 Albany NY Industrial Development Agency
Revenue (The College of Saint Rose Project)
VRDO	0.110%	3/7/13	13,400	13,400
8 Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.100%	3/7/13	35,035	35,035
8 Ascension Parish LA Industrial Development
Board Revenue (IMTT-Geismar Project) VRDO	0.100%	3/7/13	79,000	79,000
8 Birmingham AL Public Educational Building
Student Housing Revenue (University of
Alabama at Birmingham Project) VRDO	0.110%	3/7/13	16,015	16,015

21

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
8 California Housing Finance Agency Home
Mortgage Revenue VRDO	0.080%	3/7/13	16,700	16,700
8 California Housing Finance Agency
Multifamily Housing Revenue VRDO	0.110%	3/7/13	20,595	20,595
8 California Statewide Communities Development
Authority Multifamily Housing Revenue
(Belmont Project) VRDO	0.110%	3/7/13	8,300	8,300
8 California Statewide Communities Development
Authority Multifamily Housing Revenue
(Wilshire Court Project) VRDO	0.110%	3/7/13	11,900	11,900
8 Clackamas County OR Hospital Facility Authority
Revenue (Legacy Health System) VRDO	0.110%	3/7/13	9,700	9,700
8 Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.110%	3/7/13	11,200	11,200
8 Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan Society
Project) VRDO	0.090%	3/7/13	10,000	10,000
8 Columbus OH Regional Airport Authority
Airport Revenue
(Oasbo Expanded Asset Program) VRDO	0.110%	3/7/13	17,200	17,200
Connecticut Health & Educational
Facilities Authority Revenue (Yale University)
VRDO	0.090%	3/7/13	35,000	35,000
Curators of the University of Missouri System
Facilities Revenue VRDO	0.090%	3/7/13	61,940	61,940
8 Fairfax County VA Economic Development
Authority Resource Recovery Revenue
(Lorton Arts Foundation Project) VRDO	0.110%	3/7/13	10,600	10,600
8 Greenville County SC Hospital System Revenue
VRDO	0.100%	3/7/13	13,000	13,000
Gulf Coast TX Industrial Development Authority
Revenue (ExxonMobil Project) VRDO	0.090%	3/1/13	60,600	60,600
8 Hanover County VA Economic Development
Authority Revenue
(Bon Secours Health System Inc.) VRDO	0.110%	3/7/13	11,955	11,955
8 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System) VRDO	0.100%	3/7/13	42,000	42,000
8 Idaho Housing & Finance Association
Single Family Mortgage Revenue VRDO	0.110%	3/7/13	19,000	19,000
8 Idaho Housing & Finance Association
Single Family Mortgage Revenue VRDO	0.110%	3/7/13	14,300	14,300
Indiana Finance Authority Revenue
(Lease Appropriation) VRDO	0.100%	3/7/13	15,075	15,075
8 Kentucky Economic Development Finance
Authority Hospital Revenue
(Baptist Healthcare System Obligated Group)
VRDO	0.080%	3/7/13	25,035	25,035
8 Lincoln County WY Pollution Control Revenue
(PacifiCorp Project) VRDO	0.120%	3/7/13	17,200	17,200
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes Medical
Institute) VRDO	0.090%	3/7/13	18,855	18,855

22

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes Medical
Institute) VRDO	0.090%	3/7/13	24,835	24,835
8 Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System) VRDO	0.100%	3/7/13	29,765	29,765
Massachusetts Health & Educational Facilities
Authority Revenue (MIT) VRDO	0.100%	3/7/13	19,320	19,320
8 Miami-Dade County FL Health Facilities
Authority Hospital Revenue
(Miami Children’s Hospital) VRDO	0.120%	3/7/13	7,400	7,400
8 Miami-Dade County FL Special Obligation
Revenue (Juvenile Courthouse Project) VRDO	0.100%	3/7/13	25,350	25,350
8 Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care S
ystem Revenue (Allina Health System) VRDO	0.090%	3/7/13	15,000	15,000
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.100%	3/1/13	45,000	45,000
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.100%	3/1/13	20,700	20,700
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.110%	3/1/13	39,000	39,000
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.100%	3/7/13	18,000	18,000
8 New Jersey Transportation Trust Fund
Authority Transportation System Revenue
VRDO	0.090%	3/7/13	18,000	18,000
8 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Carnegie Park) VRDO	0.080%	3/7/13	39,505	39,505
8 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Monterey) VRDO	0.080%	3/7/13	21,980	21,980
8 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (One
Columbus Place Development) VRDO	0.100%	3/7/13	68,100	68,100
8 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Related-Sierra Development) VRDO	0.100%	3/7/13	32,500	32,500
8 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (West
End Towers) VRDO	0.100%	3/7/13	31,300	31,300
8 New York State Dormitory Authority Revenue
(Royal Charter Properties) VRDO	0.080%	3/7/13	71,500	71,500
8 New York State Dormitory Authority Revenue
(St. John’s University) VRDO	0.100%	3/7/13	10,400	10,400
8 New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.080%	3/7/13	20,500	20,500
8 New York State Housing Finance Agency
Housing Revenue (125 West 31st Street)
VRDO	0.110%	3/7/13	42,300	42,300

23

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
8 New York State Housing Finance Agency
Housing Revenue (160 West 62nd Street)
VRDO	0.100%	3/7/13	95,990	95,990
8 New York State Housing Finance Agency
Housing Revenue (20 River Terrace Housing)
VRDO	0.110%	3/7/13	17,300	17,300
8 New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.080%	3/7/13	43,985	43,985
8 New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.080%	3/7/13	75,945	75,945
8 New York State Housing Finance Agency
Housing Revenue (70 Battery Place) VRDO	0.100%	3/7/13	12,800	12,800
8 New York State Housing Finance Agency
Housing Revenue (Clinton Green North) VRDO	0.110%	3/7/13	31,845	31,845
8 New York State Housing Finance Agency
Housing Revenue (Clinton Green South) VRDO	0.110%	3/7/13	11,625	11,625
8 New York State Housing Finance Agency
Housing Revenue (Clinton Park) VRDO	0.130%	3/7/13	15,000	15,000
8 New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.100%	3/7/13	24,500	24,500
8 New York State Housing Finance Agency
Housing Revenue (Gotham West Housing)
VRDO	0.090%	3/7/13	38,000	38,000
8 New York State Housing Finance Agency
Housing Revenue (Gotham West Housing)
VRDO	0.100%	3/7/13	25,000	25,000
8 New York State Housing Finance Agency
Housing Revenue (West 17th Street) VRDO	0.100%	3/7/13	11,710	11,710
8 New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.100%	3/7/13	21,875	21,875
8 North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.130%	3/7/13	10,950	10,950
8 North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.130%	3/7/13	11,100	11,100
8 North Carolina Medical Care Commission
Health Care Facilities Revenue (Vidant Health)
VRDO	0.100%	3/7/13	38,300	38,300
8 North Carolina Medical Care Commission
Health Care Facilities Revenue (WakeMed)
VRDO	0.110%	3/7/13	27,500	27,500
Ohio State University General Receipts
Revenue VRDO	0.090%	3/7/13	115,300	115,300
Ohio State University General Receipts
Revenue VRDO	0.100%	3/7/13	6,200	6,200
8 Philadelphia PA GO VRDO	0.100%	3/7/13	16,000	16,000
8 Piedmont SC Municipal Power Agency
Revenue VRDO	0.120%	3/7/13	16,000	16,000
8 Rhode Island Health & Educational Building Corp.
Higher Education Facility Revenue (Rogers
Williams University) VRDO	0.100%	3/7/13	7,275	7,275
8 Richmond CA Multifamily Housing Revenue
(Baycliff Apartments Project) VRDO	0.100%	3/7/13	20,890	20,890

24

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
8 Russell County VA Industrial Development
Authority Hospital Revenue (STS Health
Alliance) VRDO	0.110%	3/7/13	9,365	9,365
8 Salem OR Hospital Facility Authority Revenue
(Salem Hospital Project) VRDO	0.100%	3/7/13	16,500	16,500
8 San Diego CA Housing Authority
Multifamily Housing Revenue
(Villa Nueva Apartments) VRDO	0.100%	3/7/13	29,600	29,600
8 Simi Valley CA Multifamily Housing Revenue
(Parker Ranch Project) VRDO	0.100%	3/7/13	23,700	23,700
8 Smyth County VA Industrial Development
Authority Hospital Revenue VRDO	0.100%	3/7/13	31,570	31,570
8 St. Cloud MN Health Care Revenue
(Centracare Health System) VRDO	0.100%	3/7/13	21,995	21,995
8 St. Joseph MO Industrial Development
Authority Health Facilities Revenue
(Heartland Regional Medical Center) VRDO	0.100%	3/7/13	20,500	20,500
8 Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue
(Scott & White Healthcare Project) VRDO	0.110%	3/7/13	68,000	68,000
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.110%	3/7/13	28,900	28,900
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.110%	3/7/13	42,400	42,400
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.120%	3/7/13	34,620	34,620
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.140%	3/7/13	18,600	18,600
Texas Department of Housing & Community
Affairs Single Mortgage Revenue VRDO	0.140%	3/7/13	57,500	57,500
8 Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.110%	3/7/13	6,500	6,500
8 Washington Housing Finance Commission
Non-profit Housing Revenue (Rockwood
Retirement Communities Program) VRDO	0.100%	3/7/13	5,900	5,900
8 West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	0.120%	3/7/13	29,840	29,840
8 Whittier CA Health Facility Revenue
(Presbyterian Intercommunity Hospital) VRDO	0.080%	3/7/13	20,500	20,500
Total Tax-Exempt Municipal Bonds (Cost $2,382,740)				2,382,740
Corporate Bonds (0.2%)
Finance (0.2%)
4 Royal Bank of Canada	0.461%	3/8/13	88,400	88,405
4 Royal Bank of Canada (New York Branch)	0.355%	7/11/13	10,000	10,005
4 Royal Bank of Canada (New York Branch)	0.345%	8/6/13	59,000	59,031
Royal Bank of Canada (New York Branch)	2.250%	3/15/13	88,000	88,072
4 Westpac Banking Corp. (New York Branch)	1.055%	7/10/13	14,000	14,042
General Electric Capital Corp.	4.800%	5/1/13	18,000	18,140
Total Corporate Bonds (Cost $277,695)				277,695

25

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
Domestic Banks (0.1%)
[4,6]	Export Development Canada	0.199%	7/11/13	49,000	49,000
[4,6,9] Network Rail Infrastructure Finance plc		0.330%	6/14/13	23,500	23,507
	Province of Ontario	3.500%	7/15/13	11,750	11,894
Total Sovereign Bonds (Cost $84,401)					84,401
Taxable Municipal Bonds (0.4%)
[6,8]	BlackRock Municipal Bond Trust TOB VRDO	0.180%	3/1/13	18,105	18,105
[6,8]	BlackRock Municipal Income Investment Quality
	Trust TOB VRDO	0.180%	3/1/13	9,660	9,660
[6,8]	BlackRock Municipal Income Trust TOB VRDO	0.180%	3/1/13	207,000	207,000
[6,8]	BlackRock MuniHoldings Fund II, Inc. TOB VRDO	0.180%	3/1/13	21,850	21,850
[6,8]	BlackRock MuniHoldings Fund, Inc. TOB VRDO	0.180%	3/1/13	19,165	19,165
[6,8]	BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.180%	3/1/13	100,000	100,000
[6,8]	BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.180%	3/1/13	19,875	19,875
[6,8]	BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.180%	3/1/13	12,910	12,910
[6,8]	BlackRock Strategic Municipal Trust TOB VRDO	0.180%	3/1/13	9,820	9,820
[6,8]	Los Angeles CA Department of Water & Power
	Revenue TOB VRDO	0.220%	3/7/13	13,000	13,000
6	Massachusetts Transportation Fund Revenue
	TOB VRDO	0.220%	3/7/13	13,100	13,100
6	Seattle WA Municipal Light & Power Revenue
	TOB VRDO	0.220%	3/7/13	6,400	6,400
Total Taxable Municipal Bonds (Cost $450,885)					450,885
Total Investments (100.5%) (Cost $121,504,809)					121,504,809
Other Assets and Liabilities (-0.5%)
Other Assets					474,584
Liabilities					(1,104,057)
					(629,473)
Net Assets (100%)					120,875,336

26

Prime Money Market Fund

At February 28, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	120,865,064
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	10,272
Net Assets	120,875,336

Investor Shares—Net Assets
Applicable to 95,360,599,921 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	95,378,322
Net Asset Value Per Share—Investor Shares	$1.00

Institutional Shares—Net Assets
Applicable to 25,493,831,652 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	25,497,014
Net Asset Value Per Share—Institutional Shares	$1.00

See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At February 28, 2013, the aggregate value of these securities was $18,674,343,000, representing 15.4% of net assets.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, the aggregate value of these securities was $726,063,000, representing 0.6% of net assets.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8 Scheduled principal and interest payments are guaranteed by bank letter of credit.
9 Guaranteed by the Government of the United Kingdom.
See accompanying Notes, which are an integral part of the Financial Statements.

27

Prime Money Market Fund

Statement of Operations

Six Months Ended
February 28, 2013
($000)
Investment Income
Income
Interest[1]	110,826
Total Income	110,826
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,203
Management and Administrative—Investor Shares	64,621
Management and Administrative—Institutional Shares	8,070
Marketing and Distribution—Investor Shares	11,975
Marketing and Distribution—Institutional Shares	3,263
Custodian Fees	692
Shareholders’ Reports—Investor Shares	343
Shareholders’ Reports—Institutional Shares	71
Trustees’ Fees and Expenses	91
Total Expenses	90,329
Expense Reduction—Note B	(3,253)
Net Expenses	87,076
Net Investment Income	23,750
Realized Net Gain (Loss) on Investment Securities Sold	546
Net Increase (Decrease) in Net Assets Resulting from Operations	24,296
1 Interest income from an affiliated company of the fund was $1,178,000.

See accompanying Notes, which are an integral part of the Financial Statements.

28

Prime Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	23,750	57,450
Realized Net Gain (Loss)	546	1,405
Net Increase (Decrease) in Net Assets Resulting from Operations	24,296	58,855
Distributions
Net Investment Income
Investor Shares	(12,010)	(32,517)
Institutional Shares	(11,740)	(24,933)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
Total Distributions	(23,750)	(57,450)
Capital Share Transactions
Investor Shares	5,166,239	(2,193,142)
Institutional Shares	954,021	2,803,343
Net Increase (Decrease) from Capital Share Transactions	6,120,260	610,201
Total Increase (Decrease)	6,120,806	611,606
Net Assets
Beginning of Period	114,754,530	114,142,924
End of Period	120,875,336	114,754,530

See accompanying Notes, which are an integral part of the Financial Statements.

29

Prime Money Market Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	February 28,				Year Ended August 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0001	.0004	.001	.001	.013	.035
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.0001	.0004	.001	.001	.013	.035
Distributions
Dividends from Net Investment Income	(.0001)	(.0004)	(.001)	(.001)	(.013)	(.035)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0001)	(.0004)	(.001)	(.001)	(.013)	(.035)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.01%	0.04%	0.06%	0.08%	1.31%	3.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$95,378	$90,212	$92,404	$88,684	$96,078	$92,483
Ratio of Expenses to
Average Net Assets	0.16%[2]	0.16%	0.20%	0.23%	0.28%[3]	0.23%
Ratio of Net Investment Income to
Average Net Assets	0.03%	0.04%	0.06%	0.08%	1.25%	3.49%

The expense ratio and net income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.17%. See Note B in Notes to Financial Statements.
3 Includes 0.03% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

30

Prime Money Market Fund

Financial Highlights

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	February 28,				Year Ended August 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0005	.001	.002	.002	.015	.037
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.0005	.001	.002	.002	.015	.037
Distributions
Dividends from Net Investment Income	(.0005)	(.001)	(.002)	(.002)	(.015)	(.037)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0005)	(.001)	(.002)	(.002)	(.015)	(.037)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.05%	0.11%	0.17%	0.22%	1.47%	3.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25,497	$24,543	$21,739	$19,107	$18,323	$13,844
Ratio of Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.13%[1]	0.08%
Ratio of Net Investment Income to
Average Net Assets	0.10%	0.11%	0.17%	0.22%	1.40%	3.64%

The expense ratio and net income ratio for the current period have been annualized.
1 Includes 0.03% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

31

Prime Money Market Fund

Notes to Financial Statements

Vanguard Prime Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries. The fund offers two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

2. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2009–2012), and for the period ended February 28, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2013, the fund had contributed capital of $15,623,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 6.25% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or

32

Prime Money Market Fund

positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the period ended February 28, 2013, Vanguard’s expenses were reduced by $3,253,000 (an effective annual rate of 0.01% of the fund’s average net assets).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 28, 2013		August 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	64,149,885	64,149,885	103,443,975	103,443,975
Issued in Lieu of Cash Distributions	11,761	11,761	31,844	31,844
Redeemed	(58,995,407)	(58,995,407)	(105,668,961)	(105,668,961)
Net Increase (Decrease)—Investor Shares	5,166,239	5,166,239	(2,193,142)	(2,193,142)
Institutional Shares
Issued	8,664,791	8,664,791	18,703,639	18,703,639
Issued in Lieu of Cash Distributions	11,495	11,495	24,338	24,338
Redeemed	(7,722,265)	(7,722,265)	(15,924,634)	(15,924,634)
Net Increase (Decrease) —Institutional Shares	954,021	954,021	2,803,343	2,803,343

E. In preparing the financial statements as of February 28, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

33

Federal Money Market Fund

Fund Profile
As of February 28, 2013

Financial Attributes
Ticker Symbol	VMFXX
Expense Ratio[1]	0.16%
7-Day SEC Yield	0.01%
Average Weighted
Maturity	58 days

Sector Diversification (% of portfolio)
U.S. Treasury Bills	20.7%
U.S. Government Agency Obligations	77.2
Repurchase Agreements	2.1

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated December 28, 2012, and represents estimated costs for the current fiscal year. For the six months ended February 28, 2013, the annualized expense ratio was 0.15%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.16%.

34

Federal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 2002, Through February 28, 2013
		Gov’t Money
		Market Funds
		Average
Fiscal Year	Total Returns	Total Returns
2003	1.11%	0.64%
2004	0.82	0.40
2005	2.26	1.73
2006	4.31	3.78
2007	5.17	4.58
2008	3.46	2.71
2009	1.06	0.43
2010	0.04	0.00
2011	0.02	0.00
2012	0.01	0.00
2013	0.00	0.00

7-day SEC yield (2/28/2013): 0.01%
Government Money Market Funds Average: Derived from data provided by Lipper Inc.
Note: For 2013, performance data reflect the six months ended February 28, 2013.

Average Annual Total Returns: Periods Ended December 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Federal Money Market Fund	7/13/1981	0.01%	0.59%	1.76%

See Financial Highlights for dividend information.

35

Federal Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2013

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec. gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (99.4%)
2	Fannie Mae Discount Notes	0.155%–0.160%	3/6/13	11,200	11,200
2	Fannie Mae Discount Notes	0.140%	3/7/13	3,000	3,000
2	Fannie Mae Discount Notes	0.160%	3/13/13	3,736	3,736
2	Fannie Mae Discount Notes	0.090%–0.150%	4/1/13	29,889	29,886
2	Fannie Mae Discount Notes	0.120%–0.150%	4/10/13	4,580	4,579
2	Fannie Mae Discount Notes	0.170%	4/17/13	50,000	49,989
2	Fannie Mae Discount Notes	0.110%–0.170%	4/18/13	14,000	13,997
2	Fannie Mae Discount Notes	0.180%	5/1/13	1,650	1,649
2	Fannie Mae Discount Notes	0.095%–0.170%	5/8/13	36,265	36,256
2	Fannie Mae Discount Notes	0.140%	5/15/13	1,500	1,500
2	Fannie Mae Discount Notes	0.140%–0.145%	5/22/13	25,500	25,492
2	Fannie Mae Discount Notes	0.140%	5/29/13	60,000	59,979
2	Fannie Mae Discount Notes	0.158%	6/5/13	25,000	24,989
2	Fannie Mae Discount Notes	0.150%	6/12/13	30,000	29,987
2	Fannie Mae Discount Notes	0.150%	6/17/13	4,400	4,398
2	Fannie Mae Discount Notes	0.140%	6/19/13	79,676	79,642
2	Fannie Mae Discount Notes	0.144%	6/26/13	20,000	19,991
2	Fannie Mae Discount Notes	0.140%	7/3/13	65,540	65,508
2	Fannie Mae Discount Notes	0.140%	8/1/13	2,100	2,099
3	Federal Home Loan Bank
	Discount Notes	0.130%–0.160%	3/1/13	62,900	62,900
3	Federal Home Loan Bank
	Discount Notes	0.100%–0.140%	3/5/13	8,147	8,147
3	Federal Home Loan Bank
	Discount Notes	0.130%	3/8/13	30,000	29,999
3	Federal Home Loan Bank
	Discount Notes	0.090%–0.150%	3/13/13	142,000	141,995
3	Federal Home Loan Bank
	Discount Notes	0.140%–0.160%	3/15/13	43,401	43,398
3	Federal Home Loan Bank
	Discount Notes	0.095%–0.155%	3/20/13	135,547	135,538
3	Federal Home Loan Bank
	Discount Notes	0.150%	4/3/13	6,600	6,599
3	Federal Home Loan Bank
	Discount Notes	0.090%	4/5/13	25,000	24,998

36

Federal Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
3	Federal Home Loan Bank
	Discount Notes	0.120%	4/8/13	2,421	2,421
3	Federal Home Loan Bank
	Discount Notes	0.120%–0.160%	4/15/13	7,900	7,899
3	Federal Home Loan Bank
	Discount Notes	0.120%–0.170%	4/19/13	9,704	9,702
3	Federal Home Loan Bank
	Discount Notes	0.090%	4/26/13	10,000	9,999
3	Federal Home Loan Bank
	Discount Notes	0.110%–0.170%	5/3/13	23,125	23,119
3	Federal Home Loan Bank
	Discount Notes	0.100%–0.160%	5/8/13	33,000	32,991
3	Federal Home Loan Bank
	Discount Notes	0.130%	5/10/13	2,700	2,699
3	Federal Home Loan Bank
	Discount Notes	0.095%–0.150%	5/15/13	30,779	30,772
3	Federal Home Loan Bank
	Discount Notes	0.095%	5/17/13	8,835	8,833
3	Federal Home Loan Bank
	Discount Notes	0.165%	5/22/13	50,000	49,981
3	Federal Home Loan Bank
	Discount Notes	0.140%	5/24/13	84,500	84,472
3	Federal Home Loan Bank
	Discount Notes	0.139%–0.164%	5/29/13	72,050	72,022
3	Federal Home Loan Bank
	Discount Notes	0.140%	5/31/13	18,000	17,994
3	Federal Home Loan Bank
	Discount Notes	0.150%	6/3/13	2,875	2,874
3	Federal Home Loan Bank
	Discount Notes	0.150%–0.160%	6/7/13	22,800	22,790
3	Federal Home Loan Bank
	Discount Notes	0.155%	6/12/13	25,000	24,989
3	Federal Home Loan Bank
	Discount Notes	0.150%	6/14/13	11,000	10,995
3	Federal Home Loan Bank
	Discount Notes	0.120%	6/19/13	6,700	6,698
3	Federal Home Loan Bank
	Discount Notes	0.140%	7/3/13	64,460	64,429
3	Federal Home Loan Bank
	Discount Notes	0.130%	7/5/13	2,900	2,899
[3,4]	Federal Home Loan Banks	0.158%	9/6/13	20,000	19,999
[3,4]	Federal Home Loan Banks	0.152%	11/22/13	30,000	29,997
[3,4]	Federal Home Loan Banks	0.178%	12/26/13	25,000	25,000
[3,4]	Federal Home Loan Banks	0.182%	10/1/14	6,000	5,998
[2,4]	Federal Home Loan Mortgage Corp.	0.162%	3/21/13	13,000	13,000
[2,4]	Federal Home Loan Mortgage Corp.	0.148%	5/6/13	67,600	67,595
[2,4]	Federal Home Loan Mortgage Corp.	0.147%	5/16/13	50,100	50,098
[2,4]	Federal Home Loan Mortgage Corp.	0.150%	6/3/13	124,400	124,390
[2,4]	Federal Home Loan Mortgage Corp.	0.152%	6/17/13	123,200	123,210
[2,4]	Federal National Mortgage Assn.	0.190%	8/12/13	30,000	29,996
[2,4]	Federal National Mortgage Assn.	0.169%	11/8/13	50,000	49,990
[2,4]	Federal National Mortgage Assn.	0.171%	11/14/13	65,000	64,986
[2,4]	Federal National Mortgage Assn.	0.181%	6/20/14	47,000	46,997
[2,4]	Federal National Mortgage Assn.	0.179%	9/11/14	150,000	149,953
[2,4]	Federal National Mortgage Assn.	0.173%	2/27/15	60,000	59,970

37

Federal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
2 Freddie Mac Discount Notes	0.155%–0.160%	3/5/13	13,360	13,360
2 Freddie Mac Discount Notes	0.150%–0.155%	3/11/13	10,900	10,900
2 Freddie Mac Discount Notes	0.140%	3/18/13	3,034	3,034
2 Freddie Mac Discount Notes	0.160%–0.200%	4/1/13	5,000	4,999
2 Freddie Mac Discount Notes	0.120%–0.160%	4/3/13	18,500	18,497
2 Freddie Mac Discount Notes	0.170%	4/9/13	6,713	6,712
2 Freddie Mac Discount Notes	0.120%	4/15/13	2,657	2,657
2 Freddie Mac Discount Notes	0.110%–0.170%	4/22/13	11,100	11,098
2 Freddie Mac Discount Notes	0.160%	4/23/13	3,000	2,999
2 Freddie Mac Discount Notes	0.090%–0.175%	4/24/13	9,200	9,198
2 Freddie Mac Discount Notes	0.088%–0.160%	4/29/13	19,307	19,303
2 Freddie Mac Discount Notes	0.200%	5/1/13	4,000	3,999
2 Freddie Mac Discount Notes	0.095%–0.170%	5/6/13	40,700	40,692
2 Freddie Mac Discount Notes	0.100%–0.170%	5/13/13	61,700	61,685
2 Freddie Mac Discount Notes	0.140%–0.160%	5/20/13	55,000	54,982
2 Freddie Mac Discount Notes	0.095%–0.170%	5/21/13	26,300	26,293
2 Freddie Mac Discount Notes	0.135%–0.170%	5/28/13	7,000	6,997
2 Freddie Mac Discount Notes	0.150%	6/10/13	10,000	9,996
2 Freddie Mac Discount Notes	0.150%	6/17/13	5,000	4,998
2 Freddie Mac Discount Notes	0.139%–0.140%	6/24/13	38,334	38,317
2 Freddie Mac Discount Notes	0.145%	6/25/13	8,000	7,996
2 Freddie Mac Discount Notes	0.150%	7/1/13	35,687	35,669
United States Treasury Bill	0.140%–0.143%	3/28/13	60,000	59,994
United States Treasury Bill	0.101%–0.148%	4/18/13	150,000	149,975
United States Treasury Bill	0.083%–0.165%	5/2/13	75,000	74,986
United States Treasury Bill	0.085%	5/16/13	125,000	124,978
United States Treasury Bill	0.110%–0.115%	5/23/13	135,000	134,965
United States Treasury Bill	0.125%	5/30/13	50,000	49,984
United States Treasury Bill	0.108%–0.112%	8/1/13	115,000	114,946
United States Treasury Bill	0.113%	8/8/13	75,000	74,962
United States Treasury Bill	0.117%	8/15/13	10,000	9,995
United States Treasury Note/Bond	1.375%	3/15/13	63,000	63,030
United States Treasury Note/Bond	2.500%	3/31/13	10,000	10,019
United States Treasury Note/Bond	0.750%	3/31/13	30,000	30,015
United States Treasury Note/Bond	1.750%	4/15/13	10,000	10,020
United States Treasury Note/Bond	1.375%	5/15/13	135,000	135,352
United States Treasury Note/Bond	3.375%	7/31/13	50,000	50,682
Total U. S. Government and Agency Obligations (Cost $3,759,492)				3,759,492
Repurchase Agreements (2.1%)
Bank of Nova Scotia
(Dated 2/28/13, Repurchase Value
$39,681,000, collateralized by
US Treasury Note/Bond 0.875%, 1/31/18)	0.160%	3/1/13	39,681	39,681
RBC Capital Markets LLC
(Dated 2/28/13, Repurchase Value
$16,000,000, collateralized by
US Treasury Note/Bond 2.500%, 3/31/15)	0.150%	3/1/13	16,000	16,000
TD Securities (USA) LLC
(Dated 2/28/13, Repurchase Value
$23,000,000, collateralized by
Treasury Inflation Index Note/Bond
2.125%, 2/15/40)	0.140%	3/1/13	23,000	23,000
Total Repurchase Agreements (Cost $78,681)				78,681
Total Investments (101.5%) (Cost $3,838,173)				3,838,173

38

Federal Money Market Fund

Market
Value•
($000)
Other Assets and Liabilities (-1.5%)
Other Assets	7,936
Liabilities	(63,574)
(55,638)
Net Assets (100%)
Applicable to 3,781,835,711 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,782,535
Net Asset Value Per Share	$1.00

At February 28, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	3,782,351
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	184
Net Assets	3,782,535

• See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
See accompanying Notes, which are an integral part of the Financial Statements.

39

Federal Money Market Fund

Statement of Operations

Six Months Ended
February 28, 2013
($000)
Investment Income
Income
Interest	3,072
Total Income	3,072
Expenses
The Vanguard Group—Note B
Investment Advisory Services	41
Management and Administrative	2,701
Marketing and Distribution	339
Custodian Fees	26
Shareholders’ Reports	18
Trustees’ Fees and Expenses	4
Total Expenses	3,129
Expense Reduction—Note B	(252)
Net Expenses	2,877
Net Investment Income	195
Realized Net Gain (Loss) on Investment Securities Sold	38
Net Increase (Decrease) in Net Assets Resulting from Operations	233

See accompanying Notes, which are an integral part of the Financial Statements.

40

Federal Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 21,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	195	444
Realized Net Gain (Loss)	38	35
Net Increase (Decrease) in Net Assets Resulting from Operations	233	479
Distributions
Net Investment Income	(195)	(444)
Realized Capital Gain	—	—
Total Distributions	(195)	(444)
Capital Share Transactions
Issued	174,873	379,852
Issued in Lieu of Cash Distributions	192	435
Redeemed	(495,738)	(1,071,053)
Net Increase (Decrease) from Capital Share Transactions	(320,673)	(690,766)
Total Increase (Decrease)	(320,635)	(690,731)
Net Assets
Beginning of Period	4,103,170	4,793,901
End of Period	3,782,535	4,103,170

See accompanying Notes, which are an integral part of the Financial Statements.

41

Federal Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 28,			Year Ended February 28,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.00005	.0001	.0002	.0004	.011	.034
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.00005	.0001	.0002	.0004	.011	.034
Distributions
Dividends from Net Investment Income	(.00005)	(.0001)	(.0002)	(.0004)	(.011)	(.034)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.00005)	(.0001)	(.0002)	(.0004)	(.011)	(.034)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.00%	0.01%	0.02%	0.04%	1.06%	3.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,783	$4,103	$4,794	$6,048	$9,386	$8,982
Ratio of Expenses to
Average Net Assets	0.15%[2]	0.12%[2]	0.19%[2]	0.22%	0.27%[3]	0.23%
Ratio of Net Investment Income to
Average Net Assets	0.01%	0.01%	0.02%	0.04%	1.03%	3.33%

The expense ratio and net income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2013, 0.16% for 2012, and 0.20% for 2011. See Note B in the Notes to Financial Statements.
3 Includes 0.02% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Federal Money Market Fund

Notes to Financial Statements

Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2009–2012), and for the period ended February 28, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2013, the fund had contributed capital of $497,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.20% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the period ended February 28, 2013, Vanguard’s expenses were reduced by $252,000 (an effective annual rate of 0.01% of the fund’s average net assets).

43

Federal Money Market Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2013, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of February 28, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

44

Admiral Treasury Money Market Fund

Fund Profile
As of February 28, 2013

Financial Attributes
Ticker Symbol	VUSXX
Expense Ratio[1]	0.10%
7-Day SEC Yield	0.01%
Average Weighted
Maturity	59 days

Sector Diversification (% of portfolio)
U.S. Treasury Bills	100.0%

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated December 28, 2012, and represents estimated costs for the current fiscal year. For the six months ended February 28, 2013, the annualized expense ratio was 0.09%.

45

Admiral Treasury Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 2002, Through February 28, 2013
		iMoneyNet
		Average
Fiscal Year	Total Returns	Total Returns
2003	1.20%	0.67%
2004	0.91	0.39
2005	2.29	1.61
2006	4.22	3.54
2007	5.01	4.34
2008	3.08	2.08
2009	0.70	0.17
2010	0.03	0.00
2011	0.02	0.00
2012	0.01	0.00
2013	0.01	0.00

7-day SEC yield (2/28/2013): 0.01%
iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.
Note: For 2013, performance data reflect the six months ended February 28, 2013.

Average Annual Total Returns: Periods Ended December 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Admiral Treasury Money Market
Fund	12/14/1992	0.02%	0.48%	1.68%

See Financial Highlights for dividend information.

46

Admiral Treasury Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2013

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec. gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (100.0%)
United States Treasury Bill	0.090%–0.140%	3/7/13	868,000	867,986
United States Treasury Bill	0.092%–0.138%	3/14/13	875,000	874,969
United States Treasury Bill	0.042%–0.133%	3/21/13	186,580	186,575
United States Treasury Bill	0.080%–0.085%	3/28/13	1,005,762	1,005,698
United States Treasury Bill	0.088%–0.090%	4/4/13	1,040,000	1,039,912
United States Treasury Bill	0.065%	4/11/13	920,000	919,932
United States Treasury Bill	0.100%–0.150%	4/18/13	800,000	799,864
United States Treasury Bill	0.075%–0.150%	4/25/13	1,289,000	1,288,796
United States Treasury Bill	0.083%–0.086%	5/2/13	785,000	784,886
United States Treasury Bill	0.072%	5/9/13	923,000	922,873
United States Treasury Bill	0.083%–0.145%	5/16/13	925,000	924,815
United States Treasury Bill	0.113%–0.135%	5/23/13	890,000	889,757
United States Treasury Bill	0.126%	5/30/13	460,000	459,855
United States Treasury Bill	0.130%	7/5/13	150,000	149,932
United States Treasury Bill	0.105%	7/18/13	210,000	209,915
United States Treasury Bill	0.097%	7/25/13	225,000	224,911
United States Treasury Bill	0.113%	8/8/13	100,000	99,950
United States Treasury Bill	0.118%	8/15/13	100,000	99,945
United States Treasury Bill	0.133%	8/22/13	75,000	74,952
United States Treasury Bill	0.136%	8/29/13	270,000	269,815
United States Treasury Note/Bond	1.375%	5/15/13	250,000	250,629
Total U.S. Government and Agency Obligations (Cost $12,345,967)				12,345,967
Total Investments (100.0%) (Cost $12,345,967)				12,345,967
Other Assets and Liabilities (0.0%)
Other Assets				10,738
Liabilities				(10,065)
				673
Net Assets (100%)
Applicable to 12,343,430,106 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				12,346,640
Net Asset Value Per Share				$1.00

47

Admiral Treasury Money Market Fund

At February 28, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	12,346,476
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	164
Net Assets	12,346,640

See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
See accompanying Notes, which are an integral part of the Financial Statements.

48

Admiral Treasury Money Market Fund

Statement of Operations

Six Months Ended
February 28, 2013
($000)
Investment Income
Income
Interest	7,083
Total Income	7,083
Expenses
The Vanguard Group—Note B
Investment Advisory Services	134
Management and Administrative	4,502
Marketing and Distribution	987
Custodian Fees	57
Shareholders’ Reports	25
Trustees’ Fees and Expenses	9
Total Expenses	5,714
Net Investment Income	1,369
Realized Net Gain (Loss) on Investment Securities Sold	(29)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,340

See accompanying Notes, which are an integral part of the Financial Statements.

49

Admiral Treasury Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,369	1,553
Realized Net Gain (Loss)	(29)	46
Net Increase (Decrease) in Net Assets Resulting from Operations	1,340	1,599
Distributions
Net Investment Income	(1,369)	(1,553)
Realized Capital Gain	—	—
Total Distributions	(1,369)	(1,553)
Capital Share Transactions (at $1.00)
Issued	367,182	865,430
Issued in Lieu of Cash Distributions	1,329	1,508
Redeemed	(1,375,545)	(2,827,163)
Net Increase (Decrease) from Capital Share Transactions	(1,007,034)	(1,960,225)
Total Increase (Decrease)	(1,007,063)	(1,960,179)
Net Assets
Beginning of Period	13,353,703	15,313,882
End of Period	12,346,640	13,353,703

See accompanying Notes, which are an integral part of the Financial Statements.

50

Admiral Treasury Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 28,			Year Ended August 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0001	.0001	.0002	.0003	.007	.030
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.0001	.0001	.0002	.0003	.007	.030
Distributions
Dividends from Net Investment Income	(.0001)	(.0001)	(.0002)	(.0003)	(.007)	(.030)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0001)	(.0001)	(.0002)	(.0003)	(.007)	(.030)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.01%	0.01%	0.02%	0.03%	0.70%	3.08%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,347	$13,354	$15,314	$18,726	$25,435	$23,289
Ratio of Expenses to
Average Net Assets	0.09%	0.05%[2]	0.11%[2]	0.14%	0.15%[3]	0.10%
Ratio of Net Investment Income to
Average Net Assets	0.02%	0.01%	0.02%	0.03%	0.74%	2.98%

The expense ratio and net income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.10% for 2012 and 0.12% for 2011. See Note B in the Notes to Financial Statements.
3 Includes 0.03% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

51

Admiral Treasury Money Market Fund

Notes to Financial Statements

Vanguard Admiral Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments backed by the full faith and credit of the U.S. government.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2009–2012), and for the period ended February 28, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2013, the fund had contributed capital of $1,620,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.65% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

52

Admiral Treasury Money Market Fund

At February 28, 2013, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of February 28, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

53

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

54

Six Months Ended February 28, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2012	2/28/2013	Period
Based on Actual Fund Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,000.13	$0.79
Institutional Shares	1,000.00	1,000.47	0.45
Federal Money Market Fund	$1,000.00	$1,000.05	$0.74
Admiral Treasury Money Market Fund	$1,000.00	$1,000.11	$0.45
Based on Hypothetical 5% Yearly Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,024.00	$0.80
Institutional Shares	1,000.00	1,024.35	0.45
Federal Money Market Fund	$1,000.00	$1,024.05	$0.75
Admiral Treasury Money Market Fund	$1,000.00	$1,024.35	$0.45

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for the period are: for the Prime Money Market Fund, 0.16% for Investor Shares and 0.09% for Institutional Shares; for the Federal Money Market Fund, 0.15%; and for the Admiral Treasury Money Market Fund, 0.09%. The annualized six-month expense ratios for the Prime Money Market Fund Investor Shares and the Federal Money Market Fund reflect a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before the reduction, the annualized six-month expense ratios were: for the Prime Money Market Fund Investor Shares, 0.17%; for the Federal Money Market Fund, 0.16%.

55

Glossary

SEC Yields. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
IndependentTrustees	York and of the National Constitution Center; Chair
of the U. S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm and Haas Co.	Inc. (industrial machinery); Chairman of the Board of
(chemicals); Director of Tyco International, Ltd.	Hillenbrand, Inc. (specialized consumer services);
(diversified manufacturing and services), Hewlett-	Director of SKF AB (industrial machinery), the Lumina
Packard Co. (electronic computer manufacturing),

Foundation for Education, and Oxfam America;	Executive Officers
Chairman of the Advisory Council for the College of
Arts and Letters and Member of the Advisory Board to	Glenn Booraem
the Kellogg Institute for International Studies at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Chris D. McIsaac
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Kathleen C. Gubanich	Michael S. Miller
Materials Handling, Inc. (forklift trucks); Director of	Paul A. Heller	James M. Norris
the National Association of Manufacturers; Chairman	Martha G. King	Glenn W. Reed
of the Board of University Hospitals of Cleveland;
Advisory Chairman of the Board of The Cleveland
Museum of Art.	Chairman Emeritus and Senior Advisor

John J. Brennan
Peter F. Volanakis	Chairman, 1996–2009
Born 1955. Trustee Since July 2009. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);	John C. Bogle
Overseer of the Amos Tuck School of Business	Chairman and Chief Executive Officer, 1974–1996
Administration at Dartmouth College; Advisor to the
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600
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This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2013 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q302 042013

Semiannual Report | February 28, 2013
Vanguard S&P Mid-Cap 400 Index Funds

Vanguard S&P Mid-Cap 400 Index Fund Vanguard S&P Mid-Cap 400 Value Index Fund Vanguard S&P Mid-Cap 400 Growth Index Fund

> The three Vanguard S&P Mid-Cap 400 Index Funds returned between about 12% and more than 16% for the six months ended February 28, 2013.

> Each of the funds closely tracked its target index and surpassed the average return of its peer funds.

> Industrial, financial, and consumer discretionary stocks remained among the funds’ strongest contributors.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
S&P Mid-Cap 400 Index Fund.	8
S&P Mid-Cap 400 Value Index Fund.	24
S&P Mid-Cap 400 Growth Index Fund.	39
About Your Fund’s Expenses.	53
Glossary.	55

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended February 28, 2013
Total
Returns
Vanguard S&P Mid-Cap 400 Index Fund
Institutional Shares	14.33%
ETF Shares
Market Price	14.29
Net Asset Value	14.30
S&P MidCap 400 Index	14.36
Mid-Cap Core Funds Average	13.31
Mid-Cap Core Funds Average: Derived from data provided by Lipper Inc.
Vanguard S&P Mid-Cap 400 Value Index Fund
Institutional Shares	16.59%
ETF Shares
Market Price	16.55
Net Asset Value	16.52
S&P MidCap 400 Value Index	16.63
Mid-Cap Value Funds Average	15.41
Mid-Cap Value Funds Average: Derived from data provided by Lipper Inc.
Vanguard S&P Mid-Cap 400 Growth Index Fund
Institutional Shares	12.21%
ETF Shares
Market Price	12.15
Net Asset Value	12.15
S&P MidCap 400 Growth Index	12.23
Mid-Cap Growth Funds Average	9.94
Mid-Cap Growth Funds Average: Derived from data provided by Lipper Inc.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Chairman’s Letter

Dear Shareholder,

The U.S. stock market posted strong gains for the six months ended February 28, 2013. Mid-capitalization stocks did particularly well, outperforming large- and small-cap stocks.

Returns for the funds featured in this report ranged from about 12% for Vanguard S&P Mid-Cap 400 Growth Index Fund to more than 16% for Vanguard S&P Mid-Cap 400 Value Index Fund. Vanguard S&P Mid-Cap 400 Index Fund, a blend of the Growth and Value Funds, returned more than 14%.

Each fund closely tracked its target index and bested the average return of its peers. As was the case for the fiscal year ended August 31, 2012, the funds’ strongest performers included industrial, financial, and consumer discretionary stocks.

Stocks overcame concerns en route to substantial gains
Stocks worldwide advanced strongly over the six months ended February 28, though uncertainty at home and abroad periodically stalked the markets. International equities eclipsed their U.S. counterparts as stocks from developed and emerging markets rallied amid optimism over central bankers’ policy moves.

Despite political and fiscal challenges, international stocks returned about 13%. Rising Japanese stocks helped drive the

Pacific region’s robust returns as Japan’s newly elected prime minister, Shinzo Abe, advocated aggressive monetary easing to boost his nation’s economy and preempt deflation.

European stocks benefited from the European Central Bank’s commitment to preserve the euro, climbing about 13%. Debt-crisis concerns reignited in the period’s final week, though, when Italy’s national elections ended in a political impasse over austerity measures.

U.S. markets rose nearly 10% as solid corporate earnings and the Federal Reserve’s stimulus program helped boost returns. But the impending enactment of extensive, automatic federal spending cuts (known as the sequester) stoked investors’ anxiety as the six-month period wound down.

Bonds finished flat as yields remained low
The broad U.S. taxable bond market barely squeezed out a gain for the half year, advancing just 0.15%.

Bond returns were anemic as the yield of the benchmark 10-year U.S. Treasury note climbed during the period; it dropped back a bit in February to finish at about 1.88%, still low by historical standards. (Bond prices and yields move in opposite directions.) Investors, nervous over Italy’s

Market Barometer

			Total Returns
		Periods Ended February 28, 2013
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	9.72%	13.62%	5.21%
Russell 2000 Index (Small-caps)	13.02	14.02	7.35
Russell 3000 Index (Broad U.S. market)	9.97	13.65	5.38
MSCI All Country World Index ex USA (International)	13.06	6.66	-0.87

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	0.15%	3.12%	5.52%
Barclays Municipal Bond Index (Broad tax-exempt market)	2.01	5.01	6.79
Citigroup Three-Month U.S. Treasury Bill Index	0.05	0.08	0.34

CPI
Consumer Price Index	0.78%	1.98%	1.86%

unsettled election results in the period’s final week, were drawn to the perceived safety of Treasury securities.

Although bonds can provide critical diversification benefits to a portfolio, their return prospects look much less promising than they have in recent years. As yields have tumbled, the opportunity for future bond price appreciation has greatly diminished.

Returns on money market funds and savings accounts remained minuscule as the Federal Reserve adhered to its four-year-old policy of keeping short-term interest rates between 0% and 0.25%.

Mid-capitalization stocks continued to outpace large-caps
Smaller and midsize companies can often adjust more quickly to the changing rhythms of the business cycle and thus can outpace their larger competitors when the economy and stock market are coming out of a recession. Investors apparently favored this view and bid up the prices of smaller-cap stocks over the six-month period. In doing so, investors were willing to take on the risk that small- and mid-caps could fall more than their large-cap counterparts if the recovery hits a snag.

Midsize companies exhibited strength almost across the board. The industrial sector was the leading contributor in all

Expense Ratios
Your Fund Compared With Its Peer Group
	Institutional	ETF	Peer Group
	Shares	Shares	Average
S&P Mid-Cap 400 Index Fund	0.09%	0.16%	1.23%
S&P Mid-Cap 400 Value Index Fund	0.10	0.22	1.31
S&P Mid-Cap 400 Growth Index Fund	0.08	0.20	1.35

The fund expense ratios shown are from the prospectus dated December 28, 2012, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2013, the annualized expense ratios were: for the S&P Mid-Cap 400 Index Fund, 0.08% for Institutional Shares and 0.15% for ETF Shares; for the S&P Mid-Cap 400 Value Index Fund, 0.08% for Institutional Shares and 0.20% for ETF Shares; and for the S&P Mid-Cap 400 Growth Index Fund, 0.08% for Institutional Shares and 0.20% for ETF Shares. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2012.

Peer groups: For the S&P Mid-Cap 400 Index Fund, Mid-Cap Core Funds; for the S&P Mid-Cap 400 Value Index Fund, Mid-Cap Value Funds; and for the S&P Mid-Cap 400 Growth Index Fund, Mid-Cap Growth Funds.

three funds, returning about 25%. Most industries gained as global demand spurred greater output from U.S. manufacturers. Businesses involving construction and machinery, transportation, and commercial services were among the strongest.

Financial stocks, one of the largest sectors in each of the three funds, also generated healthy results. Asset management, investment banking, and real estate management firms benefited from a healing economy and what appeared to be the beginning of a long-awaited turnaround in real estate values.

The real estate rebound helped consumer discretionary stocks as well. Shares of homebuilders and companies selling furnishings and housewares rose as the construction industry awoke from its long slumber and households played catch-up on delayed purchases.

Consumer strength was also evident in the relatively small consumer staples sector, which posted the highest return in each mid-cap fund—between 26% and 29%. Materials and energy stocks also did particularly well. Only the tiny telecommunication services sector detracted from returns, for the Mid-Cap 400 Value and Mid-Cap 400 Index Funds.

In saving for your future, right now is always the right time
February 25 to March 2 was “America Saves Week,” an annual event aimed at encouraging people to set aside more for their futures. I know a week devoted to promoting saving isn’t going to generate a lot of popular excitement or headlines. But it is, without a doubt, a worthy cause.

My view is that you should save more than you think you’ll need, particularly for retirement. How much? The right answer

A note on expense ratios
The Expense Ratios table in each report’s Chairman’s Letter displays fund expense ratios from the most recent prospectus. These figures include the funds’ actual operating expenses. For some funds, the figures also include “acquired fund fees and expenses,” which result from the funds’ holdings in business development companies (BDCs).

Although the Securities and Exchange Commission requires that BDC costs be included in a fund’s expense ratio, these fees are not incurred by the fund. They have no impact on a fund’s total return or on its tracking error relative to an index.
A footnote to the Expense Ratios table reports an annualized calculation of the fund’s actual expenses for the period, a more relevant tally of the operating costs incurred by shareholders.

is different for everyone. The Vanguard Center for Retirement Research advises that a good target range is between 12% and 15% of your take-home pay, including any match from a workplace retirement plan. If you can’t afford to save that much today, start where you can and increase your savings as your circumstances allow.

If you do take steps to increase your savings now—before another “America Saves Week” comes and goes—you’ll thank yourself later. A Vanguard study, Penny Saved, Penny Earned (available at vanguard.com/research), examined the different levers we use to achieve financial security. Our researchers found that retirement investors looking to improve the odds of reaching their goals are likely to do better by saving more over longer periods than by relying on the possibility of higher portfolio returns.

And of course, sticking with a plan that encompasses a broad mix of stock and bond investments will give you the best chance of reaching your long-term goals. Any of our S&P Mid-Cap 400 Index Funds can serve a useful role as part of a diversified stock portfolio.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 20, 2013

Your Fund’s Performance at a Glance
August 31, 2012, Through February 28, 2013
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard S&P Mid-Cap 400 Index Fund
Institutional Shares	$130.17	$147.20	$1.499	$0.000
ETF Shares	65.20	73.74	0.725	0.000
Vanguard S&P Mid-Cap 400 Value Index Fund
Institutional Shares	$125.30	$143.66	$2.226	$0.000
ETF Shares	62.71	71.89	1.079	0.000
Vanguard S&P Mid-Cap 400 Growth Index
Fund
Institutional Shares	$134.20	$149.45	$1.056	$0.000
ETF Shares	67.47	75.14	0.488	0.000

S&P Mid-Cap 400 Index Fund

Fund Profile
As of February 28, 2013

Share-Class Characteristics
	Institutional	ETF
	Shares	Shares
Ticker Symbol	VSPMX	IVOO
Expense Ratio[1]	0.09%	0.16%
30-Day SEC Yield	1.37%	1.30%

Portfolio Characteristics
			DJ U.S.
			Total
		S&P	Market
		MidCap	FA
	Fund 400	Index	Index
Number of Stocks	400	400	3,593
Median Market Cap	$4.1B	$4.1B	$38.3B
Price/Earnings Ratio	21.5x	21.5x	17.4x
Price/Book Ratio	2.2x	2.2x	2.2x
Return on Equity	12.1%	12.1%	16.7%
Earnings Growth Rate	8.2%	8.2%	9.3%
Dividend Yield	1.5%	1.5%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	11%	—	—
Short-Term Reserves	-0.1%	—	—

Sector Diversification (% of equity exposure)
			DJ U.S.
			Total
		S&P	Market
		MidCap	FA
	Fund 400	Index	Index
Consumer Discretionary	12.5%	12.5%	12.2%
Consumer Staples	3.5	3.5	9.5
Energy	6.1	6.2	10.3
Financials	23.4	23.2	17.2
Health Care	9.5	9.5	12.0
Industrials	17.4	17.4	11.2
Information Technology	15.2	15.3	17.6
Materials	6.9	6.9	3.9
Telecommunication
Services	0.5	0.5	2.6
Utilities	5.0	5.0	3.5

Ten Largest Holdings (% of total net assets)
Regeneron
Pharmaceuticals Inc.	Biotechnology	1.0%
HollyFrontier Corp.	Oil & Gas Refining &
	Marketing	0.9
Kansas City Southern	Railroads	0.9
Equinix Inc.	Internet Software &
	Services	0.8
AMETEK Inc.	Electrical
	Components &
	Equipment	0.8
Vertex Pharmaceuticals
Inc.	Biotechnology	0.8
Church & Dwight Co.
Inc.	Household Products	0.7
Macerich Co.	Retail REITs	0.6
Realty Income Corp.	Retail REITs	0.6
Alliance Data Systems	Data Processing &
Corp.	Outsourced Services	0.6
Top Ten		7.7%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 28, 2012, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2013, the annualized expense ratios were 0.08% for Institutional Shares and 0.15% for ETF Shares.

S&P Mid-Cap 400 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 7, 2010, Through February 28, 2013

Average Annual Total Returns: Periods Ended December 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Institutional Shares	3/28/20111	17.83%	4.64%
ETF Shares	9/7/2010
Market Price		17.89	15.45
Net Asset Value		17.74	15.41

1 Institutional Shares were first issued on December 15, 2010, and the sole shareholder redeemed shortly thereafter. Institutional Shares were next issued on March 28, 2011. The total returns shown are based on the period beginning March 28, 2011.

See Financial Highlights for dividend and capital gains information.

S&P Mid-Cap 400 Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (12.5%)
	Tractor Supply Co.	13,760	1,431
*	LKQ Corp.	58,062	1,230
*	Mohawk Industries Inc.	11,332	1,201
	Polaris Industries Inc.	12,536	1,095
	Advance Auto Parts Inc.	14,331	1,094
	Foot Locker Inc.	29,442	1,007
*	Toll Brothers Inc.	29,242	998
	Signet Jewelers Ltd.	15,819	968
	Dick’s Sporting Goods Inc.	19,166	958
*	NVR Inc.	898	906
*	Jarden Corp.	14,344	891
*	Panera Bread Co. Class A	5,519	888
	Tupperware Brands Corp.	10,800	845
	Williams-Sonoma Inc.	16,852	765
*	Hanesbrands Inc.	19,114	758
*	Under Armour Inc. Class A	15,126	745
	American Eagle
	Outfitters Inc.	35,197	728
	Service Corp. International	41,587	646
*	AMC Networks Inc. Class A	11,202	643
*	Carter’s Inc.	9,925	560
	Cinemark Holdings Inc.	19,969	555
	Chico’s FAS Inc.	32,536	553
	Gentex Corp.	27,878	523
	Sotheby’s	13,236	506
*	Lamar Advertising Co.
	Class A	10,791	499
*	Tempur-Pedic
	International Inc.	11,636	478
	Brinker International Inc.	14,283	477
*	Cabela’s Inc.	9,026	457
	Rent-A-Center Inc.	11,489	417
*	Ascena Retail Group Inc.	24,656	414
*	Bally Technologies Inc.	8,029	383
	HSN Inc.	7,114	381
*	Big Lots Inc.	11,314	377
	Aaron’s Inc.	13,760	376
	Cheesecake Factory Inc.	9,771	339

			Market
			Value
		Shares	($000)
	John Wiley & Sons Inc.
	Class A	9,183	336
	DeVry Inc.	11,160	335
	Guess? Inc.	12,004	332
*	Life Time Fitness Inc.	7,837	330
	Thor Industries Inc.	8,604	323
	Wendy’s Co.	55,049	313
	KB Home	15,873	297
	Meredith Corp.	7,048	296
	MDC Holdings Inc.	7,609	292
*	Deckers Outdoor Corp.	6,893	278
*	WMS Industries Inc.	10,684	268
*	ANN Inc.	9,456	268
*	DreamWorks Animation
	SKG Inc. Class A	14,017	233
*	New York Times Co.
	Class A	23,804	230
*	Saks Inc.	19,822	226
*	Office Depot Inc.	55,881	225
	Bob Evans Farms Inc.	5,492	224
	Valassis Communications Inc.	7,667	211
	Regis Corp.	11,248	203
*	Aeropostale Inc.	15,301	199
	Matthews International
	Corp. Class A	5,377	177
	Scholastic Corp.	5,153	155
	International Speedway
	Corp. Class A	4,991	150
*	Barnes & Noble Inc.	7,378	116
	Strayer Education Inc.	2,328	114
*	Scientific Games Corp.
	Class A	10,351	93
			31,316
Consumer Staples (3.5%)
	Church & Dwight Co. Inc.	27,295	1,691
*	Green Mountain
	Coffee Roasters Inc.	24,069	1,149
	Energizer Holdings Inc.	12,093	1,112
	Ingredion Inc.	14,954	990
	Hillshire Brands Co.	23,878	773
	Flowers Foods Inc.	22,423	632

S&P Mid-Cap 400 Index Fund

			Market
			Value
		Shares	($000)
*	Smithfield Foods Inc.	24,404	543
*	United Natural Foods Inc.	9,634	488
	Harris Teeter
	Supermarkets Inc.	9,628	414
	Lancaster Colony Corp.	3,787	277
	Universal Corp.	4,581	255
*	Post Holdings Inc.	6,381	247
^	SUPERVALU Inc.	41,851	166
	Tootsie Roll Industries Inc.	4,012	113
			8,850
Energy (6.1%)
	HollyFrontier Corp.	39,577	2,224
	Oceaneering
	International Inc.	21,079	1,340
*	Plains Exploration
	& Production Co.	25,199	1,143
	Cimarex Energy Co.	16,905	1,138
*	Dresser-Rand Group Inc.	14,780	911
*	Oil States International Inc.	10,722	817
*	Superior Energy
	Services Inc.	30,802	815
	SM Energy Co.	12,906	747
	Patterson-UTI Energy Inc.	29,201	682
	Energen Corp.	14,091	652
*	Dril-Quip Inc.	7,114	585
*	Atwood Oceanics Inc.	11,134	570
	World Fuel Services Corp.	14,093	536
*	Rosetta Resources Inc.	10,260	499
	Tidewater Inc.	9,729	460
*	Helix Energy Solutions
	Group Inc.	19,130	448
*	Unit Corp.	8,459	385
	CARBO Ceramics Inc.	3,836	348
*	Alpha Natural Resources Inc.	43,152	344
	Arch Coal Inc.	41,499	217
*	Bill Barrett Corp.	9,415	170
*	Northern Oil and Gas Inc.	11,541	158
*	Forest Oil Corp.	23,199	135
*	Quicksilver Resources Inc.	23,235	43
			15,367
Financials (23.3%)
	Macerich Co.	26,688	1,604
	Realty Income Corp.	34,968	1,596
*	Affiliated Managers
	Group Inc.	10,119	1,480
	SL Green Realty Corp.	17,653	1,441
	Rayonier Inc.	24,068	1,345
	Federal Realty
	Investment Trust	12,624	1,341
	Everest Re Group Ltd.	10,101	1,259
*	Alleghany Corp.	3,309	1,250
	UDR Inc.	48,863	1,166
	New York Community
	Bancorp Inc.	85,778	1,158
	Camden Property Trust	16,431	1,136
	Essex Property Trust Inc.	7,135	1,063

			Market
			Value
		Shares	($000)
	Fidelity National
	Financial Inc. Class A	41,376	1,032
	Duke Realty Corp.	60,754	982
	Raymond James
	Financial Inc.	21,793	956
	Arthur J Gallagher & Co.	24,297	935
	Taubman Centers Inc.	12,051	925
	American Campus
	Communities Inc.	20,438	924
	Regency Centers Corp.	17,655	916
	Senior Housing
	Properties Trust	36,440	914
	Liberty Property Trust	23,096	896
	WR Berkley Corp.	21,488	892
	Alexandria Real Estate
	Equities Inc.	12,440	885
	Eaton Vance Corp.	22,500	859
	Jones Lang LaSalle Inc.	8,602	831
	Reinsurance Group of
	America Inc. Class A	14,425	829
	HCC Insurance
	Holdings Inc.	19,786	791
*	MSCI Inc. Class A	23,848	790
	Kilroy Realty Corp.	14,544	767
	Corrections Corp.
	of America	19,543	749
	Extra Space Storage Inc.	20,005	749
	SEI Investments Co.	26,341	745
	National Retail
	Properties Inc.	21,514	741
	BRE Properties Inc.	15,009	730
	Cullen/Frost Bankers Inc.	12,004	727
	Brown & Brown Inc.	23,033	691
	BioMed Realty Trust Inc.	32,621	689
	Waddell & Reed
	Financial Inc. Class A	16,712	686
	East West Bancorp Inc.	27,434	675
*	Signature Bank	9,027	670
	Weingarten Realty
	Investors	21,828	669
	American Financial
	Group Inc.	14,819	651
	Hospitality Properties Trust	24,173	645
	Home Properties Inc.	10,020	626
	Omega Healthcare
	Investors Inc.	21,906	613
	CBOE Holdings Inc.	17,044	612
*	SVB Financial Group	8,694	583
	Commerce Bancshares Inc.	15,233	580
	Old Republic
	International Corp.	47,126	566
	First Niagara
	Financial Group Inc.	68,939	564
	Highwoods Properties Inc.	15,336	560
	City National Corp.	9,254	526

S&P Mid-Cap 400 Index Fund

			Market
			Value
		Shares	($000)
	First American
	Financial Corp.	20,831	506
	Hancock Holding Co.	16,557	500
	Aspen Insurance
	Holdings Ltd.	13,863	497
	Protective Life Corp.	15,455	493
	Associated Banc-Corp	33,523	482
	Mack-Cali Realty Corp.	16,220	460
	Fulton Financial Corp.	38,881	441
	TCF Financial Corp.	31,928	439
	Bank of Hawaii Corp.	8,777	425
	Federated Investors Inc.
	Class B	18,291	425
	Corporate Office
	Properties Trust	15,811	409
	Prosperity Bancshares Inc.	8,603	397
	Synovus Financial Corp.	153,925	391
	Valley National Bancorp	38,676	388
	Hanover Insurance
	Group Inc.	8,723	372
	Washington Federal Inc.	20,791	365
	Potlatch Corp.	7,902	348
	Webster Financial Corp.	15,715	346
	Apollo Investment Corp.	39,710	345
	StanCorp Financial Group Inc.	8,659	345
	Janus Capital Group Inc.	36,640	339
	Kemper Corp.	10,621	336
	FirstMerit Corp.	21,462	325
	Greenhill & Co. Inc.	5,151	313
	Trustmark Corp.	13,118	300
*	Alexander & Baldwin Inc.	8,382	295
	Primerica Inc.	9,112	287
	Equity One Inc.	12,075	284
	Cathay General Bancorp	14,318	279
	Mercury General Corp.	7,086	275
	BancorpSouth Inc.	16,248	249
	Westamerica
	Bancorporation	5,352	237
	International
	Bancshares Corp.	10,646	216
	Astoria Financial Corp.	16,013	157
			58,276
Health Care (9.5%)
*	Regeneron
	Pharmaceuticals Inc.	14,714	2,457
*	Vertex Pharmaceuticals Inc.	42,359	1,983
*	Henry Schein Inc.	17,190	1,534
*	Mettler-Toledo
	International Inc.	5,986	1,274
	ResMed Inc.	27,949	1,243
*	Hologic Inc.	52,111	1,138
	Universal Health
	Services Inc. Class B	17,279	1,000
	Cooper Cos. Inc.	9,355	992
*	IDEXX Laboratories Inc.	10,679	984
*	MEDNAX Inc.	9,732	833

			Market
			Value
		Shares	($000)
	Omnicare Inc.	20,438	762
	Community Health
	Systems Inc.	17,812	753
*	Covance Inc.	10,689	712
*	Endo Health Solutions Inc.	22,284	691
	Teleflex Inc.	8,002	640
*	United Therapeutics Corp.	9,226	552
*	Health Management
	Associates Inc. Class A	50,068	550
*	HMS Holdings Corp.	16,991	493
*	Bio-Rad Laboratories
	Inc. Class A	3,933	485
*	WellCare Health Plans Inc.	8,436	482
	Techne Corp.	6,760	460
	STERIS Corp.	11,418	445
*	Allscripts Healthcare
	Solutions Inc.	33,481	426
*	LifePoint Hospitals Inc.	9,641	425
*	Health Net Inc.	15,869	408
*	Thoratec Corp.	11,473	404
	Hill-Rom Holdings Inc.	11,900	390
*	Charles River Laboratories
	International Inc.	9,502	387
	Owens & Minor Inc.	12,406	378
*	VCA Antech Inc.	17,189	377
	Masimo Corp.	10,181	202
			23,860
Industrials (17.4%)
	Kansas City Southern	21,498	2,214
	AMETEK Inc.	47,469	1,986
	JB Hunt Transport
	Services Inc.	17,788	1,237
*	Fortune Brands Home
	& Security Inc.	31,802	1,099
*	B/E Aerospace Inc.	20,304	1,068
	AGCO Corp.	18,947	975
	Hubbell Inc. Class B	10,425	969
*	United Rentals Inc.	18,086	966
	Donaldson Co. Inc.	26,354	950
	Wabtec Corp.	9,363	916
	Lincoln Electric Holdings Inc.	16,226	909
	KBR Inc.	28,821	876
	Timken Co.	15,539	844
	Manpower Inc.	15,324	837
	Carlisle Cos. Inc.	12,288	834
*	Kirby Corp.	10,919	830
	IDEX Corp.	16,145	822
	Waste Connections Inc.	23,983	820
	SPX Corp.	9,923	799
	MSC Industrial
	Direct Co. Inc. Class A	9,079	775
*	Genesee & Wyoming Inc.
	Class A	8,511	762
	Towers Watson
	& Co. Class A	11,161	743
	Valmont Industries Inc.	4,582	722

S&P Mid-Cap 400 Index Fund

			Market
			Value
		Shares	($000)
	Triumph Group Inc.	9,766	717
*	Terex Corp.	21,582	708
*	Alaska Air Group Inc.	13,733	708
*	Copart Inc.	20,715	707
	Nordson Corp.	11,018	699
	Graco Inc.	11,850	688
*	Oshkosh Corp.	17,839	688
	Gardner Denver Inc.	9,590	681
	Regal-Beloit Corp.	8,689	671
	Trinity Industries Inc.	15,433	667
*	AECOM Technology Corp.	21,128	640
	URS Corp.	15,024	635
	Kennametal Inc.	15,569	630
	Acuity Brands Inc.	8,325	567
*	Clean Harbors Inc.	10,322	532
	Lennox International Inc.	8,938	528
	Landstar System Inc.	9,074	511
	Crane Co.	9,338	502
	CLARCOR Inc.	9,776	498
	ITT Corp.	18,102	477
	Huntington Ingalls
	Industries Inc.	9,684	465
	GATX Corp.	9,158	456
	Watsco Inc.	5,792	451
	Woodward Inc.	11,758	440
	Alliant Techsystems Inc.	6,392	421
*	Esterline Technologies Corp.	6,025	415
	Deluxe Corp.	9,962	395
	Con-way Inc.	10,954	385
	Exelis Inc.	36,712	379
	Harsco Corp.	15,771	378
	RR Donnelley & Sons Co.	35,289	368
	Corporate Executive
	Board Co.	6,552	355
*	General Cable Corp.	9,727	320
	Rollins Inc.	12,847	315
	UTi Worldwide Inc.	20,279	309
	Mine Safety Appliances Co.	6,070	284
*	FTI Consulting Inc.	8,108	282
	HNI Corp.	8,826	279
	Herman Miller Inc.	11,408	274
*	JetBlue Airways Corp.	44,463	269
	Brink’s Co.	9,339	247
	Granite Construction Inc.	6,951	216
	Matson Inc.	8,320	214
	Werner Enterprises Inc.	8,712	201
			43,525
Information Technology (15.2%)
*	Equinix Inc.	9,499	2,010
*	Alliance Data Systems Corp.	9,739	1,545
*	Trimble Navigation Ltd.	24,650	1,465
*	ANSYS Inc.	18,096	1,372
*	Rackspace Hosting Inc.	21,401	1,195
*	Cree Inc.	22,714	1,027
*	Synopsys Inc.	29,130	1,020
*	Avnet Inc.	26,806	947

			Market
			Value
		Shares	($000)
*	Gartner Inc.	18,312	911
*	NCR Corp.	31,233	861
*	Arrow Electronics Inc.	20,697	831
*	Skyworks Solutions Inc.	37,996	809
*	Cadence Design
	Systems Inc.	54,692	774
	FactSet Research
	Systems Inc.	7,953	774
	Solera Holdings Inc.	13,441	757
	Global Payments Inc.	15,406	743
*	Informatica Corp.	21,076	738
	Jack Henry
	& Associates Inc.	16,811	735
*	SolarWinds Inc.	11,942	674
*	MICROS Systems Inc.	15,670	671
*	TIBCO Software Inc.	30,335	651
*	Concur Technologies Inc.	8,829	620
*	CommVault Systems Inc.	8,258	611
*	Atmel Corp.	85,955	585
*	NeuStar Inc. Class A	12,960	568
*	WEX Inc.	7,566	568
	National Instruments Corp.	18,469	556
*	Ingram Micro Inc.	29,324	553
	AOL Inc.	14,960	552
	Broadridge Financial
	Solutions Inc.	23,895	548
*	PTC Inc.	23,334	540
*	CoreLogic Inc.	19,035	493
*	Compuware Corp.	41,644	483
*	Riverbed Technology Inc.	31,412	480
*	Zebra Technologies Corp.	9,931	444
	Lender Processing
	Services Inc.	16,605	408
	DST Systems Inc.	5,988	407
*	VeriFone Systems Inc.	21,092	400
*	Semtech Corp.	12,958	396
*	Tech Data Corp.	7,373	391
*	ValueClick Inc.	13,824	369
*	Rovi Corp.	20,246	360
	InterDigital Inc.	8,015	356
	Convergys Corp.	21,361	354
*	Fairchild Semiconductor
	International Inc. Class A	24,846	354
*	ACI Worldwide Inc.	7,697	353
	Diebold Inc.	12,373	349
*	Vishay Intertechnology Inc.	25,768	340
	Plantronics Inc.	8,353	337
*	Mentor Graphics Corp.	18,470	327
*	Itron Inc.	7,674	323
*	Polycom Inc.	34,333	313
*	Silicon Laboratories Inc.	7,502	311
	Fair Isaac Corp.	6,826	303
*	Ciena Corp.	19,588	299
*	International Rectifier Corp.	13,517	284
	Lexmark International Inc.
	Class A	12,607	278

S&P Mid-Cap 400 Index Fund

			Market
			Value
		Shares	($000)
	ADTRAN Inc.	12,251	274
	Cypress Semiconductor
	Corp.	25,712	271
*	Acxiom Corp.	14,575	265
*	RF Micro Devices Inc.	54,643	252
*	MEMC Electronic
	Materials Inc.	45,149	223
	Intersil Corp. Class A	24,788	210
*	QLogic Corp.	18,126	206
*	Integrated Device
	Technology Inc.	28,176	192
*	Advent Software Inc.	6,180	162
	Tellabs Inc.	67,542	137
*	Monster Worldwide Inc.	22,893	117
	ManTech International
	Corp. Class A	4,642	115
			38,147
Materials (6.9%)
	Rock Tenn Co. Class A	13,890	1,229
	Albemarle Corp.	17,436	1,135
	Ashland Inc.	14,319	1,116
	Valspar Corp.	16,491	1,016
	Reliance Steel
	& Aluminum Co.	14,759	983
	Martin Marietta
	Materials Inc.	8,967	871
	Royal Gold Inc.	12,703	833
	Packaging Corp. of America	19,181	801
	RPM International Inc.	25,839	786
	Aptargroup Inc.	12,985	700
	Steel Dynamics Inc.	42,865	654
	Cytec Industries Inc.	8,913	645
	Sonoco Products Co.	19,696	626
*	Louisiana-Pacific Corp.	27,051	567
	NewMarket Corp.	2,098	528
	Domtar Corp.	6,894	514
	Compass Minerals
	International Inc.	6,466	477
	Cabot Corp.	11,650	428
	Carpenter Technology Corp.	8,652	409
	Silgan Holdings Inc.	8,827	379
	Commercial Metals Co.	22,742	371
	Olin Corp.	15,687	363
	Sensient Technologies Corp.	9,741	359
	Scotts Miracle-Gro Co.
	Class A	7,554	335
	Greif Inc. Class A	5,929	302
	Worthington Industries Inc.	10,241	290
	Minerals Technologies Inc.	6,906	278
	Intrepid Potash Inc.	10,452	206
			17,201
Telecommunication Services (0.5%)
*	tw telecom inc Class A	29,562	748
	Telephone & Data
	Systems Inc.	19,741	452
			1,200

		Market
		Value
	Shares	($000)
Utilities (5.0%)
OGE Energy Corp.	19,288	1,117
Alliant Energy Corp.	21,680	1,034
National Fuel Gas Co.	16,286	948
NV Energy Inc.	45,984	909
MDU Resources Group Inc.	36,884	891
Questar Corp.	34,198	804
Aqua America Inc.	27,333	796
UGI Corp.	22,014	789
Westar Energy Inc.	24,700	766
Atmos Energy Corp.	17,643	674
Great Plains Energy Inc.	29,950	654
Vectren Corp.	16,039	529
Cleco Corp.	11,859	525
Hawaiian Electric
Industries Inc.	19,060	514
IDACORP Inc.	9,794	457
WGL Holdings Inc.	10,078	425
Black Hills Corp.	8,635	359
PNM Resources Inc.	15,573	350
		12,541
Total Common Stocks
(Cost $219,796)		250,283
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
[2,3] Vanguard Market
Liquidity Fund, 0.143%	68,001	68

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Freddie Mac
Discount Notes,
0.118%, 3/11/13	50	50
Total Temporary Cash Investments
(Cost $118)		118
Total Investments (100.0%)
(Cost $219,914)		250,401
Other Assets and Liabilities (0.0%)
Other Assets		1,204
Liabilities[3]		(1,108)
		96
Net Assets (100%)		250,497

S&P Mid-Cap 400 Index Fund

At February 28, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	221,425
Undistributed Net Investment Income	227
Accumulated Net Realized Losses	(1,642)
Unrealized Appreciation (Depreciation)
Investment Securities	30,487
Futures Contracts	—
Net Assets	250,497

Institutional Shares—Net Assets
Applicable to 825,067 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	121,454
Net Asset Value Per Share—
Institutional Shares	$147.20

ETF Shares—Net Assets
Applicable to 1,750,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	129,043
Net Asset Value Per Share—
ETF Shares	$73.74

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $54,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $68,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $50,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Mid-Cap 400 Index Fund

Statement of Operations

Six Months Ended
February 28, 2013
($000)
Investment Income
Income
Dividends	1,734
Security Lending	2
Total Income	1,736
Expenses
The Vanguard Group—Note B
Investment Advisory Services	10
Management and Administrative—Institutional Shares	6
Management and Administrative—ETF Shares	37
Marketing and Distribution—Institutional Shares	11
Marketing and Distribution—ETF Shares	10
Custodian Fees	35
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	4
Total Expenses	113
Net Investment Income	1,623
Realized Net Gain (Loss)
Investment Securities Sold	1,273
Futures Contracts	41
Realized Net Gain (Loss)	1,314
Change in Unrealized Appreciation (Depreciation)
Investment Securities	25,350
Futures Contracts	(1)
Change in Unrealized Appreciation (Depreciation)	25,349
Net Increase (Decrease) in Net Assets Resulting from Operations	28,286

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Mid-Cap 400 Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,623	1,377
Realized Net Gain (Loss)	1,314	1,452
Change in Unrealized Appreciation (Depreciation)	25,349	8,569
Net Increase (Decrease) in Net Assets Resulting from Operations	28,286	11,398
Distributions
Net Investment Income
Institutional Shares	(1,230)	(478)
ETF Shares	(1,088)	(214)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(2,318)	(692)
Capital Share Transactions
Institutional Shares	16,692	44,187
ETF Shares	44,716	36,520
Net Increase (Decrease) from Capital Share Transactions	61,408	80,707
Total Increase (Decrease)	87,376	91,413
Net Assets
Beginning of Period	163,121	71,708
End of Period[1]	250,497	163,121
1 Net Assets—End of Period includes undistributed net investment income of $227,000 and $922,000.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Mid-Cap 400 Index Fund

Financial Highlights

Institutional Shares
	Six Months	Year	March 28,
	Ended	Ended	2011[1] to
	February 28,	Aug. 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$130.17	$116.52	$128.01
Investment Operations
Net Investment Income	1.135[2]	1.372	.240
Net Realized and Unrealized Gain (Loss) on Investments	17.394	13.297	(11.730)
Total from Investment Operations	18.529	14.669	(11.490)
Distributions
Dividends from Net Investment Income	(1.499)	(1.019)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.499)	(1.019)	—
Net Asset Value, End of Period	$147.20	$130.17	$116.52

Total Return	14.33%	12.69%	-8.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$121	$91	$40
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%[3]
Ratio of Net Investment Income to Average Net Assets	1.58%	1.42%	1.28%[3]
Portfolio Turnover Rate[4]	11%	13%	26%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Mid-Cap 400 Index Fund

Financial Highlights

ETF Shares
	Six Months	Year	Sept. 7,
	Ended	Ended	2010[1] to
	February 28,	Aug. 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$65.20	$58.37	$49.95
Investment Operations
Net Investment Income	.541[2]	.648	.383
Net Realized and Unrealized Gain (Loss) on Investments	8.724	6.657	8.217
Total from Investment Operations	9.265	7.305	8.600
Distributions
Dividends from Net Investment Income	(.725)	(.475)	(.180)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.725)	(.475)	(.180)
Net Asset Value, End of Period	$73.74	$65.20	$58.37

Total Return	14.30%	12.60%	17.21%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$129	$72	$32
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%[3]
Ratio of Net Investment Income to Average Net Assets	1.51%	1.35%	1.21%[3]
Portfolio Turnover Rate[4]	11%	13%	26%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Mid-Cap 400 Index Fund

Notes to Financial Statements

Vanguard S&P Mid-Cap 400 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2013, the fund’s average investment in futures contracts represented less than 1% of net assets, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2012), and for the period ended February 28, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

S&P Mid-Cap 400 Index Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2013, the fund had contributed capital of $31,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	250,283	—	—
Temporary Cash Investments	68	50	—
Futures Contracts—Liabilities[1]	—	—	—
Total	250,351	50	—
1 Represents variation margin on the last day of the reporting period.

S&P Mid-Cap 400 Index Fund

D. At February 28, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P Mid-Cap 400 Index	March 2013	2	220	—

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2013, the fund realized $819,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2012, the fund had available capital losses totaling $2,089,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2013, the cost of investment securities for tax purposes was $219,914,000. Net unrealized appreciation of investment securities for tax purposes was $30,487,000, consisting of unrealized gains of $35,648,000 on securities that had risen in value since their purchase and $5,161,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended February 28, 2013, the fund purchased $74,884,000 of investment securities and sold $14,006,000 of investment securities, other than temporary cash investments. Purchases and sales include $59,687,000 and $2,891,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

S&P Mid-Cap 400 Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 28, 2013		August 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	24,771	181	51,421	420
Issued in Lieu of Cash Distributions	1,090	8	387	3
Redeemed	(9,169)	(66)	(7,621)	(61)
Net Increase (Decrease) —Institutional Shares	16,692	123	44,187	362
ETF Shares
Issued	44,716	650	59,242	950
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(22,722)	(400)
Net Increase (Decrease)—ETF Shares	44,716	650	36,520	550

H. In preparing the financial statements as of February 28, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

S&P Mid-Cap 400 Value Index Fund

Fund Profile
As of February 28, 2013

Share-Class Characteristics
	Institutional	ETF
	Shares	Shares
Ticker Symbol	VMFVX	IVOV
Expense Ratio[1]	0.10%	0.22%
30-Day SEC Yield	1.76%	1.64%

Portfolio Characteristics
			DJ U.S.
		S&P	Total
		MidCap	Market
		400 Value	FA
	Fund	Index	Index
Number of Stocks	296	295	3,593
Median Market Cap	$3.5B	$3.5B	$38.3B
Price/Earnings Ratio	20.1x	20.1x	17.4x
Price/Book Ratio	1.7x	1.7x	2.2x
Return on Equity	10.6%	10.6%	16.7%
Earnings Growth Rate	2.8%	2.8%	9.3%
Dividend Yield	1.9%	1.9%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	84%	—	—
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
			DJ U.S.
		S&P	Total
		MidCap	Market
		400 Value	FA
	Fund	Index	Index
Consumer Discretionary	6.9%	6.9%	12.2%
Consumer Staples	4.3	4.3	9.5
Energy	6.9	6.9	10.3
Financials	27.9	27.9	17.2
Health Care	8.1	8.1	12.0
Industrials	16.9	16.9	11.2
Information Technology	10.9	10.9	17.6
Materials	8.1	8.1	3.9
Telecommunication
Services	0.4	0.4	2.6
Utilities	9.6	9.6	3.5

Ten Largest Holdings (% of total net assets)
SL Green Realty Corp.	Office REITs	1.2%
Everest Re Group Ltd.	Reinsurance	1.0
Rock Tenn Co.	Paper Packaging	1.0
New York Community	Thrifts & Mortgage
Bancorp Inc.	Finance	0.9
OGE Energy Corp.	Electric	0.9
Energizer Holdings Inc.	Household Products	0.9
Alliant Energy Corp.	Multi-Utilities	0.8
Universal Health
Services Inc.	Health Care Facilities	0.8
Reliance Steel &
Aluminum Co.	Steel	0.8
AGCO Corp.	Construction & Farm
	Machinery & Heavy
	Trucks	0.8
Top Ten		9.1%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 28, 2012, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2013, the annualized expense ratios were 0.08% for Institutional Shares and 0.20% for ETF Shares.

S&P Mid-Cap 400 Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 7, 2010, Through February 28, 2013

Average Annual Total Returns: Periods Ended December 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Institutional Shares	11/2/2010	18.48%	10.75%
ETF Shares	9/7/2010
Market Price		18.53	14.51
Net Asset Value		18.35	14.47

See Financial Highlights for dividend and capital gains information.

S&P Mid-Cap 400 Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (6.9%)
	Advance Auto Parts Inc.	2,859	218
	Signet Jewelers Ltd.	3,550	217
*	Mohawk Industries Inc.	1,696	180
	Rent-A-Center Inc.	4,776	173
*	Big Lots Inc.	4,700	156
	Aaron’s Inc.	5,707	156
*	NVR Inc.	142	143
	Tupperware Brands Corp.	1,796	140
	John Wiley & Sons Inc.
	Class A	3,809	139
	DeVry Inc.	4,635	139
	Guess? Inc.	4,979	138
	Wendy’s Co.	22,858	130
	Meredith Corp.	2,927	123
*	Deckers Outdoor Corp.	2,863	115
*	WMS Industries Inc.	4,432	111
*	DreamWorks Animation
	SKG Inc. Class A	5,822	97
*	New York Times Co. Class A	9,886	96
*	Saks Inc.	8,233	94
	Valassis Communications Inc.	3,185	88
	Regis Corp.	4,672	84
*	Aeropostale Inc.	6,355	83
*	Tempur-Pedic
	International Inc.	1,985	82
	Matthews International
	Corp. Class A	2,233	74
*	Life Time Fitness Inc.	1,727	73
	Sotheby’s	1,872	72
	Scholastic Corp.	2,134	64
	International Speedway
	Corp. Class A	2,074	63
	Cheesecake Factory Inc.	1,784	62
	Brinker International Inc.	1,842	61
*	Barnes & Noble Inc.	3,066	48
	Strayer Education Inc.	964	47

			Market
			Value
		Shares	($000)
*	Office Depot Inc.	10,206	41
*	Scientific Games Corp.
	Class A	4,287	39
			3,546
Consumer Staples (4.3%)
	Energizer Holdings Inc.	5,025	462
	Hillshire Brands Co.	9,922	322
	Church & Dwight Co. Inc.	4,876	302
*	Smithfield Foods Inc.	10,132	225
	Harris Teeter
	Supermarkets Inc.	4,003	172
*	Green Mountain
	Coffee Roasters Inc.	3,501	167
	Flowers Foods Inc.	4,748	134
	Universal Corp.	1,903	106
*	Post Holdings Inc.	2,651	103
*	United Natural Foods Inc.	2,001	101
	Lancaster Colony Corp.	834	61
	SUPERVALU Inc.	9,542	38
	Tootsie Roll Industries Inc.	690	19
			2,212
Energy (6.9%)
*	Superior Energy
	Services Inc.	12,799	339
	Energen Corp.	5,856	271
	Cimarex Energy Co.	4,004	269
*	Atwood Oceanics Inc.	4,623	236
	Oceaneering International Inc.	3,679	234
	World Fuel Services Corp.	5,851	223
*	Dresser-Rand Group Inc.	3,378	208
*	Plains Exploration
	& Production Co.	4,293	195
	Tidewater Inc.	4,045	191
*	Helix Energy
	Solutions Group Inc.	7,952	186
*	Unit Corp.	3,508	160
*	Alpha Natural Resources Inc.	17,898	143
*	Oil States International Inc.	1,872	143

S&P Mid-Cap 400 Value Index Fund

			Market
			Value
		Shares	($000)
	Patterson-UTI Energy Inc.	5,941	139
	SM Energy Co.	2,254	130
*	Dril-Quip Inc.	1,477	121
	Arch Coal Inc.	17,234	90
*	Rosetta Resources Inc.	1,792	87
	CARBO Ceramics Inc.	829	75
*	Bill Barrett Corp.	3,910	71
*	Forest Oil Corp.	4,787	28
*	Quicksilver Resources Inc.	4,341	8
			3,547
Financials (28.1%)
	SL Green Realty Corp.	7,334	599
	Everest Re Group Ltd.	4,197	523
	New York Community
	Bancorp Inc.	35,637	481
	Macerich Co.	6,320	380
	Liberty Property Trust	9,596	372
	WR Berkley Corp.	8,929	371
	Alexandria Real Estate
	Equities Inc.	5,170	368
	Reinsurance Group of
	America Inc. Class A	5,994	345
	HCC Insurance Holdings Inc.	8,222	329
	Cullen/Frost Bankers Inc.	4,989	302
	BioMed Realty Trust Inc.	13,555	286
	Realty Income Corp.	6,247	285
	UDR Inc.	11,775	281
	East West Bancorp Inc.	11,389	280
	American Financial
	Group Inc.	6,152	270
	Hospitality Properties Trust	10,035	268
*	Alleghany Corp.	660	249
	Commerce Bancshares Inc.	6,324	241
	Federal Realty
	Investment Trust	2,256	240
	Camden Property Trust	3,414	236
	Old Republic
	International Corp.	19,585	235
	First Niagara Financial
	Group Inc.	28,620	234
	Essex Property Trust Inc.	1,513	225
	Duke Realty Corp.	13,884	224
	Rayonier Inc.	3,901	218
	Hancock Holding Co.	6,881	208
	Aspen Insurance
	Holdings Ltd.	5,762	207
	Protective Life Corp.	6,423	205
	Associated Banc-Corp	13,934	200
	American Campus
	Communities Inc.	4,417	200
	Fidelity National Financial Inc.
	Class A	7,737	193
	Mack-Cali Realty Corp.	6,743	191

			Market
			Value
		Shares	($000)
	Senior Housing
	Properties Trust	7,572	190
	Arthur J Gallagher & Co.	4,847	186
	TCF Financial Corp.	13,259	182
	BRE Properties Inc.	3,680	179
	Bank of Hawaii Corp.	3,649	177
	Federated Investors Inc.
	Class B	7,595	176
	Regency Centers Corp.	3,229	167
	Raymond James
	Financial Inc.	3,804	167
	Prosperity Bancshares Inc.	3,573	165
	National Retail Properties Inc.	4,734	163
	Valley National Bancorp	16,041	161
	Taubman Centers Inc.	2,054	158
	Kilroy Realty Corp.	2,974	157
	Hanover Insurance
	Group Inc.	3,618	154
	Apollo Investment Corp.	16,470	143
	StanCorp Financial Group Inc.	3,591	143
	Home Properties Inc.	2,289	143
	Weingarten Realty Investors	4,622	142
	Janus Capital Group Inc.	15,197	141
	Kemper Corp.	4,406	139
	FirstMerit Corp.	8,902	135
*	MSCI Inc. Class A	3,965	131
	SEI Investments Co.	4,599	130
	Brown & Brown Inc.	4,308	129
	Trustmark Corp.	5,442	125
*	Alexander & Baldwin Inc.	3,480	123
	Primerica Inc.	3,786	119
	Mercury General Corp.	2,943	114
	BancorpSouth Inc.	6,748	103
	CBOE Holdings Inc.	2,834	102
	Corporate Office
	Properties Trust	3,871	100
	Westamerica Bancorporation	2,224	98
	Highwoods Properties Inc.	2,550	93
	International
	Bancshares Corp.	4,421	90
	Fulton Financial Corp.	7,113	81
	Equity One Inc.	2,811	66
	Astoria Financial Corp.	6,634	65
	Webster Financial Corp.	2,935	65
	Potlatch Corp.	1,411	62
	Greenhill & Co. Inc.	963	59
			14,469
Health Care (8.0%)
	Universal Health
	Services Inc. Class B	7,179	416
	Omnicare Inc.	8,493	316
	Community Health
	Systems Inc.	7,402	313
	Teleflex Inc.	3,322	266

S&P Mid-Cap 400 Value Index Fund

			Market
			Value
		Shares	($000)
*	Henry Schein Inc.	2,929	261
*	Health Management
	Associates Inc. Class A	20,809	229
*	Hologic Inc.	10,177	222
*	Bio-Rad Laboratories Inc.
	Class A	1,635	201
*	WellCare Health Plans Inc.	3,507	200
	STERIS Corp.	4,747	185
*	Allscripts Healthcare
	Solutions Inc.	13,918	177
*	LifePoint Hospitals Inc.	4,006	177
*	Health Net Inc.	6,598	170
*	MEDNAX Inc.	1,942	166
	Hill-Rom Holdings Inc.	4,936	162
	Owens & Minor Inc.	5,146	157
*	VCA Antech Inc.	7,130	157
*	Endo Health Solutions Inc.	4,354	135
*	Covance Inc.	1,777	118
	Techne Corp.	1,321	90
	Masimo Corp.	1,862	37
			4,155
Industrials (16.8%)
	AGCO Corp.	7,873	405
	KBR Inc.	11,976	364
	Kansas City Southern	3,484	359
	Manpower Inc.	6,368	348
	SPX Corp.	4,124	332
	Towers Watson & Co.
	Class A	4,638	309
*	Oshkosh Corp.	7,414	286
	Gardner Denver Inc.	3,986	283
	Trinity Industries Inc.	6,407	277
*	AECOM Technology Corp.	8,780	266
	URS Corp.	6,237	264
	Kennametal Inc.	6,463	262
	Crane Co.	3,882	209
	Huntington Ingalls
	Industries Inc.	4,026	193
	GATX Corp.	3,807	190
	Woodward Inc.	4,888	183
	Alliant Techsystems Inc.	2,651	174
*	Esterline Technologies Corp.	2,505	173
	Hubbell Inc. Class B	1,820	169
	Waste Connections Inc.	4,884	167
	Con-way Inc.	4,544	160
	Exelis Inc.	15,227	157
	Harsco Corp.	6,542	157
*	Kirby Corp.	2,043	155
	Donaldson Co. Inc.	4,272	154
	RR Donnelley & Sons Co.	14,636	153
	Carlisle Cos. Inc.	2,145	146
*	General Cable Corp.	4,041	133
	Regal-Beloit Corp.	1,698	131
	UTi Worldwide Inc.	8,424	128

			Market
			Value
		Shares	($000)
*	United Rentals Inc.	2,331	124
*	Genesee & Wyoming Inc.
	Class A	1,381	124
	Triumph Group Inc.	1,625	119
*	FTI Consulting Inc.	3,368	117
	CLARCOR Inc.	2,276	116
	HNI Corp.	3,665	116
	IDEX Corp.	2,215	113
*	JetBlue Airways Corp.	18,465	112
	ITT Corp.	3,914	103
	Brink’s Co.	3,878	102
	Deluxe Corp.	2,356	93
	Granite Construction Inc.	2,892	90
	Acuity Brands Inc.	1,314	89
	Matson Inc.	3,456	89
	Werner Enterprises Inc.	3,610	83
	Landstar System Inc.	1,472	83
	Watsco Inc.	940	73
	Mine Safety Appliances Co.	1,387	65
	Herman Miller Inc.	2,658	64
	Corporate Executive
	Board Co.	1,145	62
	Rollins Inc.	2,402	59
			8,683
Information Technology (10.8%)
*	Avnet Inc.	11,137	393
*	Arrow Electronics Inc.	8,600	345
*	Informatica Corp.	8,758	307
*	Ingram Micro Inc.	12,187	230
*	ANSYS Inc.	2,707	205
*	Compuware Corp.	17,309	201
*	Synopsys Inc.	5,689	199
	DST Systems Inc.	2,490	169
*	Tech Data Corp.	3,065	163
*	Rovi Corp.	8,397	149
	Global Payments Inc.	3,074	148
	Convergys Corp.	8,860	147
*	Fairchild Semiconductor
	International Inc. Class A	10,306	147
*	MICROS Systems Inc.	3,387	145
	Diebold Inc.	5,132	145
*	Vishay Intertechnology Inc.	10,701	141
	FactSet Research
	Systems Inc.	1,421	138
	AOL Inc.	3,545	131
*	Polycom Inc.	14,241	130
*	NCR Corp.	4,414	122
*	PTC Inc.	5,238	121
	Broadridge Financial
	Solutions Inc.	5,259	121
*	International Rectifier Corp.	5,613	118
	Solera Holdings Inc.	2,068	116
	Lexmark International Inc.
	Class A	5,243	115

S&P Mid-Cap 400 Value Index Fund

			Market
			Value
		Shares	($000)
	ADTRAN Inc.	5,088	114
	Jack Henry & Associates Inc.	2,586	113
*	MEMC Electronic
	Materials Inc.	18,750	93
	Intersil Corp. Class A	10,295	87
*	QLogic Corp.	7,529	86
*	VeriFone Systems Inc.	4,464	85
	Lender Processing
	Services Inc.	3,445	85
*	Zebra Technologies Corp.	1,735	77
*	Silicon Laboratories Inc.	1,465	61
	Cypress Semiconductor Corp.	5,662	60
*	RF Micro Devices Inc.	12,484	57
	Tellabs Inc.	28,057	57
	Plantronics Inc.	1,387	56
*	Monster Worldwide Inc.	9,512	49
	ManTech International
	Corp. Class A	1,924	48
*	Acxiom Corp.	2,214	40
*	Integrated Device
	Technology Inc.	5,506	37
*	Advent Software Inc.	1,286	34
			5,585
Materials (8.1%)
	Rock Tenn Co. Class A	5,771	510
	Reliance Steel
	& Aluminum Co.	6,132	408
	Aptargroup Inc.	5,391	291
	Steel Dynamics Inc.	17,794	272
	Sonoco Products Co.	8,177	260
	Ashland Inc.	2,857	223
	Domtar Corp.	2,862	213
	Albemarle Corp.	2,899	189
	Martin Marietta Materials Inc.	1,901	185
	Cabot Corp.	4,844	178
	RPM International Inc.	5,477	166
	Commercial Metals Co.	9,445	154
	Olin Corp.	6,506	151
	Sensient Technologies Corp.	4,041	149
	Scotts Miracle-Gro Co.
	Class A	3,139	139
	Greif Inc. Class A	2,462	125
	Minerals Technologies Inc.	2,873	116
	Compass Minerals
	International Inc.	1,505	111
	Cytec Industries Inc.	1,444	104
	Intrepid Potash Inc.	4,342	86
	Silgan Holdings Inc.	1,910	82
	Carpenter Technology Corp.	1,077	51
			4,163

		Market
		Value
	Shares	($000)
Telecommunication Services (0.4%)
Telephone & Data
Systems Inc.	8,206	188

Utilities (9.6%)
OGE Energy Corp.	8,014	464
Alliant Energy Corp.	9,007	430
National Fuel Gas Co.	6,766	394
NV Energy Inc.	19,106	377
MDU Resources Group Inc.	15,325	370
Questar Corp.	14,210	334
UGI Corp.	9,147	328
Westar Energy Inc.	10,264	318
Atmos Energy Corp.	7,324	280
Great Plains Energy Inc.	12,433	271
Vectren Corp.	6,666	220
Cleco Corp.	4,929	218
Hawaiian Electric
Industries Inc.	7,914	214
IDACORP Inc.	4,072	190
WGL Holdings Inc.	4,190	177
Aqua America Inc.	5,226	152
Black Hills Corp.	3,587	149
PNM Resources Inc.	3,105	70
		4,956
Total Common Stocks
(Cost $46,104)		51,504
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.1%)
2 Vanguard Market
Liquidity Fund, 0.143%	41,764	42

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.2%)
[3,4] Fannie Mae
Discount Notes,
0.097%, 3/27/13	100	100
Total Temporary Cash Investments
(Cost $142)		142
Total Investments (100.2%)
(Cost $46,246)		51,646
Other Assets and Liabilities (-0.2%)
Other Assets		95
Liabilities		(203)
		(108)
Net Assets (100%)		51,538

S&P Mid-Cap 400 Value Index Fund

At February 28, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	49,163
Undistributed Net Investment Income	233
Accumulated Net Realized Losses	(3,259)
Unrealized Appreciation (Depreciation)
Investment Securities	5,400
Futures Contracts	1
Net Assets	51,538

Institutional Shares—Net Assets
Applicable to 233,642 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	33,566
Net Asset Value Per Share—
Institutional Shares	$143.66

ETF Shares—Net Assets
Applicable to 250,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	17,972
Net Asset Value Per Share—
ETF Shares	$71.89

See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Mid-Cap 400 Value Index Fund

Statement of Operations

Six Months Ended
February 28, 2013
($000)
Investment Income
Income
Dividends	531
Total Income	531
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	6
Management and Administrative—ETF Shares	8
Custodian Fees	10
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	1
Total Expenses	25
Net Investment Income	506
Realized Net Gain (Loss)
Investment Securities Sold	3,904
Futures Contracts	27
Realized Net Gain (Loss)	3,931
Change in Unrealized Appreciation (Depreciation)
Investment Securities	2,621
Futures Contracts	1
Change in Unrealized Appreciation (Depreciation)	2,622
Net Increase (Decrease) in Net Assets Resulting from Operations	7,059

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Mid-Cap 400 Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	506	912
Realized Net Gain (Loss)	3,931	8
Change in Unrealized Appreciation (Depreciation)	2,622	5,835
Net Increase (Decrease) in Net Assets Resulting from Operations	7,059	6,755
Distributions
Net Investment Income
Institutional Shares	(706)	(535)
ETF Shares	(162)	(159)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(868)	(694)
Capital Share Transactions
Institutional Shares	(11,389)	866
ETF Shares	7,069	2,458
Net Increase (Decrease) from Capital Share Transactions	(4,320)	3,324
Total Increase (Decrease)	1,871	9,385
Net Assets
Beginning of Period	49,667	40,282
End of Period[1]	51,538	49,667
1 Net Assets—End of Period includes undistributed net investment income of $233,000 and $595,000.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Mid-Cap 400 Value Index Fund

Financial Highlights

Institutional Shares
	Six Months	Year	Nov. 2,
	Ended	Ended	2010[1] to
	February 28,	Aug. 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$125.30	$111.20	$109.35
Investment Operations
Net Investment Income	1.381	2.124	1.146
Net Realized and Unrealized Gain (Loss) on Investments	19.205	13.624	1.233
Total from Investment Operations	20.586	15.748	2.379
Distributions
Dividends from Net Investment Income	(2.226)	(1.648)	(.529)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(2.226)	(1.648)	(.529)
Net Asset Value, End of Period	$143.66	$125.30	$111.20

Total Return	16.59%	14.32%	2.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$34	$40	$35
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%[2]
Ratio of Net Investment Income to Average Net Assets	2.11%	1.92%	1.94%[2]
Portfolio Turnover Rate[3]	84%	31%	48%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Mid-Cap 400 Value Index Fund

Financial Highlights

ETF Shares
	Six Months	Year	Sept. 7,
	Ended	Ended	2010[1] to
	February 28,	Aug. 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$62.71	$55.69	$49.86
Investment Operations
Net Investment Income	.678	1.001	.746
Net Realized and Unrealized Gain (Loss) on Investments	9.581	6.814	5.340
Total from Investment Operations	10.259	7.815	6.086
Distributions
Dividends from Net Investment Income	(1.079)	(.795)	(.256)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.079)	(.795)	(.256)
Net Asset Value, End of Period	$71.89	$62.71	$55.69

Total Return	16.52%	14.18%	12.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18	$9	$6
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%[2]
Ratio of Net Investment Income to Average Net Assets	1.99%	1.80%	1.82%[2]
Portfolio Turnover Rate[3]	84%	31%	48%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Mid-Cap 400 Value Index Fund

Notes to Financial Statements

Vanguard S&P Mid-Cap 400 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2013, the fund’s average investment in futures contracts represented less than 1% of net assets, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2012), and for the period ended February 28, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

S&P Mid-Cap 400 Value Index Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2013, the fund had contributed capital of $5,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	51,504	—	—
Temporary Cash Investments	42	100	—
Futures Contracts—Liabilities[1]	—	—	—
Total	51,546	100	—
1 Represents variation margin on the last day of the reporting period.

S&P Mid-Cap 400 Value Index Fund

D. At February 28, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P Mid-Cap 400 Index	March 2013	1	110	1

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2013, the fund realized $4,376,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2012, the fund had available capital losses totaling $2,812,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2013, the cost of investment securities for tax purposes was $46,246,000. Net unrealized appreciation of investment securities for tax purposes was $5,400,000, consisting of unrealized gains of $5,824,000 on securities that had risen in value since their purchase and $424,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended February 28, 2013, the fund purchased $47,756,000 of investment securities and sold $52,305,000 of investment securities, other than temporary cash investments. Purchases and sales include $20,467,000 and $13,426,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

S&P Mid-Cap 400 Value Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 28, 2013		August 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	11,106	78	3,195	29
Issued in Lieu of Cash Distributions	706	5	535	5
Redeemed	(23,201)	(171)	(2,864)	(25)
Net Increase (Decrease) —Institutional Shares	(11,389)	(88)	866	9
ETF Shares
Issued	20,479	300	13,970	250
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(13,410)	(200)	(11,512)	(200)
Net Increase (Decrease)—ETF Shares	7,069	100	2,458	50

At February 28, 2013, one shareholder was the record or beneficial owner of 36% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

H. In preparing the financial statements as of February 28, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

S&P Mid-Cap 400 Growth Index Fund

Fund Profile
As of February 28, 2013

Share-Class Characteristics
	Institutional	ETF
	Shares	Shares
Ticker Symbol	VMFGX	IVOG
Expense Ratio[1]	0.08%	0.20%
30-Day SEC Yield	0.92%	0.80%

Portfolio Characteristics
		S&P	DJ U.S.
		MidCap	Total
		400	Market
		Growth	FA
	Fund	Index	Index
Number of Stocks	225	225	3,593
Median Market Cap	$4.6B	$4.6B	$38.3B
Price/Earnings Ratio	23.0x	23.0x	17.4x
Price/Book Ratio	3.1x	3.1x	2.2x
Return on Equity	13.7%	13.7%	16.7%
Earnings Growth Rate	13.9%	13.9%	9.3%
Dividend Yield	1.0%	1.0%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	44%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		S&P	DJ U.S.
		MidCap	Total
		400	Market
		Growth	FA
	Fund	Index	Index
Consumer Discretionary	18.0%	18.0%	12.2%
Consumer Staples	2.8	2.8	9.5
Energy	5.4	5.4	10.3
Financials	18.6	18.7	17.2
Health Care	11.0	10.9	12.0
Industrials	17.9	17.9	11.2
Information Technology	19.5	19.5	17.6
Materials	5.7	5.7	3.9
Telecommunication
Services	0.6	0.6	2.6
Utilities	0.5	0.5	3.5

Ten Largest Holdings (% of total net assets)
Regeneron
Pharmaceuticals Inc.	Biotechnology	1.9%
HollyFrontier Corp.	Oil & Gas Refining &
	Marketing	1.8
Equinix Inc.	Internet Software &
	Services	1.6
AMETEK Inc.	Electrical
	Components &
	Equipment	1.6
Vertex Pharmaceuticals
Inc.	Biotechnology	1.6
Alliance Data Systems	Data Processing &
Corp.	Outsourced Services	1.2
Affiliated Managers	Asset Management
Group Inc.	& Custody Banks	1.2
Trimble Navigation Ltd.	Electronic
	Manufacturing
	Services	1.2
Tractor Supply Co.	Specialty Stores	1.1
Kansas City Southern	Railroads	1.1
Top Ten		14.3%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 28, 2012, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2013, the annualized expense ratios were 0.08% for Institutional Shares and 0.20% for ETF Shares.

S&P Mid-Cap 400 Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 7, 2010, Through February 28, 2013

Average Annual Total Returns: Periods Ended December 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Institutional Shares	3/28/20111	17.24%	4.74%
ETF Shares	9/7/2010
Market Price		17.19	16.34
Net Asset Value		17.11	16.31

1 Institutional Shares were first issued on December 15, 2010, and the sole shareholder redeemed shortly thereafter. Institutional Shares were next issued on March 28, 2011. The total returns shown are based on the period beginning March 28, 2011.

See Financial Highlights for dividend and capital gains information.

S&P Mid-Cap 400 Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (18.0%)
	Tractor Supply Co.	18,639	1,938
*	LKQ Corp.	78,651	1,667
	Polaris Industries Inc.	16,983	1,484
	Foot Locker Inc.	39,886	1,364
*	Toll Brothers Inc.	39,615	1,352
	Dick’s Sporting Goods Inc.	25,966	1,298
*	Jarden Corp.	19,434	1,207
*	Panera Bread Co. Class A	7,478	1,204
*	Mohawk Industries Inc.	9,826	1,042
	Williams-Sonoma Inc.	22,833	1,037
*	Hanesbrands Inc.	25,898	1,027
*	Under Armour Inc. Class A	20,495	1,010
	American Eagle
	Outfitters Inc.	47,690	986
	Service Corp. International	56,292	875
*	AMC Networks Inc. Class A	15,179	871
	Advance Auto Parts Inc.	10,097	771
*	NVR Inc.	754	761
*	Carter’s Inc.	13,436	758
	Cinemark Holdings Inc.	27,062	752
	Chico’s FAS Inc.	44,046	748
	Gentex Corp.	37,781	708
	Tupperware Brands Corp.	8,781	687
*	Lamar Advertising Co.
	Class A	14,625	676
*	Cabela’s Inc.	12,234	619
	Signet Jewelers Ltd.	9,860	604
*	Ascena Retail Group Inc.	33,348	560
*	Bally Technologies Inc.	10,859	518
	HSN Inc.	9,622	515
	Sotheby’s	11,822	452
	Brinker International Inc.	13,338	445
	Thor Industries Inc.	11,618	437
	KB Home	21,474	401
	MDC Holdings Inc.	10,282	395
*	Tempur-Pedic
	International Inc.	9,286	381
*	ANN Inc.	12,776	361
	Bob Evans Farms Inc.	7,423	302

			Market
			Value
		Shares	($000)
	Cheesecake Factory Inc.	7,385	256
*	Life Time Fitness Inc.	4,980	210
*	Office Depot Inc.	39,799	160
			30,839
Consumer Staples (2.8%)
	Ingredion Inc.	20,259	1,341
	Church & Dwight Co. Inc.	21,076	1,306
*	Green Mountain
	Coffee Roasters Inc.	21,195	1,012
	Flowers Foods Inc.	14,853	419
*	United Natural Foods Inc.	6,524	330
	Lancaster Colony Corp.	2,413	177
^	SUPERVALU Inc.	25,315	101
	Tootsie Roll Industries Inc.	2,759	77
			4,763
Energy (5.4%)
	HollyFrontier Corp.	53,605	3,013
	Oceaneering International Inc.	16,563	1,053
*	Plains Exploration
	& Production Co.	20,142	914
	Cimarex Energy Co.	9,849	663
*	Oil States International Inc.	8,414	641
	SM Energy Co.	10,144	587
*	Dresser-Rand Group Inc.	9,013	556
	Patterson-UTI Energy Inc.	20,162	471
*	Dril-Quip Inc.	4,809	395
*	Rosetta Resources Inc.	8,054	392
	CARBO Ceramics Inc.	2,495	226
*	Northern Oil and Gas Inc.	15,596	214
*	Forest Oil Corp.	15,590	90
*	Quicksilver Resources Inc.	14,880	28
			9,243
Financials (18.5%)
*	Affiliated Managers
	Group Inc.	13,708	2,005
	Realty Income Corp.	27,000	1,233
	Eaton Vance Corp.	30,484	1,164
	Jones Lang LaSalle Inc.	11,656	1,126
	Rayonier Inc.	19,889	1,111
	Federal Realty
	Investment Trust	9,749	1,035

S&P Mid-Cap 400 Growth Index Fund

			Market
			Value
		Shares	($000)
	Corrections Corp.
	of America	26,479	1,015
	Extra Space Storage Inc.	27,105	1,015
	Macerich Co.	15,547	935
	Waddell & Reed
	Financial Inc. Class A	22,621	928
*	Signature Bank	12,220	908
*	Alleghany Corp.	2,332	881
	Omega Healthcare
	Investors Inc.	29,654	830
*	SVB Financial Group	11,782	790
	Camden Property Trust	11,131	770
	Fidelity National
	Financial Inc. Class A	30,832	769
	Raymond James
	Financial Inc.	17,126	751
	Taubman Centers Inc.	9,634	739
	City National Corp.	12,529	712
	Essex Property Trust Inc.	4,738	706
	Regency Centers Corp.	13,397	695
	First American Financial Corp.	28,232	686
	UDR Inc.	27,805	663
	Arthur J Gallagher & Co.	17,119	659
*	MSCI Inc. Class A	19,389	642
	Senior Housing
	Properties Trust	24,688	619
	American Campus
	Communities Inc.	13,293	601
	Duke Realty Corp.	37,044	599
	SEI Investments Co.	20,703	585
	Synovus Financial Corp.	208,192	529
	Brown & Brown Inc.	17,168	515
	CBOE Holdings Inc.	13,860	498
	Washington Federal Inc.	28,117	493
	Kilroy Realty Corp.	9,279	490
	National Retail Properties Inc.	13,668	471
	Highwoods Properties Inc.	12,453	455
	Weingarten Realty Investors	14,458	443
	BRE Properties Inc.	8,322	405
	Home Properties Inc.	6,096	380
	Cathay General Bancorp	19,357	377
	Fulton Financial Corp.	29,452	334
	Potlatch Corp.	6,080	268
	Webster Financial Corp.	11,667	257
	Greenhill & Co. Inc.	3,839	233
	Corporate Office
	Properties Trust	8,752	226
	Equity One Inc.	7,202	169
			31,715
Health Care (11.0%)
*	Regeneron
	Pharmaceuticals Inc.	19,930	3,328
*	Vertex Pharmaceuticals Inc.	57,375	2,686
*	Mettler-Toledo
	International Inc.	8,110	1,726
	ResMed Inc.	37,861	1,684

			Market
			Value
		Shares	($000)
	Cooper Cos. Inc.	12,674	1,344
*	IDEXX Laboratories Inc.	14,468	1,333
*	Henry Schein Inc.	13,739	1,226
*	Hologic Inc.	37,419	817
*	United Therapeutics Corp.	12,504	748
*	HMS Holdings Corp.	23,004	667
*	MEDNAX Inc.	6,858	587
*	Covance Inc.	8,692	579
*	Thoratec Corp.	15,552	548
*	Charles River Laboratories
	International Inc.	12,852	524
*	Endo Health Solutions Inc.	16,006	496
	Techne Corp.	4,847	330
	Masimo Corp.	7,680	152
			18,775
Industrials (17.9%)
	AMETEK Inc.	64,297	2,690
	Kansas City Southern	17,764	1,829
	JB Hunt Transport
	Services Inc.	24,097	1,675
*	Fortune Brands Home
	& Security Inc.	43,082	1,489
*	B/E Aerospace Inc.	27,506	1,447
	Wabtec Corp.	12,673	1,239
	Lincoln Electric Holdings Inc.	21,983	1,232
	Timken Co.	21,053	1,144
	MSC Industrial
	Direct Co. Inc. Class A	12,289	1,049
	Valmont Industries Inc.	6,202	977
*	Terex Corp.	29,243	959
*	Alaska Air Group Inc.	18,608	959
*	Copart Inc.	28,067	958
	Nordson Corp.	14,929	947
	Graco Inc.	16,057	933
*	United Rentals Inc.	16,908	903
	Donaldson Co. Inc.	21,782	785
	Hubbell Inc. Class B	8,193	761
	IDEX Corp.	14,657	746
*	Clean Harbors Inc.	13,989	720
	Lennox International Inc.	12,114	716
	Carlisle Cos. Inc.	9,658	656
*	Genesee & Wyoming Inc.
	Class A	7,024	629
*	Kirby Corp.	8,138	618
	Triumph Group Inc.	7,941	583
	Waste Connections Inc.	16,574	567
	Regal-Beloit Corp.	6,242	482
	Acuity Brands Inc.	6,989	476
	Landstar System Inc.	7,492	422
	Watsco Inc.	4,780	372
	ITT Corp.	11,754	310
	CLARCOR Inc.	5,819	297
	Corporate Executive
	Board Co.	5,143	278
	Rollins Inc.	9,571	235
	Deluxe Corp.	5,796	230

S&P Mid-Cap 400 Growth Index Fund

			Market
			Value
		Shares	($000)
	Mine Safety Appliances Co.	3,701	173
	Herman Miller Inc.	6,771	163
			30,649
Information Technology (19.5%)
*	Equinix Inc.	12,867	2,722
*	Alliance Data Systems Corp.	13,193	2,094
*	Trimble Navigation Ltd.	33,391	1,984
*	Rackspace Hosting Inc.	28,992	1,620
*	Cree Inc.	30,772	1,392
*	Gartner Inc.	24,785	1,233
*	ANSYS Inc.	15,690	1,189
*	Skyworks Solutions Inc.	51,425	1,095
*	Cadence Design
	Systems Inc.	74,101	1,049
*	SolarWinds Inc.	16,166	913
*	TIBCO Software Inc.	41,105	882
*	Concur Technologies Inc.	11,952	839
*	CommVault Systems Inc.	11,194	828
*	Atmel Corp.	116,355	791
*	NCR Corp.	27,930	770
*	NeuStar Inc. Class A	17,545	769
*	WEX Inc.	10,243	768
	National Instruments Corp.	25,028	753
*	Synopsys Inc.	20,918	733
*	CoreLogic Inc.	25,798	668
*	Riverbed Technology Inc.	42,526	650
	Solera Holdings Inc.	11,456	645
	Jack Henry & Associates Inc.	14,352	628
	FactSet Research
	Systems Inc.	6,143	598
*	Semtech Corp.	17,526	536
	Global Payments Inc.	10,857	523
*	ValueClick Inc.	18,690	498
	InterDigital Inc.	10,822	481
*	ACI Worldwide Inc.	10,425	478
*	Mentor Graphics Corp.	24,969	442
*	Itron Inc.	10,354	436
*	MICROS Systems Inc.	10,171	435
	Fair Isaac Corp.	9,228	409
*	Ciena Corp.	26,482	404
*	Zebra Technologies Corp.	7,792	348
	Broadridge Financial
	Solutions Inc.	15,174	348
*	PTC Inc.	14,517	336
	AOL Inc.	8,702	321
	Lender Processing
	Services Inc.	11,208	275
	Plantronics Inc.	6,765	273
*	VeriFone Systems Inc.	13,988	265
*	Acxiom Corp.	12,439	227
*	Silicon Laboratories Inc.	5,373	223
	Cypress
	Semiconductor Corp.	16,373	172
*	RF Micro Devices Inc.	33,318	154
*	Integrated Device
	Technology Inc.	20,122	137

		Market
		Value
	Shares	($000)
* Advent Software Inc.	4,166	109
		33,443
Materials (5.7%)
Valspar Corp.	22,342	1,376
Royal Gold Inc.	17,211	1,128
Packaging Corp. of America	25,988	1,086
Albemarle Corp.	14,174	922
Ashland Inc.	10,088	787
* Louisiana-Pacific Corp.	36,620	768
NewMarket Corp.	2,837	714
Martin Marietta Materials Inc.	5,954	578
Cytec Industries Inc.	7,361	533
RPM International Inc.	17,158	522
Worthington Industries Inc.	13,843	392
Carpenter Technology Corp.	8,180	386
Compass Minerals
International Inc.	3,849	284
Silgan Holdings Inc.	5,729	246
		9,722
Telecommunication Services (0.6%)
* tw telecom inc Class A	40,055	1,014

Utilities (0.5%)
Aqua America Inc.	20,001	583
PNM Resources Inc.	10,968	246
		829
Total Common Stocks
(Cost $152,263)		170,992
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
[2,3] Vanguard Market
Liquidity Fund, 0.143%	198,092	198

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Freddie Mac
Discount Notes,
0.118%, 3/11/13	50	50
Total Temporary Cash Investments
(Cost $248)		248
Total Investments (100.0%)
(Cost $152,511)		171,240
Other Assets and Liabilities (0.0%)
Other Assets		917
Liabilities[3]		(951)
		(34)
Net Assets (100%)		171,206

S&P Mid-Cap 400 Growth Index Fund

At February 28, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	159,836
Undistributed Net Investment Income	148
Accumulated Net Realized Losses	(7,512)
Unrealized Appreciation (Depreciation)
Investment Securities	18,729
Futures Contracts	5
Net Assets	171,206

Institutional Shares—Net Assets
Applicable to 215,404 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	32,192
Net Asset Value Per Share—
Institutional Shares	$149.45

ETF Shares—Net Assets
Applicable to 1,850,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	139,014
Net Asset Value Per Share—
ETF Shares	$75.14

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $30,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $38,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $50,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Mid-Cap 400 Growth Index Fund

Statement of Operations

Six Months Ended
February 28, 2013
($000)
Investment Income
Income
Dividends	743
Total Income	743
Expenses
The Vanguard Group—Note B
Investment Advisory Services	7
Management and Administrative—Institutional Shares	4
Management and Administrative—ETF Shares	75
Marketing and Distribution—Institutional Shares	4
Marketing and Distribution—ETF Shares	12
Custodian Fees	7
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	7
Total Expenses	116
Net Investment Income	627
Realized Net Gain (Loss)
Investment Securities Sold	875
Futures Contracts	20
Realized Net Gain (Loss)	895
Change in Unrealized Appreciation (Depreciation)
Investment Securities	13,700
Futures Contracts	2
Change in Unrealized Appreciation (Depreciation)	13,702
Net Increase (Decrease) in Net Assets Resulting from Operations	15,224

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Mid-Cap 400 Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	627	565
Realized Net Gain (Loss)	895	(789)
Change in Unrealized Appreciation (Depreciation)	13,702	6,482
Net Increase (Decrease) in Net Assets Resulting from Operations	15,224	6,258
Distributions
Net Investment Income
Institutional Shares	(187)	(137)
ETF Shares	(708)	(166)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(895)	(303)
Capital Share Transactions
Institutional Shares	6,587	(1,788)
ETF Shares	36,286	56,830
Net Increase (Decrease) from Capital Share Transactions	42,873	55,042
Total Increase (Decrease)	57,202	60,997
Net Assets
Beginning of Period	114,004	53,007
End of Period[1]	171,206	114,004
1 Net Assets—End of Period includes undistributed net investment income of $148,000 and $416,000.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Mid-Cap 400 Growth Index Fund

Financial Highlights

Institutional Shares
	Six Months	Year	Mar. 28,
	Ended	Ended	2011[1] to
	February 28,	Aug. 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$134.20	$121.54	$130.08
Investment Operations
Net Investment Income	.683	.915	.304
Net Realized and Unrealized Gain (Loss) on Investments	15.623	12.506	(8.844)
Total from Investment Operations	16.306	13.421	(8.540)
Distributions
Dividends from Net Investment Income	(1.056)	(.761)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.056)	(.761)	—
Net Asset Value, End of Period	$149.45	$134.20	$121.54

Total Return	12.21%	11.12%	-6.57%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$32	$23	$22
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%[2]
Ratio of Net Investment Income to Average Net Assets	1.00%	0.88%	0.75%[2]
Portfolio Turnover Rate[3]	44%	26%	40%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Mid-Cap 400 Growth Index Fund

Financial Highlights

ETF Shares
	Six Months	Year	Sept. 7,
	Ended	Ended	2010[1] to
	February 28,	Aug. 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$67.47	$61.13	$50.04
Investment Operations
Net Investment Income	.309	.405	.280
Net Realized and Unrealized Gain (Loss) on Investments	7.849	6.266	10.910
Total from Investment Operations	8.158	6.671	11.190
Distributions
Dividends from Net Investment Income	(.488)	(.331)	(.100)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.488)	(.331)	(.100)
Net Asset Value, End of Period	$75.14	$67.47	$61.13

Total Return	12.15%	10.97%	22.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$139	$91	$31
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%[2]
Ratio of Net Investment Income to Average Net Assets	0.88%	0.76%	0.63%[2]
Portfolio Turnover Rate[3]	44%	26%	40%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Mid-Cap 400 Growth Index Fund

Notes to Financial Statements

Vanguard S&P Mid-Cap 400 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2013, the fund’s average investment in futures contracts represented less than 1% of net assets, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2012), and for the period ended February 28, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

S&P Mid-Cap 400 Growth Index Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2013, the fund had contributed capital of $20,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	170,992	—	—
Temporary Cash Investments	198	50	—
Futures Contracts—Liabilities[1]	—	—	—
Total	171,190	50	—
1 Represents variation margin on the last day of the reporting period.

S&P Mid-Cap 400 Growth Index Fund

D. At February 28, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P Mid-Cap 400 Index	March 2013	2	220	5

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2013, the fund realized $4,415,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2012, the fund had available capital losses totaling $3,988,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2013, the cost of investment securities for tax purposes was $152,511,000. Net unrealized appreciation of investment securities for tax purposes was $18,729,000, consisting of unrealized gains of $20,526,000 on securities that had risen in value since their purchase and $1,797,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended February 28, 2013, the fund purchased $114,390,000 of investment securities and sold $71,801,000 of investment securities, other than temporary cash investments. Purchases and sales include $63,209,000 and $25,455,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

S&P Mid-Cap 400 Growth Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 28, 2013		August 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	14,798	103	2,422	19
Issued in Lieu of Cash Distributions	187	1	137	1
Redeemed	(8,398)	(59)	(4,347)	(34)
Net Increase (Decrease) —Institutional Shares	6,587	45	(1,788)	(14)
ETF Shares
Issued	57,457	800	69,018	1,050
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(21,171)	(300)	(12,188)	(200)
Net Increase (Decrease)—ETF Shares	36,286	500	56,830	850

H. In preparing the financial statements as of February 28, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 28, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2012	2/28/2013	Period
Based on Actual Fund Return
S&P Mid-Cap 400 Index Fund
Institutional Shares	$1,000.00	$1,143.28	$0.43
ETF Shares	1,000.00	1,143.02	0.80
S&P Mid-Cap 400 Value Index Fund
Institutional Shares	$1,000.00	$1,165.89	$0.43
ETF Shares	1,000.00	1,165.17	1.07
S&P Mid-Cap 400 Growth Index Fund
Institutional Shares	$1,000.00	$1,122.07	$0.42
ETF Shares	1,000.00	1,121.45	1.05
Based on Hypothetical 5% Yearly Return
S&P Mid-Cap 400 Index Fund
Institutional Shares	$1,000.00	$1,024.40	$0.40
ETF Shares	1,000.00	1,024.05	0.75
S&P Mid-Cap 400 Value Index Fund
Institutional Shares	$1,000.00	$1,024.40	$0.40
ETF Shares	1,000.00	1,023.80	1.00
S&P Mid-Cap 400 Growth Index Fund
Institutional Shares	$1,000.00	$1,024.40	$0.40
ETF Shares	1,000.00	1,023.80	1.00

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the S&P Mid-Cap 400 Index Fund, 0.08% for Institutional Shares and 0.15% for ETF Shares; for the S&P Mid-Cap 400 Value Index Fund, 0.08% for Institutional Shares and 0.20% for ETF Shares; and for the S&P Mid-Cap 400 Growth Index Fund, 0.08% for Institutional Shares and 0.20% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U. S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm and Haas Co.	Inc. (industrial machinery); Chairman of the Board of
(chemicals); Director of Tyco International, Ltd.	Hillenbrand, Inc. (specialized consumer services);
(diversified manufacturing and services), Hewlett-	Director of SKF AB (industrial machinery), the Lumina
Packard Co. (electronic computer manufacturing),

Foundation for Education, and Oxfam America;	Executive Officers
Chairman of the Advisory Council for the College of
Arts and Letters and Member of the Advisory Board to	Glenn Booraem
the Kellogg Institute for International Studies at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Chris D. McIsaac
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Kathleen C. Gubanich	Michael S. Miller
Materials Handling, Inc. (forklift trucks); Director of	Paul A. Heller	James M. Norris
the National Association of Manufacturers; Chairman	Martha G. King	Glenn W. Reed
of the Board of University Hospitals of Cleveland;
Advisory Chairman of the Board of The Cleveland
Museum of Art.	Chairman Emeritus and Senior Advisor

John J. Brennan
Peter F. Volanakis	Chairman, 1996–2009
Born 1955. Trustee Since July 2009. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business	John C. Bogle
Administration at Dartmouth College; Advisor to the	Chairman and Chief Executive Officer, 1974–1996
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

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All comparative mutual fund data are from Lipper Inc. or	investing in such products.
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
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vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q18422 042013

Semiannual Report | February 28, 2013

Vanguard S&P 500 Value and Growth
Index Funds

Vanguard S&P 500 Value Index Fund Vanguard S&P 500 Growth Index Fund

> For the six months ended February 28, 2013, Vanguard S&P 500 Value Index Fund returned about 13%, and Vanguard S&P 500 Growth Index Fund returned about 5%.

> Both funds closely tracked the returns of their target indexes.

> Financial stocks were a major contributor to the Value Fund’s performance, but the information technology sector dampened the Growth Fund’s results.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
S&P 500 Value Index Fund.	7
S&P 500 Growth Index Fund.	19
About Your Fund’s Expenses.	31
Glossary.	33

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended February 28, 2013
Total
Returns
Vanguard S&P 500 Value Index Fund
ETF Shares
Market Price	13.06%
Net Asset Value	13.09
S&P 500 Value Index	13.16
Large-Cap Value Funds Average	11.18
Large-Cap Value Funds Average: Derived from data provided by Lipper Inc.
Vanguard S&P 500 Growth Index Fund
ETF Shares
Market Price	5.39%
Net Asset Value	5.33
S&P 500 Growth Index	5.41
Large-Cap Growth Funds Average	6.62

Large-Cap Growth Funds Average: Derived from data provided by Lipper Inc.

The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
August 31, 2012, Through February 28, 2013
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard S&P 500 Value Index Fund
ETF Shares	$61.42	$68.63	$0.770	$0.000
Vanguard S&P 500 Growth Index Fund
ETF Shares	$68.43	$71.38	$0.671	$0.000

1

Chairman’s Letter

Dear Shareholder,

The six months ended February 28, 2013, was an especially strong period for value stocks. The ETF Shares of Vanguard S&P Value Index Fund returned 13.09%, and those of the Vanguard S&P 500 Growth Index Fund returned 5.33%. The returns of both funds, which are based on the ETF Shares’ net asset values, closely tracked their benchmark indexes.

The Value Fund’s return was almost two percentage points above the average return of peer-group funds. The Growth Fund lagged its peers’ average return by about one percentage point. (Vanguard 500 Index Fund, which is a blend of the growth and value portfolios, is covered in a separate report.)

Stocks overcame concerns en route to substantial gains
Stocks worldwide surged over the six months ended February 28, though uncertainty both at home and abroad periodically stalked the markets. International equities eclipsed their U.S. counterparts as stocks from developed and emerging markets rallied amid optimism over central bankers’ policy moves.

Despite political and fiscal challenges, international stocks returned about 13%. Rising Japanese stocks helped drive the Pacific region’s solid returns as Japan’s newly elected prime minister, Shinzo Abe, advocated aggressive monetary easing to boost his nation’s economy and preempt deflation.

2

European stocks benefited from the European Central Bank’s commitment to preserve the euro, climbing about 13%. Debt-crisis concerns reignited in the period’s final week, though, when Italy’s national elections ended in a political impasse amid voters’ anti-austerity message.

U.S. markets rose nearly 10% as solid corporate earnings and the Federal Reserve’s stimulus program helped boost returns. But the impending enactment of extensive, automatic federal spending cuts (known as the sequester) stoked investors’ anxiety as the six-month period wound down.

Bonds finished flat as yields remained low
The broad U.S. taxable bond market barely squeezed out a gain for the half-year, advancing just 0.15%.

Bond returns were anemic as the yield of the benchmark 10-year U.S. Treasury note climbed during the period; it dropped back a bit in February to finish at about 1.88%, still low by historical standards. (Bond prices and yields move in opposite directions.) Investors, nervous over Italy’s unsettled election results in the period’s final week, were drawn to the perceived safety of Treasury securities.

Market Barometer

			Total Returns
		Periods Ended February 28, 2013
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	9.72%	13.62%	5.21%
Russell 2000 Index (Small-caps)	13.02	14.02	7.35
Russell 3000 Index (Broad U.S. market)	9.97	13.65	5.38
MSCI All Country World Index ex USA (International)	13.06	6.66	-0.87

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	0.15%	3.12%	5.52%
Barclays Municipal Bond Index (Broad tax-exempt market)	2.01	5.01	6.79
Citigroup Three-Month U.S. Treasury Bill Index	0.05	0.08	0.34

CPI
Consumer Price Index	0.78%	1.98%	1.86%

3

Although bonds can provide critical diversification benefits to a portfolio, their return prospects look much less promising than they have in recent years. As yields have tumbled, the opportunity for future bond price appreciation has greatly diminished.

Returns on money market funds and savings accounts remained minuscule as the Federal Reserve adhered to its four-year-old policy of keeping short-term interest rates between 0% and 0.25%.

Financials aided the value sector, while IT slowed growth stocks
Value and growth stocks regularly reverse roles as the leading investment style in a particular period. Over the most recent six months, value stocks took the lead, outpacing growth stocks by almost eight percentage points; in the previous half-year, growth stocks outperformed value. No one can know for certain in advance, though, which investment style will lead, which is why we typically suggest that investors diversify.

A key driver of the performance of the S&P 500 Value Index Fund during the most recent six months was the financial sector, which was responsible for more than one-third of the fund’s return. Financial institutions have been shoring up their balance sheets as they’ve emerged from the economic crisis. The sector has done well even as low interest rates have squeezed loan margins and as U.S. and European fiscal challenges have ratcheted up uncertainty.

Expense Ratios
Your Fund Compared With Its Peer Group
	ETF	Peer Group
	Shares	Average
S&P 500 Value Index Fund	0.15%	1.19%
S&P 500 Growth Index Fund	0.15	1.28

The fund expense ratios shown are from the prospectus dated December 28, 2012, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2013, the annualized expense ratios were: for the S&P 500 Value Index Fund, 0.15%; and for the S&P 500 Growth Index Fund, 0.15%. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2012.

Peer groups: For the S&P 500 Value Index Fund, Large-Cap Value Funds, and for the S&P 500 Growth Index Fund, Large-Cap Growth Funds.

4

Another one-third of the Value Fund’s return came from the industrial and consumer sectors, buoyed by a U.S. economy that has continued to recover, albeit at an uncomfortably slow pace. Various businesses in these sectors contributed strongly to results, ranging from machinery manufacturers and aerospace and defense firms to media companies (such as movie and cable firms), basic food retailers, and packaged-food companies. All other sectors also produced positive results.

In the S&P 500 Growth Index Fund, all but one sector—information technology, which constituted almost 28% of the index—produced gains. Lackluster results within IT centered on Apple, whose stock was down –33%. Although index fund investing aims to capture the returns of a broad market or market segment rather than the returns of specific stocks, a single stock can sometimes have an outsized effect. Apple accounted for almost one-third of the technology sector at the start of the period but dropped to about one-fifth at the end. Skittish investors worried that the company’s turbocharged growth momentum might slacken as it faced stiffer competition. Another concern involved arithmetic: As a well-known Wall Street saying puts it, “Trees can’t grow to the sky.”

Positive results from other sectors partly offset tech’s decline. The major contributors to the Growth Fund’s return were health care, especially pharmaceutical and biotech firms, and consumer discretionary businesses, such as media companies, internet and home improvement retailers, and restaurants.

In saving for your future, right now is always the right time
America Saves Week recently ended. It’s an annual event aimed at encouraging people to set aside more for the future. I know a week devoted to promoting saving isn’t going to generate a lot of popular excitement or headlines. But it is, without a doubt, a worthy cause.

My view is that you should save more than you think you’ll need, particularly for retirement. How much? The right answer is different for everyone. The Vanguard Center for Retirement Research advises that a good target range is between 12% and 15% of your take-home pay, including any match from a workplace retirement plan. If you can’t afford to save that much today, start where you can and increase your savings as your circumstances allow.

If you do take steps to increase your savings now—before another “America Saves Week” comes and goes—you’ll

5

thank yourself later. A Vanguard study titled Penny Saved, Penny Earned (available at vanguard.com/research) examined the different levers we use to achieve financial security. Our researchers found that retirement investors looking to improve the odds of reaching their goals are likely to do better by saving more over longer periods than by relying on the possibility of higher portfolio returns.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 20, 2013

6

S&P 500 Value Index Fund

Fund Profile
As of February 28, 2013

Portfolio Characteristics
			DJ U.S.
			Total
		S&P 500	Market
		Value	FA
	Fund	Index	Index
Number of Stocks	359	358	3,593
Median Market Cap	$45.8B	$45.8B	$38.3B
Price/Earnings Ratio	15.2x	15.2x	17.4x
Price/Book Ratio	1.7x	1.7x	2.2x
Return on Equity	14.4%	14.4%	16.7%
Earnings Growth Rate	2.9%	2.9%	9.3%
Dividend Yield	2.5%	2.5%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	31%	—	—
Ticker Symbol	VOOV	—	—
Expense Ratio[1]	0.15%	—	—
30-Day SEC Yield	2.39%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ U.S.
			Total
		S&P 500	Market
		Value	FA
	Fund	Index	Index
Consumer Discretionary	6.0%	6.0%	12.2%
Consumer Staples	10.2	10.2	9.5
Energy	15.7	15.7	10.3
Financials	22.8	22.8	17.2
Health Care	8.7	8.7	12.0
Industrials	13.1	13.1	11.2
Information Technology	8.4	8.4	17.6
Materials	3.6	3.6	3.9
Telecommunication
Services	4.6	4.6	2.6
Utilities	6.9	6.9	3.5

Ten Largest Holdings (% of total net assets)
General Electric Co.	Industrial
	Conglomerates	3.7%
Chevron Corp.	Integrated Oil & Gas	3.5
AT&T Inc.	Integrated
	Telecommunication
	Services	3.1
Exxon Mobil Corp.	Integrated Oil & Gas	2.8
Berkshire Hathaway Inc. Property & Casualty
Class B	Insurance	2.8
JPMorgan Chase & Co.	Diversified Financial
	Services	2.8
Wells Fargo & Co.	Diversified Banks	2.6
Citigroup Inc.	Diversified Financial
	Services	1.9
Wal-Mart Stores Inc.	Hypermarkets &
	Super Centers	1.8
Procter & Gamble Co.	Household Products	1.6
Top Ten		26.6%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratio shown is from the prospectus dated December 28, 2012, and represents estimated costs for the current fiscal year. For the six months ended February 28, 2013, the annualized expense ratio was 0.15%.

7

S&P 500 Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 7, 2010, Through February 28, 2013

Average Annual Total Returns: Periods Ended December 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
ETF Shares	9/7/2010
Market Price		17.60%	13.41%
Net Asset Value		17.57	13.38

See Financial Highlights for dividend and capital gains information.

8

S&P 500 Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (6.0%)
	Ford Motor Co.	47,461	598
	McDonald’s Corp.	5,999	575
	Target Corp.	8,102	510
	Walt Disney Co.	6,613	361
	Johnson Controls Inc.	8,512	268
	NIKE Inc. Class B	3,812	208
	Macy’s Inc.	4,925	202
	Carnival Corp.	5,555	199
	Viacom Inc. Class B	2,531	148
	Genuine Parts Co.	1,933	137
	Yum! Brands Inc.	1,971	129
	Kohl’s Corp.	2,637	122
	Staples Inc.	8,401	111
	Whirlpool Corp.	971	110
	Omnicom Group Inc.	1,512	87
*	Bed Bath & Beyond Inc.	1,425	81
	Darden Restaurants Inc.	1,601	74
	Harley-Davidson Inc.	1,128	59
	Hasbro Inc.	1,444	58
	Starwood Hotels & Resorts
	Worldwide Inc.	952	57
	Best Buy Co. Inc.	3,332	55
	International Game
	Technology	3,317	53
	Marriott International Inc.
	Class A	1,321	52
	Tiffany & Co.	758	51
*	Dollar General Corp.	1,084	50
	H&R Block Inc.	1,897	47
	Garmin Ltd.	1,361	47
	Abercrombie & Fitch Co.	992	46
*	CarMax Inc.	1,087	42
*	Chipotle Mexican Grill Inc.
	Class A	126	40
*	Goodyear Tire & Rubber Co.	3,066	40
	Interpublic Group of Cos. Inc.	3,078	39

			Market
			Value
		Shares	($000)
	Cablevision Systems Corp.
	Class A	2,698	38
	GameStop Corp. Class A	1,498	37
	Harman International
	Industries Inc.	849	36
	JC Penney Co. Inc.	1,761	31
	Gannett Co. Inc.	1,532	31
	Expedia Inc.	379	24
	Washington Post Co.
	Class B	56	22
*	Apollo Group Inc. Class A	1,237	21
*	AutoNation Inc.	264	12
			4,908
Consumer Staples (10.2%)
	Wal-Mart Stores Inc.	20,821	1,474
	Procter & Gamble Co.	17,359	1,322
	CVS Caremark Corp.	15,519	793
	Mondelez International Inc.
	Class A	22,122	612
	Walgreen Co.	10,694	438
	Altria Group Inc.	10,841	364
	Kraft Foods Group Inc.	7,379	358
	Costco Wholesale Corp.	3,066	311
	Archer-Daniels-Midland Co.	8,198	261
	Colgate-Palmolive Co.	2,103	241
	Sysco Corp.	7,319	235
	General Mills Inc.	4,413	204
	Kimberly-Clark Corp.	2,044	193
	Kroger Co.	6,387	187
	ConAgra Foods Inc.	5,069	173
	HJ Heinz Co.	1,919	139
	Beam Inc.	1,983	121
	Avon Products Inc.	5,373	105
	Reynolds American Inc.	2,136	93
	Mead Johnson Nutrition Co.	1,186	89
	Kellogg Co.	1,445	87
	Molson Coors Brewing Co.
	Class B	1,938	86
	Tyson Foods Inc. Class A	3,571	81

9

S&P 500 Value Index Fund

			Market
			Value
		Shares	($000)
	Estee Lauder Cos. Inc.
	Class A	1,165	75
	Safeway Inc.	2,986	71
	Hormel Foods Corp.	1,671	62
	JM Smucker Co.	649	62
	Clorox Co.	732	61
	Coca-Cola Enterprises Inc.	1,349	48
	Campbell Soup Co.	1,075	44
*	Dean Foods Co.	2,289	38
			8,428
Energy (15.7%)
	Chevron Corp.	24,364	2,854
	Exxon Mobil Corp.	26,108	2,338
	ConocoPhillips	15,111	876
	Occidental Petroleum Corp.	10,086	830
	Schlumberger Ltd.	6,445	502
	Phillips 66	7,791	490
	Apache Corp.	4,873	362
	National Oilwell Varco Inc.	5,310	362
	Valero Energy Corp.	6,886	314
	Marathon Oil Corp.	8,788	294
	Kinder Morgan Inc.	7,873	292
	Halliburton Co.	6,585	273
	Devon Energy Corp.	4,689	254
	Hess Corp.	3,701	246
	Baker Hughes Inc.	5,474	245
	Anadarko Petroleum Corp.	3,050	243
	Spectra Energy Corp.	8,289	241
	Marathon Petroleum Corp.	2,278	189
	Ensco plc Class A	2,889	174
	Williams Cos. Inc.	4,276	148
	Murphy Oil Corp.	2,297	140
	Chesapeake Energy Corp.	6,458	130
	Noble Corp.	3,152	113
*	Cameron International Corp.	1,626	104
	CONSOL Energy Inc.	2,832	91
	Helmerich & Payne Inc.	1,317	87
*	FMC Technologies Inc.	1,597	83
	Peabody Energy Corp.	3,337	72
*	Southwestern Energy Co.	2,089	72
	QEP Resources Inc.	2,217	67
	Cabot Oil & Gas Corp.	1,046	65
	Range Resources Corp.	831	64
	EQT Corp.	1,008	64
*	Nabors Industries Ltd.	3,618	61
	Diamond Offshore Drilling
	Inc.	867	60
*	Rowan Cos. plc Class A	1,548	54
*	Newfield Exploration Co.	1,689	39
*	WPX Energy Inc.	2,462	35
			12,928
Financials (22.8%)
*	Berkshire Hathaway Inc.
	Class B	22,706	2,320

			Market
			Value
		Shares	($000)
	JPMorgan Chase & Co.	47,320	2,315
	Wells Fargo & Co.	60,943	2,138
	Citigroup Inc.	36,505	1,532
	Goldman Sachs Group Inc.	5,499	824
*	American International
	Group Inc.	18,378	699
	MetLife Inc.	13,582	481
	PNC Financial Services
	Group Inc.	6,584	411
	Morgan Stanley	17,204	388
	Travelers Cos. Inc.	4,751	382
	Capital One Financial Corp.	7,242	370
	ACE Ltd.	4,232	361
	State Street Corp.	5,782	327
	Aflac Inc.	5,833	291
	Allstate Corp.	5,998	276
	Chubb Corp.	3,261	274
	BB&T Corp.	8,710	264
	CME Group Inc.	3,819	228
	Simon Property Group Inc.	1,423	226
	Prologis Inc.	5,740	224
	Charles Schwab Corp.	13,655	222
	Bank of New York
	Mellon Corp.	7,135	194
	SunTrust Banks Inc.	6,716	185
	Fifth Third Bancorp	11,156	177
	Prudential Financial Inc.	3,115	173
	Progressive Corp.	6,919	169
	Loews Corp.	3,868	167
	Host Hotels & Resorts Inc.	9,015	150
	BlackRock Inc.	624	150
	Northern Trust Corp.	2,716	144
	Hartford Financial Services
	Group Inc.	5,436	128
	Public Storage	827	125
	Marsh & McLennan
	Cos. Inc.	3,325	123
	HCP Inc.	2,481	121
	NYSE Euronext	3,019	113
	Principal Financial
	Group Inc.	3,428	108
	XL Group plc Class A	3,732	107
	Equity Residential	1,886	104
	Lincoln National Corp.	3,417	101
	Leucadia National Corp.	3,650	98
	Aon plc	1,506	92
	Boston Properties Inc.	863	90
	Ventas Inc.	1,212	86
	AvalonBay Communities Inc.	682	85
	Vornado Realty Trust	1,054	85
	Unum Group	3,423	84
	Cincinnati Financial Corp.	1,822	82
	Weyerhaeuser Co.	2,494	73
	Regions Financial Corp.	9,149	70
	Torchmark Corp.	1,181	66

10

S&P 500 Value Index Fund

			Market
			Value
		Shares	($000)
	People’s United Financial Inc.	4,335	57
	McGraw-Hill Cos. Inc.	1,210	56
	KeyCorp	5,704	54
	M&T Bank Corp.	514	52
*	Genworth Financial Inc.
	Class A	6,131	52
	Kimco Realty Corp.	2,390	52
	Invesco Ltd.	1,937	52
	Hudson City Bancorp Inc.	5,932	51
*	IntercontinentalExchange Inc.	325	50
	NASDAQ OMX Group Inc.	1,464	46
	Plum Creek Timber Co. Inc.	948	46
	Comerica Inc.	1,308	45
	Legg Mason Inc.	1,449	41
	Assurant Inc.	973	41
*	CBRE Group Inc. Class A	1,510	36
*	E*TRADE Financial Corp.	3,180	34
	Apartment Investment &
	Management Co. Class A	844	25
	First Horizon National Corp.	1,556	17
	Jefferies Group Inc.	145	3
			18,813
Health Care (8.7%)
	Johnson & Johnson	16,214	1,234
	Pfizer Inc.	37,577	1,029
	UnitedHealth Group Inc.	12,716	680
	Bristol-Myers Squibb Co.	9,046	334
	McKesson Corp.	2,939	312
	Medtronic Inc.	6,421	289
*	Express Scripts Holding Co.	4,675	266
	Abbott Laboratories	7,281	246
	WellPoint Inc.	3,782	235
	Cigna Corp.	3,562	208
	Aetna Inc.	4,160	196
	Cardinal Health Inc.	4,225	195
	St. Jude Medical Inc.	3,833	157
	Allergan Inc.	1,379	150
	Covidien plc	2,179	139
	AmerisourceBergen Corp.
	Class A	2,933	138
	Humana Inc.	1,972	135
	Quest Diagnostics Inc.	1,982	111
	Becton Dickinson and Co.	1,224	108
*	Forest Laboratories Inc.	2,907	107
	Thermo Fisher Scientific Inc.	1,433	106
	Stryker Corp.	1,652	106
*	Laboratory Corp. of America
	Holdings	1,176	104
*	CareFusion Corp.	2,760	90
	Coventry Health Care Inc.	1,673	76
*	Boston Scientific Corp.	9,741	72
*	Hospira Inc.	2,057	61
*	Tenet Healthcare Corp.	1,328	52
	Zimmer Holdings Inc.	629	47
*	Waters Corp.	421	39

			Market
			Value
		Shares	($000)
	Patterson Cos. Inc.	1,047	38
	CR Bard Inc.	346	34
*	Varian Medical Systems Inc.	459	32
	DENTSPLY International Inc.	685	28
			7,154
Industrials (13.1%)
	General Electric Co.	130,534	3,031
	United Technologies Corp.	10,497	951
	Caterpillar Inc.	8,141	752
	FedEx Corp.	3,638	384
	United Parcel Service Inc.
	Class B	4,362	361
	Honeywell International Inc.	5,074	356
	3M Co.	3,405	354
	CSX Corp.	12,832	294
	Norfolk Southern Corp.	3,935	288
	Emerson Electric Co.	4,958	281
	General Dynamics Corp.	4,132	281
	Raytheon Co.	4,101	224
	Waste Management Inc.	5,433	203
	Northrop Grumman Corp.	3,051	200
	Tyco International Ltd.	5,791	185
	Eaton Corp. plc	2,928	181
	Danaher Corp.	2,895	178
	Parker Hannifin Corp.	1,856	175
	Stanley Black & Decker Inc.	2,100	165
	Lockheed Martin Corp.	1,838	162
	Precision Castparts Corp.	797	149
	Deere & Co.	1,562	137
	Fluor Corp.	2,075	128
	Republic Services Inc.
	Class A	3,714	117
	Textron Inc.	3,503	101
	L-3 Communications
	Holdings Inc.	1,170	89
	Joy Global Inc.	1,317	83
*	Jacobs Engineering
	Group Inc.	1,618	79
	Ingersoll-Rand plc	1,464	77
	Dover Corp.	982	72
	Pentair Ltd.	1,256	67
	WW Grainger Inc.	275	62
	CH Robinson Worldwide Inc.	986	56
	ADT Corp.	1,159	56
	Rockwell Automation Inc.	608	55
	Rockwell Collins Inc.	911	55
	Expeditors International of
	Washington Inc.	1,381	54
	Avery Dennison Corp.	1,243	51
	Pall Corp.	646	44
	Flowserve Corp.	230	37
	Ryder System Inc.	639	36
	Iron Mountain Inc.	1,024	35
	Xylem Inc.	1,240	34
	Pitney Bowes Inc.	2,481	33

11

S&P 500 Value Index Fund

			Market
			Value
		Shares	($000)
	Robert Half International Inc.	677	24
	Dun & Bradstreet Corp.	265	21
			10,758
Information Technology (8.4%)
	International Business
	Machines Corp.	6,347	1,275
	Microsoft Corp.	42,432	1,180
	Cisco Systems Inc.	35,028	730
	Hewlett-Packard Co.	24,475	493
	Dell Inc.	18,166	253
	Corning Inc.	18,402	232
	Motorola Solutions Inc.	3,495	217
	Accenture plc Class A	2,785	207
	Texas Instruments Inc.	5,433	187
	Automatic Data
	Processing Inc.	2,537	156
*	SanDisk Corp.	3,011	152
*	Juniper Networks Inc.	6,422	133
	Western Digital Corp.	2,730	129
	Xerox Corp.	15,740	128
	TE Connectivity Ltd.	2,897	116
	Western Union Co.	7,407	104
	CA Inc.	4,164	102
	NVIDIA Corp.	7,762	98
*	Symantec Corp.	3,370	79
*	Citrix Systems Inc.	978	69
*	Electronic Arts Inc.	3,800	67
	Altera Corp.	1,837	65
*	Micron Technology Inc.	7,230	61
	Paychex Inc.	1,734	57
	Analog Devices Inc.	1,239	56
*	NetApp Inc.	1,653	56
	FLIR Systems Inc.	1,874	49
	Xilinx Inc.	1,239	46
	Jabil Circuit Inc.	2,340	44
	SAIC Inc.	3,551	42
	Linear Technology Corp.	956	36
*	Autodesk Inc.	972	36
	Computer Sciences Corp.	730	35
*	Lam Research Corp.	826	35
	Fidelity National Information
	Services Inc.	924	35
	Microchip Technology Inc.	889	32
	Harris Corp.	641	31
	Total System Services Inc.	1,031	24
*	BMC Software Inc.	603	24
	Molex Inc.	818	23
*	First Solar Inc.	742	19
*	Advanced Micro Devices Inc.	7,477	19
			6,932
Materials (3.6%)
	Dow Chemical Co.	14,931	474
	Freeport-McMoRan Copper
	& Gold Inc.	11,818	377

			Market
			Value
		Shares	($000)
	EI du Pont de Nemours & Co.	5,920	283
	LyondellBasell Industries
	NV Class A	4,726	277
	Newmont Mining Corp.	6,181	249
	International Paper Co.	5,468	241
	Air Products &
	Chemicals Inc.	2,652	229
	Praxair Inc.	1,590	180
	Alcoa Inc.	13,300	113
	Nucor Corp.	2,051	92
	MeadWestvaco Corp.	2,174	78
*	Owens-Illinois Inc.	2,052	52
	Sigma-Aldrich Corp.	632	49
	Cliffs Natural Resources Inc.	1,884	48
	Allegheny Technologies Inc.	1,340	41
	Airgas Inc.	375	38
	United States Steel Corp.	1,783	37
	International Flavors &
	Fragrances Inc.	413	30
	Bemis Co. Inc.	740	28
	Sealed Air Corp.	1,224	27
	Vulcan Materials Co.	511	26
			2,969
Telecommunication Services (4.6%)
	AT&T Inc.	70,705	2,539
	Verizon Communications Inc.	18,829	876
	CenturyLink Inc.	7,765	269
	Windstream Corp.	7,327	63
	Frontier Communications
	Corp.	12,443	51
*	MetroPCS
	Communications Inc.	1,917	19
			3,817
Utilities (6.9%)
	Duke Energy Corp.	8,767	607
	Southern Co.	10,881	490
	Dominion Resources Inc.	7,156	401
	NextEra Energy Inc.	5,270	379
	Exelon Corp.	10,640	330
	American Electric Power
	Co. Inc.	6,041	283
	PG&E Corp.	5,353	228
	PPL Corp.	7,247	223
	Consolidated Edison Inc.	3,649	215
	FirstEnergy Corp.	5,210	206
	Public Service Enterprise
	Group Inc.	6,304	205
	Edison International	4,060	195
	Xcel Energy Inc.	6,062	174
	Northeast Utilities	3,905	162
	DTE Energy Co.	2,143	143
	Entergy Corp.	2,212	138
	Wisconsin Energy Corp.	2,869	118
	ONEOK Inc.	2,552	115

12

S&P 500 Value Index Fund

		Market
		Value
	Shares	($000)
CenterPoint Energy Inc.	5,331	114
Sempra Energy	1,397	109
NiSource Inc.	3,847	107
Ameren Corp.	3,013	102
NRG Energy Inc.	4,005	96
AES Corp.	7,675	89
CMS Energy Corp.	3,280	87
SCANA Corp.	1,638	80
Pinnacle West Capital Corp.	1,366	76
AGL Resources Inc.	1,468	59
Pepco Holdings Inc.	2,862	58
Integrys Energy Group Inc.	971	55
TECO Energy Inc.	2,544	44
		5,688
Total Investments (100.0%)
(Cost $73,402)		82,395
Other Assets and Liabilities (0.0%)
Other Assets		264
Liabilities		(298)
		(34)
ETF Shares–Net Assets (100%)
Applicable to 1,200,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		82,361
Net Asset Value Per Share–
ETF Shares		$68.63

At February 28, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	75,172
Undistributed Net Investment Income	402
Accumulated Net Realized Losses	(2,206)
Unrealized Appreciation (Depreciation)	8,993
Net Assets	82,361

See Note A in Notes to Financial Statements.
* Non-income-producing security.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

13

S&P 500 Value Index Fund

Statement of Operations

Six Months Ended
February 28, 2013
($000)
Investment Income
Income
Dividends	931
Total Income	931
Expenses
The Vanguard Group—Note B
Management and Administrative	36
Custodian Fees	12
Shareholders’ Reports	1
Total Expenses	49
Net Investment Income	882
Realized Net Gain (Loss) on Investment Securities Sold	3,188
Change in Unrealized Appreciation (Depreciation) of Investment Securities	3,971
Net Increase (Decrease) in Net Assets Resulting from Operations	8,041

See accompanying Notes, which are an integral part of the Financial Statements.

14

S&P 500 Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	882	912
Realized Net Gain (Loss)	3,188	(109)
Change in Unrealized Appreciation (Depreciation)	3,971	5,020
Net Increase (Decrease) in Net Assets Resulting from Operations	8,041	5,823
Distributions
Net Investment Income	(737)	(758)
Realized Capital Gain	—	—
Total Distributions	(737)	(758)
Capital Share Transactions
Issued	38,907	28,417
Issued in Lieu of Cash Distributions	—	—
Redeemed	(16,060)	(8,067)
Net Increase (Decrease) from Capital Share Transactions	22,847	20,350
Total Increase (Decrease)	30,151	25,415
Net Assets
Beginning of Period	52,210	26,795
End of Period[1]	82,361	52,210
1 Net Assets—End of Period includes undistributed net investment income of $402,000 and $257,000.

See accompanying Notes, which are an integral part of the Financial Statements.

15

S&P 500 Value Index Fund

Financial Highlights

ETF Shares
	Six Months	Year	Sept. 7,
	Ended	Ended	2010[1] to
	February 28,	Aug. 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$61.42	$53.59	$49.93
Investment Operations
Net Investment Income	.803	1.329	1.051
Net Realized and Unrealized Gain (Loss) on Investments	7.177	7.734	3.454
Total from Investment Operations	7.980	9.063	4.505
Distributions
Dividends from Net Investment Income	(.770)	(1.233)	(.845)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.770)	(1.233)	(.845)
Net Asset Value, End of Period	$68.63	$61.42	$53.59

Total Return	13.09%	17.16%	8.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$82	$52	$27
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	2.73%	2.43%	2.25%[2]
Portfolio Turnover Rate[3]	31%	20%	23%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

16

S&P 500 Value Index Fund

Notes to Financial Statements

Vanguard S&P 500 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. The fund has not issued any Institutional Shares as of February 28, 2013. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2012), and for the period ended February 28, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2013, the fund had contributed capital of $10,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2013, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

17

S&P 500 Value Index Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2013, the fund realized $3,956,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2012, the fund had available capital losses totaling $1,438,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2013, the cost of investment securities for tax purposes was $73,402,000. Net unrealized appreciation of investment securities for tax purposes was $8,993,000, consisting of unrealized gains of $9,457,000 on securities that had risen in value since their purchase and $464,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 28, 2013, the fund purchased $57,073,000 of investment securities and sold $34,017,000 of investment securities, other than temporary cash investments. Purchases and sales include $38,901,000 and $15,603,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	February 28, 2013	August 31, 2012
	Shares	Shares
	(000)	(000)
ETF Shares
Issued	600	500
Issued in Lieu of Cash Distributions	—	—
Redeemed	(250)	(150)
Net Increase (Decrease) in Shares Outstanding	350	350

G. In preparing the financial statements as of February 28, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

18

S&P 500 Growth Index Fund

Fund Profile
As of February 28, 2013

Portfolio Characteristics
			DJ U.S.
			Total
		S&P 500	Market
		Growth	FA
	Fund	Index	Index
Number of Stocks	292	292	3,593
Median Market Cap	$68.3B	$68.3B	$38.3B
Price/Earnings Ratio	17.8x	17.8x	17.4x
Price/Book Ratio	3.2x	3.2x	2.2x
Return on Equity	21.8%	21.8%	16.7%
Earnings Growth Rate	15.2%	15.2%	9.3%
Dividend Yield	1.9%	1.9%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	28%	—	—
Ticker Symbol	VOOG	—	—
Expense Ratio[1]	0.15%	—	—
30-Day SEC Yield	1.75%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ U.S.
			Total
		S&P 500	Market
		Growth	FA
	Fund	Index	Index
Consumer Discretionary 16.8%		16.8%	12.2%
Consumer Staples	11.5	11.5	9.5
Energy	6.8	6.8	10.3
Financials	9.1	9.1	17.2
Health Care	15.7	15.7	12.0
Industrials	7.6	7.6	11.2
Information Technology	27.6	27.6	17.6
Materials	3.3	3.3	3.9
Telecommunication
Services	1.5	1.5	2.6
Utilities	0.1	0.1	3.5

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	6.0%
Exxon Mobil Corp.	Integrated Oil & Gas	3.2
Google Inc. Class A	Internet Software &
	Services	3.1
Philip Morris
International Inc.	Tobacco	2.2
Coca-Cola Co.	Soft Drinks	2.2
Merck & Co. Inc.	Pharmaceuticals	1.9
Oracle Corp.	Systems Software	1.9
Bank of America Corp.	Diversified Financial
	Services	1.7
Pfizer Inc.	Pharmaceuticals	1.7
PepsiCo Inc.	Soft Drinks	1.7
Top Ten		25.6%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratio shown is from the prospectus dated December 28, 2012, and represents estimated costs for the current fiscal year. For the six months ended February 28, 2013, the annualized expense ratio was 0.15%.

19

S&P 500 Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 7, 2010, Through February 28, 2013

Average Annual Total Returns: Periods Ended December 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
ETF Shares	9/7/2010
Market Price		14.39%	15.66%
Net Asset Value		14.44	15.66

See Financial Highlights for dividend and capital gains information.

20

S&P 500 Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (16.7%)
	Comcast Corp. Class A	45,189	1,798
	Home Depot Inc.	25,426	1,742
*	Amazon.com Inc.	6,162	1,628
	Walt Disney Co.	21,095	1,152
	News Corp. Class A	34,289	988
	Time Warner Inc.	16,102	856
	McDonald’s Corp.	8,878	851
	Lowe’s Cos. Inc.	19,126	730
	Starbucks Corp.	12,645	693
*	priceline.com Inc.	848	583
	TJX Cos. Inc.	12,401	558
*	DIRECTV	10,273	495
	Time Warner Cable Inc.	5,131	443
	CBS Corp. Class B	10,048	436
	NIKE Inc. Class B	7,197	392
	Yum! Brands Inc.	4,999	327
*	Discovery Communications
	Inc. Class A	4,066	298
	Viacom Inc. Class B	4,397	257
	VF Corp.	1,500	242
*	AutoZone Inc.	627	238
	Mattel Inc.	5,832	238
	Coach Inc.	4,831	233
	Ross Stores Inc.	3,779	219
*	Delphi Automotive plc	5,023	210
*	O’Reilly Automotive Inc.	1,952	199
	Limited Brands Inc.	4,065	185
	Ralph Lauren Corp. Class A	1,044	181
*	Netflix Inc.	945	178
*	Dollar Tree Inc.	3,860	174
	Gap Inc.	5,051	166
	PVH Corp.	1,328	162
	Wynn Resorts Ltd.	1,353	158
*	BorgWarner Inc.	1,994	148
	Wyndham Worldwide Corp.	2,389	144
	Nordstrom Inc.	2,589	140
	Omnicom Group Inc.	2,430	140
*	Dollar General Corp.	2,997	139

			Market
			Value
		Shares	($000)
	Starwood Hotels & Resorts
	Worldwide Inc.	2,037	123
	Harley-Davidson Inc.	2,309	122
	PetSmart Inc.	1,830	119
*	Chipotle Mexican Grill Inc.
	Class A	364	115
	Newell Rubbermaid Inc.	4,889	114
*	PulteGroup Inc.	5,780	111
*	Bed Bath & Beyond Inc.	1,952	111
	Lennar Corp. Class A	2,793	108
	DR Horton Inc.	4,748	106
*	Fossil Inc.	918	94
	Marriott International Inc.
	Class A	2,385	94
	Family Dollar Stores Inc.	1,627	94
	Scripps Networks Interactive
	Inc. Class A	1,478	93
*	CarMax Inc.	2,412	93
*	TripAdvisor Inc.	1,864	85
*	Urban Outfitters Inc.	1,860	75
	Leggett & Platt Inc.	2,403	74
	Expedia Inc.	1,059	68
	Tiffany & Co.	992	67
	H&R Block Inc.	2,030	50
	Interpublic Group of
	Cos. Inc.	3,155	40
	Gannett Co. Inc.	1,797	36
*	AutoNation Inc.	298	13
			19,726
Consumer Staples (11.5%)
	Philip Morris
	International Inc.	28,409	2,607
	Coca-Cola Co.	65,595	2,540
	PepsiCo Inc.	26,305	1,993
	Procter & Gamble Co.	22,784	1,736
	Altria Group Inc.	19,630	659
	Colgate-Palmolive Co.	4,682	536
	Kimberly-Clark Corp.	3,858	364
	Costco Wholesale Corp.	3,161	320
	Lorillard Inc.	6,611	255
	Whole Foods Market Inc.	2,932	251

21

S&P 500 Growth Index Fund

			Market
			Value
		Shares	($000)
	General Mills Inc.	4,934	228
	Hershey Co.	2,547	212
	HJ Heinz Co.	2,835	205
	Brown-Forman Corp.
	Class B	2,575	169
	Estee Lauder Cos. Inc.
	Class A	2,488	159
	Dr Pepper Snapple
	Group Inc.	3,547	155
	McCormick & Co. Inc.	2,256	152
	Mead Johnson Nutrition Co.	1,832	137
	Kellogg Co.	2,233	135
*	Monster Beverage Corp.	2,540	128
*	Constellation Brands Inc.
	Class A	2,575	114
	Reynolds American Inc.	2,590	113
	Clorox Co.	1,220	103
	Coca-Cola Enterprises Inc.	2,752	98
	JM Smucker Co.	958	91
	Campbell Soup Co.	1,584	65
			13,525
Energy (6.8%)
	Exxon Mobil Corp.	41,869	3,749
	Schlumberger Ltd.	13,771	1,072
	EOG Resources Inc.	4,606	579
	Anadarko Petroleum Corp.	4,332	345
	Noble Energy Inc.	3,024	335
	Pioneer Natural
	Resources Co.	2,251	283
	Halliburton Co.	6,783	282
	Marathon Petroleum Corp.	2,652	220
	Williams Cos. Inc.	5,622	195
	Tesoro Corp.	2,387	134
	Cabot Oil & Gas Corp.	2,140	133
*	Cameron International Corp.	1,972	126
	Range Resources Corp.	1,633	125
*	Denbury Resources Inc.	6,581	119
*	Southwestern Energy Co.	3,090	106
*	FMC Technologies Inc.	1,858	96
	EQT Corp.	1,168	74
			7,973
Financials (9.1%)
	Bank of America Corp.	183,291	2,058
	US Bancorp	31,977	1,087
	American Express Co.	16,556	1,029
	Simon Property Group Inc.	3,314	526
	American Tower Corporation	6,723	522
	Franklin Resources Inc.	2,345	331
	Discover Financial Services	8,580	331
	T. Rowe Price Group Inc.	4,332	308
	BlackRock Inc.	1,279	307
	Health Care REIT Inc.	4,414	283
	Bank of New York
	Mellon Corp.	10,130	275
	Ameriprise Financial Inc.	3,497	240
	Ventas Inc.	3,372	239

			Market
			Value
		Shares	($000)
	HCP Inc.	4,311	211
	Aon plc	3,357	205
	Prudential Financial Inc.	3,626	202
	Public Storage	1,326	201
	Marsh & McLennan Cos. Inc.	4,719	175
	Weyerhaeuser Co.	5,799	171
	Equity Residential	2,898	160
	Moody’s Corp.	3,295	158
	SLM Corp.	7,873	149
	Boston Properties Inc.	1,388	144
	McGraw-Hill Cos. Inc.	3,077	143
	M&T Bank Corp.	1,366	139
	Invesco Ltd.	4,917	132
	AvalonBay Communities Inc.	1,013	126
*	IntercontinentalExchange Inc.	792	123
	Vornado Realty Trust	1,443	116
	Huntington Bancshares Inc.	14,545	102
	Regions Financial Corp.	11,532	88
	Kimco Realty Corp.	3,672	80
	KeyCorp	8,097	76
	Zions Bancorporation	3,132	76
*	CBRE Group Inc. Class A	3,077	74
	Plum Creek Timber Co. Inc.	1,450	70
	Comerica Inc.	1,456	50
	Apartment Investment &
	Management Co. Class A	1,313	39
	First Horizon National Corp.	2,058	22
			10,768
Health Care (15.7%)
	Merck & Co. Inc.	51,699	2,209
	Pfizer Inc.	73,872	2,022
	Johnson & Johnson	24,977	1,901
	Amgen Inc.	13,049	1,193
*	Gilead Sciences Inc.	25,769	1,101
	AbbVie Inc.	26,880	992
	Eli Lilly & Co.	17,366	949
*	Celgene Corp.	7,193	742
*	Biogen Idec Inc.	4,023	669
	Baxter International Inc.	9,342	632
	Bristol-Myers Squibb Co.	15,720	581
	Abbott Laboratories	16,934	572
*	Express Scripts Holding Co.	7,496	427
	Medtronic Inc.	8,426	379
	Allergan Inc.	3,347	363
*	Intuitive Surgical Inc.	676	345
	Covidien plc	5,070	322
	Thermo Fisher Scientific Inc.	4,170	308
*	Alexion Pharmaceuticals Inc.	3,302	286
	Agilent Technologies Inc.	5,924	246
*	Cerner Corp.	2,483	217
*	Mylan Inc.	6,923	205
*	Actavis Inc.	2,176	185
*	DaVita HealthCare
	Partners Inc.	1,428	171
*	Life Technologies Corp.	2,925	170
	Perrigo Co.	1,499	170

22

S&P 500 Growth Index Fund

			Market
			Value
		Shares	($000)
	Stryker Corp.	2,651	169
*	Edwards Lifesciences Corp.	1,966	169
	Zimmer Holdings Inc.	2,098	157
	Becton Dickinson and Co.	1,678	148
*	Varian Medical Systems Inc.	1,226	87
*	Waters Corp.	900	83
	CR Bard Inc.	832	82
*	Boston Scientific Corp.	10,037	74
	PerkinElmer Inc.	1,951	67
	DENTSPLY International Inc.	1,473	61
			18,454
Industrials (7.6%)
	Union Pacific Corp.	7,999	1,097
	Boeing Co.	11,541	887
	3M Co.	6,170	642
	United Parcel Service Inc.
	Class B	6,205	513
	Honeywell International Inc.	6,394	448
	Illinois Tool Works Inc.	7,250	446
	Deere & Co.	4,528	398
	Danaher Corp.	5,935	366
	Cummins Inc.	3,004	348
	Emerson Electric Co.	5,539	314
	PACCAR Inc.	6,000	285
	Precision Castparts Corp.	1,385	258
	Eaton Corp. plc	3,847	238
	Fastenal Co.	4,582	236
	Roper Industries Inc.	1,676	209
	Lockheed Martin Corp.	2,058	181
	Southwest Airlines Co.	12,572	147
	Ingersoll-Rand plc	2,766	146
	WW Grainger Inc.	640	145
*	Stericycle Inc.	1,462	140
	Rockwell Automation Inc.	1,543	139
	Dover Corp.	1,705	125
	Masco Corp.	6,072	117
	ADT Corp.	2,372	114
	Equifax Inc.	2,035	112
*	Quanta Services Inc.	3,625	103
	Pentair Ltd.	1,862	99
	Flowserve Corp.	534	86
	CH Robinson Worldwide Inc.	1,396	80
	Snap-on Inc.	990	79
	Cintas Corp.	1,806	79
	Rockwell Collins Inc.	1,145	69
	Pall Corp.	999	68
	Expeditors International
	of Washington Inc.	1,671	65
	Robert Half International Inc.	1,459	52
	Iron Mountain Inc.	1,446	50
	Xylem Inc.	1,453	40
	Dun & Bradstreet Corp.	394	32
			8,953
Information Technology (27.6%)
	Apple Inc.	15,997	7,061
*	Google Inc. Class A	4,526	3,626

			Market
			Value
		Shares	($000)
	Oracle Corp.	63,922	2,190
	Microsoft Corp.	70,849	1,970
	QUALCOMM Inc.	28,978	1,902
	International Business
	Machines Corp.	9,392	1,886
	Intel Corp.	84,621	1,764
	Visa Inc. Class A	8,865	1,406
*	eBay Inc.	19,804	1,083
	Mastercard Inc. Class A	1,817	941
	Cisco Systems Inc.	42,435	885
*	EMC Corp.	35,825	824
	Accenture plc Class A	7,058	525
	Texas Instruments Inc.	11,625	400
*	Cognizant Technology
	Solutions Corp. Class A	5,104	392
*	Yahoo! Inc.	17,694	377
*	Salesforce.com Inc.	2,221	376
*	Adobe Systems Inc.	8,415	331
	Intuit Inc.	4,730	305
	Broadcom Corp. Class A	8,821	301
	Automatic Data
	Processing Inc.	4,785	294
	Applied Materials Inc.	20,358	279
	Amphenol Corp. Class A	2,726	193
*	Fiserv Inc.	2,274	187
	Seagate Technology plc	5,712	184
*	Symantec Corp.	7,210	169
*	Teradata Corp.	2,879	167
*	Red Hat Inc.	3,286	167
	KLA-Tencor Corp.	2,837	155
	Analog Devices Inc.	3,431	155
*	Citrix Systems Inc.	1,845	131
*	NetApp Inc.	3,844	130
	TE Connectivity Ltd.	3,239	130
*	F5 Networks Inc.	1,343	127
*	VeriSign Inc.	2,640	121
*	Akamai Technologies Inc.	3,023	112
	Fidelity National Information
	Services Inc.	2,967	112
	Altera Corp.	2,942	104
	Paychex Inc.	3,138	104
	Xilinx Inc.	2,749	102
	Linear Technology Corp.	2,636	101
*	Autodesk Inc.	2,483	91
	Computer Sciences Corp.	1,639	79
	Microchip Technology Inc.	2,083	76
*	Lam Research Corp.	1,630	69
*	LSI Corp.	9,408	65
*	Micron Technology Inc.	7,440	62
*	BMC Software Inc.	1,408	56
*	JDS Uniphase Corp.	3,980	56
*	Teradyne Inc.	3,195	53
	Harris Corp.	1,062	51
	Molex Inc.	1,222	34
	Total System Services Inc.	1,313	31
			32,492

23

S&P 500 Growth Index Fund

		Market
		Value
	Shares	($000)
Materials (3.3%)
Monsanto Co.	9,091	919
EI du Pont de Nemours & Co.	7,768	372
Ecolab Inc.	4,481	343
PPG Industries Inc.	2,429	327
Praxair Inc.	2,883	326
Mosaic Co.	4,704	275
Sherwin-Williams Co.	1,457	236
CF Industries Holdings Inc.	1,070	215
Eastman Chemical Co.	2,611	182
FMC Corp.	2,341	141
Nucor Corp.	2,594	117
Ball Corp.	2,620	116
Sigma-Aldrich Corp.	1,186	91
Vulcan Materials Co.	1,497	76
Airgas Inc.	682	68
International Flavors &
Fragrances Inc.	818	60
Sealed Air Corp.	1,621	36
Bemis Co. Inc.	737	28
		3,928
Telecommunication Services (1.5%)
Verizon Communications
Inc.	22,810	1,061
* Crown Castle International
Corp.	4,983	348
* Sprint Nextel Corp.	51,076	296
* MetroPCS
Communications Inc.	2,746	27
		1,732
Utilities (0.1%)
Sempra Energy	1,916	149
Total Investments (99.9%)
(Cost $103,955)		117,700
Other Assets and Liabilities (0.1%)
Other Assets		235
Liabilities		(156)
		79
ETF Shares–Net Assets (100%)
Applicable to 1,650,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		117,779
Net Asset Value Per Share–
ETF Shares		$71.38

At February 28, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	107,292
Undistributed Net Investment Income	393
Accumulated Net Realized Losses	(3,651)
Unrealized Appreciation (Depreciation)	13,745
Net Assets	117,779

See Note A in Notes to Financial Statements.
* Non-income-producing security.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

24

S&P 500 Growth Index Fund

Statement of Operations

Six Months Ended
February 28, 2013
($000)
Investment Income
Income
Dividends	1,104
Security Lending	1
Total Income	1,105
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1
Management and Administrative	57
Marketing and Distribution	5
Custodian Fees	8
Shareholders’ Reports	6
Total Expenses	77
Net Investment Income	1,028
Realized Net Gain (Loss) on Investment Securities Sold	1,312
Change in Unrealized Appreciation (Depreciation) of Investment Securities	3,105
Net Increase (Decrease) in Net Assets Resulting from Operations	5,445

See accompanying Notes, which are an integral part of the Financial Statements.

25

S&P 500 Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,028	1,213
Realized Net Gain (Loss)	1,312	1,005
Change in Unrealized Appreciation (Depreciation)	3,105	8,544
Net Increase (Decrease) in Net Assets Resulting from Operations	5,445	10,762
Distributions
Net Investment Income	(976)	(1,030)
Realized Capital Gain	—	—
Total Distributions	(976)	(1,030)
Capital Share Transactions
Issued	38,080	50,381
Issued in Lieu of Cash Distributions	—	—
Redeemed	(20,566)	(20,183)
Net Increase (Decrease) from Capital Share Transactions	17,514	30,198
Total Increase (Decrease)	21,983	39,930
Net Assets
Beginning of Period	95,796	55,866
End of Period[1]	117,779	95,796
1 Net Assets—End of Period includes undistributed net investment income of $393,000 and $341,000.

See accompanying Notes, which are an integral part of the Financial Statements.

26

S&P 500 Growth Index Fund

Financial Highlights

ETF Shares
	Six Months	Year	Sept. 7,
	Ended	Ended	2010[1] to
	February 28,	Aug. 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$68.43	$58.81	$50.23
Investment Operations
Net Investment Income	.665	1.135	.797
Net Realized and Unrealized Gain (Loss) on Investments	2.956	9.543	8.414
Total from Investment Operations	3.621	10.678	9.211
Distributions
Dividends from Net Investment Income	(.671)	(1.058)	(.631)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.671)	(1.058)	(.631)
Net Asset Value, End of Period	$71.38	$68.43	$58.81

Total Return	5.33%	18.38%	18.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$118	$96	$56
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	2.01%	1.82%	1.63%[2]
Portfolio Turnover Rate[3]	28%	22%	26%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

27

S&P 500 Growth Index Fund

Notes to Financial Statements

Vanguard S&P 500 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. The fund has not issued any Institutional Shares as of February 28, 2013. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2012), and for the period ended February 28, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2013, the fund had contributed capital of $15,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

28

S&P 500 Growth Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2013, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2013, the fund realized $2,901,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2012, the fund had available capital losses totaling $2,061,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2013, the cost of investment securities for tax purposes was $103,955,000. Net unrealized appreciation of investment securities for tax purposes was $13,745,000, consisting of unrealized gains of $14,141,000 on securities that had risen in value since their purchase and $396,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 28, 2013, the fund purchased $63,243,000 of investment securities and sold $45,725,000 of investment securities, other than temporary cash investments. Purchases and sales include $38,052,000 and $19,523,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

29

S&P 500 Growth Index Fund

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	February 28, 2013	August 31, 2012
	Shares	Shares
	(000)	(000)
ETF Shares
Issued	550	800
Issued in Lieu of Cash Distributions	—	—
Redeemed	(300)	(350)
Net Increase (Decrease) in Shares Outstanding	250	450

G. In preparing the financial statements as of February 28, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

30

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

31

Six Months Ended February 28, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2012	2/28/2013	Period
Based on Actual Fund Return
S&P 500 Value Index Fund
ETF Shares	$1,000.00	$1,130.94	$0.79
S&P 500 Growth Index Fund
ETF Shares	$1,000.00	$1,053.29	$0.76
Based on Hypothetical 5% Yearly Return
S&P 500 Value Index Fund
ETF Shares	$1,000.00	$1,024.05	$0.75
S&P 500 Growth Index Fund
ETF Shares	$1,000.00	$1,024.05	$0.75

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the S&P Value Index Fund, 0.15%; and for the S&P Growth Index Fund, 0.15%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month peiod, then divided by the number of days in the most recent 12-month period.

32

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

33

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

34

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
of the U. S. Presidential Commission for the Study
IndependentTrustees	of Bioethical Issues.

Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm and Haas Co.	Inc. (industrial machinery); Chairman of the Board of
(chemicals); Director of Tyco International, Ltd.	Hillenbrand, Inc. (specialized consumer services);
(diversified manufacturing and services), Hewlett-	Director of SKF AB (industrial machinery), the Lumina
Packard Co. (electronic computer manufacturing),

Foundation for Education, and Oxfam America;	Executive Officers
Chairman of the Advisory Council for the College of
Arts and Letters and Member of the Advisory Board to	Glenn Booraem
the Kellogg Institute for International Studies at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Chris D. McIsaac
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Kathleen C. Gubanich	Michael S. Miller
Materials Handling, Inc. (forklift trucks); Director of	Paul A. Heller	James M. Norris
the National Association of Manufacturers; Chairman	Martha G. King	Glenn W. Reed
of the Board of University Hospitals of Cleveland;
Advisory Chairman of the Board of The Cleveland
Museum of Art.	Chairman Emeritus and Senior Advisor

Peter F. Volanakis	John J. Brennan
Born 1955. Trustee Since July 2009. Principal	Chairman, 1996–2009
Occupation(s) During the Past Five Years: President	Chief Executive Officer and President, 1996–2008
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business	John C. Bogle
Administration at Dartmouth College; Advisor to the	Chairman and Chief Executive Officer, 1974–1996
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

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Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q18402 042013

Semiannual Report | February 28, 2013
Vanguard S&P Small-Cap 600 Index Funds

Vanguard S&P Small-Cap 600 Index Fund Vanguard S&P Small-Cap 600 Value Index Fund Vanguard S&P Small-Cap 600 Growth Index Fund

> For the six months ended February 28, 2013, the three Vanguard S&P Small-Cap 600 Index Funds closely tracked the returns of their target indexes. Each fund earned in excess of 10%.

> Small-capitalization stocks outperformed large-caps, and value stocks trumped their growth counterparts.

> The industrial and financial sectors were among the top performers for all three funds.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
S&P Small-Cap 600 Index Fund.	8
S&P Small-Cap 600 Value Index Fund.	25
S&P Small-Cap 600 Growth Index Fund.	38
About Your Fund’s Expenses.	51
Glossary.	53

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended February 28, 2013
Total
Returns
Vanguard S&P Small-Cap 600 Index Fund
Institutional Shares	12.19%
ETF Shares
Market Price	12.19
Net Asset Value	12.17
S&P SmallCap 600 Index	12.20
Small-Cap Core Funds Average	13.10
Small-Cap Core Funds Average: Derived from data provided by Lipper Inc.
Vanguard S&P Small-Cap 600 Value Index Fund
ETF Shares
Market Price	14.41%
Net Asset Value	14.05
S&P SmallCap 600 Value Index	14.17
Small-Cap Value Funds Average	15.02
Small-Cap Value Funds Average: Derived from data provided by Lipper Inc.
Vanguard S&P Small-Cap 600 Growth Index Fund
ETF Shares
Market Price	10.27%
Net Asset Value	10.23
S&P SmallCap 600 Growth Index	10.32
Small-Cap Growth Funds Average	9.48
Small-Cap Growth Funds Average: Derived from data provided by Lipper Inc.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Chairman’s Letter

Dear Shareholder,

Small-capitalization stocks, which have outshone large-caps since the stock market’s recovery began in March 2009, widened the gap over the six months ended February 28, 2013, as investors showed higher tolerance for risk. Among small-cap companies, value stocks posted significantly higher returns than growth stocks.

Of the three Vanguard S&P Small-Cap 600 Index Funds, the Value Fund was the top performer, gaining about 14%. The Growth Fund returned about 10%. The remaining fund, a blend of growth and value stocks, fell in between––its ETF Shares and Institutional Shares both returned about 12% (ETF returns are based on net asset value).

All three funds closely tracked their target indexes, but only the Growth Fund finished ahead of the average return of its peers.

Stocks overcame concerns en route to substantial gains
Stocks worldwide advanced strongly over the six months ended February 28, though uncertainty both at home and abroad periodically stalked the markets. International equities eclipsed their U.S. counterparts as stocks from developed and emerging markets rallied amid optimism over central bankers’ policy moves.

2

Despite political and fiscal challenges, international stocks returned about 13%. Rising Japanese stocks helped drive the Pacific region’s solid returns as Japan’s newly elected prime minister, Shinzo Abe, advocated aggressive monetary easing to boost his nation’s economy and preempt deflation.

European stocks benefited from the European Central Bank’s commitment to preserve the euro, climbing about 13%. Debt crisis concerns reignited in the period’s final week, though, when Italy’s national elections ended in a political impasse amid voters’ anti-austerity message.

U.S. markets rose nearly 10% as solid corporate earnings and the Federal Reserve’s stimulus program helped boost returns. But the impending enactment of extensive, automatic federal spending cuts (known as the sequester) stoked investors’ anxiety as the six-month period wound down.

Bonds finished flat as yields remained low
The broad U.S. taxable bond market barely squeezed out a gain for the half-year, advancing just 0.15%.

Market Barometer

			Total Returns
		Periods Ended February 28, 2013
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	9.72%	13.62%	5.21%
Russell 2000 Index (Small-caps)	13.02	14.02	7.35
Russell 3000 Index (Broad U.S. market)	9.97	13.65	5.38
MSCI All Country World Index ex USA (International)	13.06	6.66	-0.87

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	0.15%	3.12%	5.52%
Barclays Municipal Bond Index (Broad tax-exempt market)	2.01	5.01	6.79
Citigroup Three-Month U.S. Treasury Bill Index	0.05	0.08	0.34

CPI
Consumer Price Index	0.78%	1.98%	1.86%

3

Bond returns were anemic as the yield of the benchmark 10-year U.S. Treasury note climbed during the period; it dropped back a bit in February to finish at about 1.88%, still low by historical standards. (Bond prices and yields move in opposite directions.) Investors, nervous over Italy’s unsettled election results in the period’s final week, were drawn to the perceived safety of Treasury securities.

Although bonds can provide critical diversification benefits to a portfolio, their return prospects look much less promising than they have in recent years. As yields have tumbled, the opportunity for future bond price appreciation has greatly diminished.

Returns on money market funds and savings accounts remained minuscule as the Federal Reserve adhered to its four-year-old policy of keeping short-term interest rates between 0% and 0.25%.

Small-capitalization stocks have led the market rebound
Since its inception in 1994, the Standard & Poor’s 600 Small-Cap Index, which represents about 3% of the U.S. stock market, has outperformed its large-cap counterpart, the S&P 500 Index, by an average of more than 1 percentage point a year. The higher returns, however, have been accompanied by higher risk. Small companies are more volatile because

Expense Ratios
Your Fund Compared With Its Peer Group
	Institutional	ETF	Peer Group
	Shares	Shares	Average
S&P Small-Cap 600 Index Fund	0.10%	0.17%	1.34%
S&P Small-Cap 600 Value Index Fund	—	0.24	1.40
S&P Small-Cap 600 Growth Index Fund	—	0.20	1.47

The fund expense ratios shown are from the prospectus dated December 28, 2012, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2013, the annualized expense ratios were: for the S&P Small-Cap 600 Index Fund, 0.08% for Institutional Shares and 0.15% for ETF Shares; for the S&P Small-Cap 600 Value Index Fund, 0.20% for ETF Shares; and for the S&P Small-Cap 600 Growth Index Fund, 0.20% for ETF Shares. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2012.

Peer groups: For the S&P Small-Cap 600 Index Fund, Small-Cap Core Funds; for the S&P Small-Cap 600 Value Index Fund, Small-Cap Value Funds; and for the S&P Small-Cap 600 Growth Index Fund, Small-Cap Growth Funds.

4

their earnings can be highly erratic, their marketplace position vulnerable, and their expansion plans at times too ambitious.

Because they are more nimble and responsive to business-cycle patterns, small-caps traditionally outpace large-caps when the economy and stock market are coming out of a recession––as in the past few years. Over the past six months, investors were also willing to shoulder greater risk, expecting that smaller companies would benefit the most from the latest economic expansion.

The industrial sector, one of the economy’s foundations, was a leading contributor in all three funds, especially the Value Fund.

Most groups within the sector gained as global demand spurred greater output from U.S. manufacturers. Businesses involving construction and machinery, commercial services, building products, and electrical equipment were among the strongest performers.

Financial stocks, one of the largest sectors in each of the three funds, also generated healthy results. Real estate investment trusts, or REITs, did well as the rebound in the real estate market and improved economic fundamentals allowed property owners to raise rents, adding to revenue. Asset management companies, select regional commercial banks, and consumer finance firms advanced as improvements

A note on expense ratios
The Expense Ratios table in each report’s Chairman’s Letter displays fund expense ratios from the most recent prospectus. These figures include the funds’ actual operating expenses. For some funds, the figures also include “acquired fund fees and expenses,” which result from the funds’ holdings in business development companies (BDCs).

Although the Securities and Exchange Commission requires that BDC costs be included in a fund’s expense ratio, these fees are not incurred by the fund. They have no impact on a fund’s total return or on its tracking error relative to an index. A footnote to the Expense Ratios table reports an annualized calculation of the fund’s actual expenses for the period, a more relevant tally of the operating costs incurred by shareholders.

5

in the economy trickled through various population groups and the institutions that serve them.

Small-cap information technology stocks held up much better than their large-cap counterparts, as intense competition among smartphone and tablet businesses limited growth in some of the largest segments of the industry. The sector added the most to the Growth Fund’s return, but it also boosted the two other funds. Solid results from software, technology services, electronic equipment, and computer companies underscored the sector’s breadth and depth.

Small companies performed well nearly across the board. Only the telecommunication services sector declined, in both the S&P Small-Cap 600 Index Fund and the Growth Fund. Materials stocks increased by about 20% for all three funds. Returns for the energy sector ranged from almost 10% for the Value Fund to about 19% for the Growth Fund.

In saving for your future, right now is always the right time
February 25 to March 2 was “America Saves Week,” an annual event aimed at encouraging people to set aside more for the future. I know a week devoted to promoting saving isn’t going to generate a lot of popular excitement or headlines. But it is, without a doubt, a worthy cause.

My view is that you should save more than you think you’ll need, particularly for retirement. How much? The right answer is different for everyone. The Vanguard Center for Retirement Research advises that a good target range is between 12% and 15% of your take-home pay, including any match from a workplace retirement plan. If you can’t afford to save that much today, start where you can and increase your savings as your circumstances allow.

If you do take steps to increase your savings now—before another America Saves Week comes and goes—you’ll thank yourself later. A Vanguard study titled Penny Saved, Penny Earned (available at vanguard.com/research) examined the different levers we use to achieve financial security. Our researchers found that retirement investors looking to improve the odds of reaching their goals are likely to do better by saving more over longer periods than by relying on the possibility of higher portfolio returns.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 20, 2013

6

Your Fund’s Performance at a Glance
August 31, 2012, Through February 28, 2013
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard S&P Small-Cap 600 Index Fund
Institutional Shares	$136.79	$151.22	$2.094	$0.000
ETF Shares	68.12	75.31	1.018	0.000
Vanguard S&P Small-Cap 600 Value Index Fund
ETF Shares	$65.79	$74.06	$0.907	$0.000
Vanguard S&P Small-Cap 600 Growth Index
Fund
ETF Shares	$70.70	$77.05	$0.815	$0.000

7

S&P Small-Cap 600 Index Fund

Fund Profile
As of February 28, 2013

Share-Class Characteristics
	Institutional	ETF
	Shares	Shares
Ticker Symbol	VSMSX	VIOO
Expense Ratio[1]	0.10%	0.17%
30-Day SEC Yield	1.17%	1.10%

Portfolio Characteristics
			DJ U.S.
			Total
		S&P	Market
		SmallCap	FA
	Fund 600	Index	Index
Number of Stocks	602	600	3,593
Median Market Cap	$1.3B	$1.3B	$38.3B
Price/Earnings Ratio	22.5x	22.5x	17.4x
Price/Book Ratio	2.0x	2.0x	2.2x
Return on Equity	9.8%	9.8%	16.7%
Earnings Growth Rate	6.4%	6.4%	9.3%
Dividend Yield	1.2%	1.3%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	14%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ U.S.
			Total
		S&P	Market
		SmallCap	FA
	Fund	600 Index	Index
Consumer Discretionary	15.3%	15.3%	12.2%
Consumer Staples	3.9	3.9	9.5
Energy	4.5	4.5	10.3
Financials	20.9	21.5	17.2
Health Care	10.6	10.5	12.0
Industrials	15.5	15.2	11.2
Information Technology	18.2	18.1	17.6
Materials	6.7	6.6	3.9
Telecommunication
Services	0.4	0.4	2.6
Utilities	4.0	4.0	3.5

Ten Largest Holdings (% of total net assets)
Tanger Factory Outlet
Centers	Retail REITs	0.6%
Brunswick Corp.	Leisure Products	0.6
Cymer Inc.	Semiconductor
	Equipment	0.6
Eagle Materials Inc.	Construction
	Materials	0.5
Mid-America Apartment
Communities Inc.	Residential REITs	0.5
ProAssurance Corp.	Property & Casualty
	Insurance	0.5
AO Smith Corp.	Building Products	0.5
Cubist Pharmaceuticals
Inc.	Biotechnology	0.5
Gulfport Energy Corp.	Oil & Gas Exploration
	& Production	0.5
3D Systems Corp.	Computer Hardware	0.5
Top Ten		5.3%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 28, 2012, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2013, the annualized expense ratios were 0.08% for Institutional Shares and 0.15% for ETF Shares.

8

S&P Small-Cap 600 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 7, 2010, Through February 28, 2013

Average Annual Total Returns: Periods Ended December 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Institutional Shares	4/1/2011	16.26%	4.77%
ETF Shares	9/7/2010
Market Price		16.29	17.43
Net Asset Value		16.18	17.40

Institutional Shares were first issued on December 15, 2010, and the sole shareholder redeemed shortly thereafter. Institutional Shares were next issued on April 1, 2011. The total returns shown are based on the period beginning April 1, 2011.

See Financial Highlights for dividend and capital gains information.

9

S&P Small-Cap 600 Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (15.3%)
	Brunswick Corp.	28,362	1,034
	Pool Corp.	14,852	679
	Wolverine World Wide Inc.	15,573	657
*	Fifth & Pacific Cos. Inc.	36,029	652
*	Steven Madden Ltd.	12,932	570
	Cracker Barrel Old Country
	Store Inc.	7,503	565
	Ryland Group Inc.	14,374	513
*	Lumber Liquidators
	Holdings Inc.	8,640	511
*	Iconix Brand Group Inc.	21,558	509
*	Vitamin Shoppe Inc.	9,584	504
	Hillenbrand Inc.	19,935	492
*	Live Nation Entertainment
	Inc.	44,589	472
*	Buffalo Wild Wings Inc.	5,925	466
*	Coinstar Inc.	8,884	455
*	Genesco Inc.	7,681	451
*	Crocs Inc.	28,944	439
*	Hibbett Sports Inc.	8,214	434
*	Jack in the Box Inc.	13,637	432
	Men’s Wearhouse Inc.	15,197	427
*	Meritage Homes Corp.	9,819	398
	Group 1 Automotive Inc.	6,790	392
	Arbitron Inc.	8,329	390
	Buckle Inc.	8,684	389
*	Marriott Vacations
	Worldwide Corp.	9,056	374
*	Helen of Troy Ltd.	10,044	372
*	Jos A Bank Clothiers Inc.	8,911	370
*	Select Comfort Corp.	17,865	367
	Texas Roadhouse Inc.
	Class A	18,570	359
*	DineEquity Inc.	4,934	345
	Monro Muffler Brake Inc.	9,302	345
*	Children’s Place Retail
	Stores Inc.	7,506	341

			Market
			Value
		Shares	($000)
	Sturm Ruger & Co. Inc.	6,123	334
	OfficeMax Inc.	27,699	332
	La-Z-Boy Inc.	16,562	303
	Dorman Products Inc.	8,617	301
	Finish Line Inc. Class A	16,148	292
*	Papa John’s International
	Inc.	5,550	289
*	Standard Pacific Corp.	35,237	287
*	SHFL Entertainment Inc.	17,786	282
	Lithia Motors Inc. Class A	6,636	273
*	Pinnacle Entertainment Inc.	18,658	261
	Sonic Automotive Inc.
	Class A	11,679	261
*	Skechers U.S.A. Inc.
	Class A	12,264	256
	Interval Leisure Group Inc.	12,261	256
	Stage Stores Inc.	10,045	248
*	Quiksilver Inc.	39,293	246
*	BJ’s Restaurants Inc.	7,840	241
	Ethan Allen Interiors Inc.	8,246	230
*	American Public
	Education Inc.	5,738	224
	Cato Corp. Class A	8,586	220
	Oxford Industries Inc.	4,513	219
	Drew Industries Inc.	5,982	218
	Brown Shoe Co. Inc.	12,932	212
	Movado Group Inc.	5,687	205
	True Religion Apparel Inc.	7,669	205
*	Sonic Corp.	17,168	194
*	Pep Boys-Manny Moe
	& Jack	16,625	185
*	iRobot Corp.	8,308	178
*	Red Robin Gourmet
	Burgers Inc.	4,074	175
*	Winnebago Industries Inc.	8,923	173
*	Multimedia Games
	Holding Co. Inc.	9,100	170
	American Greetings Corp.
	Class A	10,170	165
*	Zumiez Inc.	6,988	160

10

S&P Small-Cap 600 Index Fund

			Market
			Value
		Shares	($000)
	CEC Entertainment Inc.	5,254	159
	Superior Industries
	International Inc.	7,307	159
*	M/I Homes Inc.	6,858	157
	Standard Motor Products Inc.	6,274	155
*	Arctic Cat Inc.	4,181	152
	Callaway Golf Co.	22,403	151
	Fred’s Inc. Class A	10,826	147
	Hot Topic Inc.	13,322	144
*	Maidenform Brands Inc.	7,492	144
*	Biglari Holdings Inc.	376	141
*	Ruby Tuesday Inc.	18,670	137
*	Blue Nile Inc.	3,943	134
*	rue21 inc	4,903	132
*	Tuesday Morning Corp.	13,627	121
*	Boyd Gaming Corp.	17,976	118
*	Capella Education Co.	3,658	116
	Haverty Furniture Cos. Inc.	6,304	116
	Harte-Hanks Inc.	13,894	101
*	Ruth’s Hospitality Group Inc.	11,014	100
*	MarineMax Inc.	7,606	98
*	EW Scripps Co. Class A	8,868	96
*	Universal Electronics Inc.	4,821	94
	Big 5 Sporting Goods Corp.	5,428	85
	PetMed Express Inc.	6,514	82
	Universal Technical
	Institute Inc.	7,056	82
	JAKKS Pacific Inc.	6,486	79
	Stein Mart Inc.	8,836	75
	Marcus Corp.	6,023	74
	Nutrisystem Inc.	8,868	73
*	Christopher & Banks Corp.	11,877	72
*	ITT Educational Services Inc.	4,826	66
*	Digital Generation Inc.	8,280	64
	Perry Ellis International Inc.	3,888	63
*	VOXX International Corp.
	Class A	5,949	59
*	Kirkland’s Inc.	4,741	55
	Blyth Inc.	3,671	52
*	Corinthian Colleges Inc.	24,467	52
	Spartan Motors Inc.	9,572	51
*	Career Education Corp.	15,744	50
	Lincoln Educational
	Services Corp.	6,905	44
*	K-Swiss Inc. Class A	7,286	34
*	Monarch Casino &
	Resort Inc.	3,071	31
*	Zale Corp.	7,824	31
*	Coldwater Creek Inc.	6,425	23
			26,468
Consumer Staples (3.9%)
*	Hain Celestial Group Inc.	14,181	776
	Casey’s General Stores Inc.	12,186	690
*	TreeHouse Foods Inc.	11,488	671
*	Darling International Inc.	37,429	625

			Market
			Value
		Shares	($000)
	B&G Foods Inc.	16,639	489
*	Boston Beer Co. Inc.
	Class A	2,664	414
*	Prestige Brands Holdings
	Inc.	15,989	380
	Snyders-Lance Inc.	15,292	379
	J&J Snack Foods Corp.	4,690	325
	Sanderson Farms Inc.	6,379	324
	Andersons Inc.	5,502	270
	WD-40 Co.	4,708	255
	Cal-Maine Foods Inc.	4,413	179
	Inter Parfums Inc.	5,159	129
*	Central Garden and Pet Co.
	Class A	12,952	113
	Spartan Stores Inc.	6,780	113
	Calavo Growers Inc.	3,956	111
*	Diamond Foods Inc.	6,997	109
*	Medifast Inc.	4,367	101
*	Alliance One International
	Inc.	25,484	95
*	Seneca Foods Corp.
	Class A	2,489	76
	Nash Finch Co.	3,930	75
			6,699
Energy (4.5%)
*	Gulfport Energy Corp.	21,022	861
	Lufkin Industries Inc.	10,684	692
	Bristow Group Inc.	11,419	665
*	Exterran Holdings Inc.	20,684	522
*	PDC Energy Inc.	9,609	448
	SEACOR Holdings Inc.	6,264	435
*	Hornbeck Offshore
	Services Inc.	10,125	430
*	Geospace Technologies
	Corp.	4,044	394
*	C&J Energy Services Inc.	14,001	339
*	Cloud Peak Energy Inc.	19,343	332
*	Stone Energy Corp.	15,698	321
*	Carrizo Oil & Gas Inc.	11,626	273
*	Approach Resources Inc.	10,522	260
*	ION Geophysical Corp.	38,369	255
*	TETRA Technologies Inc.	25,042	231
*	Comstock Resources Inc.	14,280	202
*	Swift Energy Co.	13,592	184
*	Pioneer Energy Services
	Corp.	19,813	173
	Contango Oil & Gas Co.	4,082	158
*	Matrix Service Co.	8,116	126
*	Era Group Inc.	6,235	126
*	Basic Energy Services Inc.	8,553	125
	Gulf Island Fabrication Inc.	4,484	107
	Penn Virginia Corp.	17,610	72
*	PetroQuest Energy Inc.	17,570	67
			7,798

11

S&P Small-Cap 600 Index Fund

			Market
			Value
		Shares	($000)
Financials (20.9%)
	Tanger Factory Outlet
	Centers	29,753	1,050
	Mid-America Apartment
	Communities Inc.	13,383	929
	ProAssurance Corp.	19,460	912
	Post Properties Inc.	17,218	822
	Geo Group Inc.	22,546	779
	LaSalle Hotel Properties	29,808	757
	Healthcare Realty Trust Inc.	27,580	734
	EPR Properties	14,807	722
	Prospect Capital Corp.	62,461	696
	Susquehanna Bancshares
	Inc.	59,298	690
*	Portfolio Recovery
	Associates Inc.	5,352	626
	Medical Properties Trust
	Inc.	42,976	624
*	Stifel Financial Corp.	18,021	622
	Sovran Self Storage Inc.	9,666	588
	Colonial Properties Trust	26,274	566
	DiamondRock Hospitality
	Co.	61,897	553
	Lexington Realty Trust	48,122	551
*	Texas Capital Bancshares
	Inc.	12,882	544
	EastGroup Properties Inc.	9,390	533
	FNB Corp.	44,164	502
	UMB Financial Corp.	10,340	471
	Cash America International
	Inc.	9,262	469
	MarketAxess Holdings Inc.	11,872	464
	Umpqua Holdings Corp.	35,522	446
*	First Cash Financial
	Services Inc.	8,373	443
	Old National Bancorp	32,234	435
	Acadia Realty Trust	16,161	435
*	Financial Engines Inc.	13,125	429
	First Financial Bankshares
	Inc.	9,499	424
	Wintrust Financial Corp.	11,580	423
	PS Business Parks Inc.	5,670	420
	MB Financial Inc.	17,481	414
	Glacier Bancorp Inc.	22,788	397
	Northwest Bancshares Inc.	31,125	389
	Selective Insurance Group
	Inc.	17,416	387
	United Bankshares Inc.	14,514	377
	National Penn Bancshares
	Inc.	38,405	376
	LTC Properties Inc.	9,649	372
	RLI Corp.	5,373	370
	Community Bank System
	Inc.	12,611	364

			Market
			Value
		Shares	($000)
	Government Properties
	Income Trust	13,647	361
	Bank of the Ozarks Inc.	9,319	358
	PrivateBancorp Inc.	19,753	354
*	World Acceptance Corp.	4,072	320
	Franklin Street Properties
	Corp.	23,045	317
*	Ezcorp Inc. Class A	15,161	314
	Sabra Health Care REIT Inc.	11,834	313
*	Virtus Investment Partners
	Inc.	1,837	309
	BBCN Bancorp Inc.	24,603	305
	Pennsylvania REIT	16,646	300
	First Midwest Bancorp Inc.	23,643	296
	CVB Financial Corp.	27,749	294
	First Financial Bancorp	18,617	285
	Cousins Properties Inc.	28,912	281
	PacWest Bancorp	10,268	281
	Horace Mann Educators
	Corp.	12,594	258
	Provident Financial
	Services Inc.	17,162	257
	Columbia Banking System
	Inc.	12,581	252
*	National Financial Partners
	Corp.	12,687	249
	Home BancShares Inc.	7,322	248
	Inland Real Estate Corp.	24,605	238
	First Commonwealth
	Financial Corp.	32,688	238
	ViewPoint Financial Group
	Inc.	11,262	235
	Universal Health Realty
	Income Trust	4,036	231
	Independent Bank Corp.	7,248	230
	Boston Private Financial
	Holdings Inc.	25,151	230
*	Pinnacle Financial Partners
	Inc.	10,314	224
	NBT Bancorp Inc.	10,727	219
	Infinity Property & Casualty
	Corp.	3,699	208
	Tower Group Inc.	10,938	204
	Employers Holdings Inc.	9,694	204
*	Encore Capital Group Inc.	6,865	203
	Brookline Bancorp Inc.	22,154	202
*	Piper Jaffray Cos.	5,136	198
*	Forestar Group Inc.	11,026	192
	City Holding Co.	4,997	189
	Interactive Brokers Group
	Inc.	12,869	189
	HFF Inc. Class A	10,285	189
	Safety Insurance Group Inc.	4,010	188
*	AMERISAFE Inc.	5,744	187
*	Navigators Group Inc.	3,332	187

12

S&P Small-Cap 600 Index Fund

			Market
			Value
		Shares	($000)
	Parkway Properties Inc.	10,693	181
	Oritani Financial Corp.	12,249	180
	Saul Centers Inc.	4,039	177
	Urstadt Biddle Properties
	Inc. Class A	8,193	173
	United Fire Group Inc.	7,005	172
*	Hanmi Financial Corp.	10,132	172
	S&T Bancorp Inc.	9,453	171
	Getty Realty Corp.	8,430	168
	Banner Corp.	5,627	167
*	United Community Banks
	Inc.	14,581	157
	TrustCo Bank Corp. NY	30,099	157
	Kite Realty Group Trust	23,172	153
	Tompkins Financial Corp.	3,600	149
*	Investment Technology
	Group Inc.	11,994	145
	Dime Community
	Bancshares Inc.	9,221	131
	Simmons First National
	Corp. Class A	5,191	131
	Stewart Information
	Services Corp.	5,618	130
*	First BanCorp	21,871	120
*	Wilshire Bancorp Inc.	19,393	114
	Meadowbrook Insurance
	Group Inc.	14,689	103
*	eHealth Inc.	6,489	101
	Sterling Bancorp	9,830	100
	Cedar Realty Trust Inc.	17,056	98
	Bank Mutual Corp.	14,024	80
	Calamos Asset
	Management Inc. Class A	6,307	71
*	SWS Group Inc.	9,106	58
			36,001
Health Care (10.6%)
*	Cubist Pharmaceuticals Inc.	20,382	865
*	Salix Pharmaceuticals Ltd.	15,819	773
*	Centene Corp.	16,326	735
*	Align Technology Inc.	22,789	716
*	Haemonetics Corp.	16,420	677
	West Pharmaceutical
	Services Inc.	10,835	655
*	PAREXEL International Corp.	18,677	648
	Questcor Pharmaceuticals
	Inc.	18,524	604
*	Medicines Co.	17,148	545
*	ViroPharma Inc.	20,852	520
	Air Methods Corp.	11,104	497
*	MWI Veterinary Supply Inc.	3,804	480
	Chemed Corp.	6,089	470
*	Magellan Health Services
	Inc.	8,775	452
*	Acorda Therapeutics Inc.	12,683	377
*	Medidata Solutions Inc.	7,097	370

			Market
			Value
		Shares	($000)
*	Cyberonics Inc.	7,614	348
*	Neogen Corp.	7,045	330
*	Hanger Inc.	10,920	324
*	Molina Healthcare Inc.	9,514	304
*	Amsurg Corp. Class A	10,027	303
*	Akorn Inc.	21,611	298
	Analogic Corp.	3,849	286
	CONMED Corp.	9,111	283
	Abaxis Inc.	6,547	278
	Meridian Bioscience Inc.	13,086	277
*	NuVasive Inc.	13,740	255
*	Integra LifeSciences
	Holdings Corp.	6,200	253
	Quality Systems Inc.	12,566	233
*	ICU Medical Inc.	4,034	229
*	IPC The Hospitalist Co. Inc.	5,313	222
	Cantel Medical Corp.	6,858	213
*	Greatbatch Inc.	7,607	206
*	Bio-Reference Labs Inc.	7,761	205
*	Luminex Corp.	12,097	204
*	AMN Healthcare Services
	Inc.	13,835	195
*	Kindred Healthcare Inc.	17,015	192
	Spectrum Pharmaceuticals
	Inc.	16,635	190
*	Omnicell Inc.	10,467	189
*	Momenta Pharmaceuticals
	Inc.	14,303	182
*	ABIOMED Inc.	11,351	182
	Landauer Inc.	2,998	176
	Computer Programs &
	Systems Inc.	3,339	174
	Ensign Group Inc.	5,511	173
*	Merit Medical Systems Inc.	12,659	151
*	Healthways Inc.	10,638	137
*	HealthStream Inc.	6,263	134
*	PharMerica Corp.	9,264	133
	Invacare Corp.	9,130	132
	Hi-Tech Pharmacal Co. Inc.	3,468	128
*	Emergent Biosolutions Inc.	8,202	127
*	Symmetry Medical Inc.	11,569	121
*	Natus Medical Inc.	9,339	119
*	Amedisys Inc.	9,718	110
*	Cambrex Corp.	9,354	108
*	SurModics Inc.	3,959	100
*	Gentiva Health Services Inc.	9,279	98
*	Corvel Corp.	1,940	93
*	LHC Group Inc.	4,579	93
*	Affymetrix Inc.	21,948	89
*	Palomar Medical
	Technologies Inc.	5,660	62
*	Cross Country Healthcare
	Inc.	9,821	56
	Almost Family Inc.	2,714	56
	CryoLife Inc.	8,134	50

13

S&P Small-Cap 600 Index Fund

			Market
			Value
		Shares	($000)
*	Arqule Inc.	19,082	47
*	Enzo Biochem Inc.	10,196	31
			18,263
Industrials (15.5%)
	AO Smith Corp.	12,275	878
*	Teledyne Technologies Inc.	11,677	859
	Toro Co.	18,587	838
	EMCOR Group Inc.	21,053	812
*	Old Dominion Freight Line
	Inc.	22,351	804
	Belden Inc.	14,049	708
	Actuant Corp. Class A	23,183	705
*	Moog Inc. Class A	14,437	649
*	EnerSys Inc.	15,421	630
*	Tetra Tech Inc.	20,323	587
	Applied Industrial
	Technologies Inc.	13,303	578
	Healthcare Services Group
	Inc.	21,415	516
	Curtiss-Wright Corp.	14,781	513
	Brady Corp. Class A	14,536	495
	Mueller Industries Inc.	8,953	476
	United Stationers Inc.	12,788	463
*	Hub Group Inc. Class A	11,313	427
	Watts Water Technologies
	Inc. Class A	8,853	416
	Franklin Electric Co. Inc.	6,117	398
	UniFirst Corp.	4,733	395
	Barnes Group Inc.	14,844	395
*	Atlas Air Worldwide
	Holdings Inc.	8,342	394
	Allegiant Travel Co. Class A	4,832	388
	Simpson Manufacturing
	Co. Inc.	12,739	371
	Briggs & Stratton Corp.	15,048	368
	ABM Industries Inc.	15,918	361
	AZZ Inc.	8,050	360
	Forward Air Corp.	9,372	354
	Lindsay Corp.	4,020	344
	ESCO Technologies Inc.	8,412	341
	Interface Inc. Class A	18,118	332
*	Mobile Mini Inc.	12,108	326
	Titan International Inc.	15,260	322
*	EnPro Industries Inc.	6,587	307
*	On Assignment Inc.	13,868	303
*	Aegion Corp. Class A	12,529	301
*	II-VI Inc.	17,278	299
	Knight Transportation Inc.	18,849	295
	Kaman Corp.	8,434	294
*	Korn/Ferry International	15,473	286
*	Orbital Sciences Corp.	18,837	278
	Tennant Co.	5,935	277
	Albany International Corp.	9,158	262
	Kaydon Corp.	10,186	255

			Market
			Value
		Shares	($000)
	Universal Forest Products
	Inc.	6,236	253
	G&K Services Inc. Class A	6,021	251
*	TrueBlue Inc.	12,737	247
	Astec Industries Inc.	6,664	237
	Quanex Building Products
	Corp.	11,679	233
	Apogee Enterprises Inc.	8,972	231
	CIRCOR International Inc.	5,540	231
*	GenCorp Inc.	19,016	229
	SkyWest Inc.	16,304	228
	AAR Corp.	12,660	222
*	Dycom Industries Inc.	10,359	217
	Standex International Corp.	4,002	215
	Cubic Corp.	5,119	214
*	Exponent Inc.	4,191	211
*	Navigant Consulting Inc.	16,172	206
	Insperity Inc.	7,001	198
	Heartland Express Inc.	14,544	197
	Encore Wire Corp.	5,895	193
	Viad Corp.	6,407	176
*	Powell Industries Inc.	2,912	170
	John Bean Technologies
	Corp.	9,132	168
	American Science &
	Engineering Inc.	2,630	164
	Resources Connection Inc.	13,100	160
	Griffon Corp.	14,189	160
*	Federal Signal Corp.	19,957	156
*	Gibraltar Industries Inc.	9,064	155
	Kelly Services Inc. Class A	8,518	150
	Comfort Systems USA Inc.	11,931	149
	AAON Inc.	5,957	143
*	Aerovironment Inc.	6,013	133
	National Presto Industries
	Inc.	1,523	116
*	Consolidated Graphics Inc.	2,527	98
*	Engility Holdings Inc.	5,162	97
*	NCI Building Systems Inc.	5,855	96
	Arkansas Best Corp.	7,511	87
*	Orion Marine Group Inc.	8,881	85
*	Lydall Inc.	5,528	83
	CDI Corp.	4,464	73
	Heidrick & Struggles
	International Inc.	5,083	69
*	Vicor Corp.	6,509	34
*	Dolan Co.	9,386	27
	Cascade Corp.	30	2
			26,724
Information Technology (18.2%)
*	Cymer Inc.	9,858	975
^,*	3D Systems Corp.	23,286	861
	MAXIMUS Inc.	10,781	785
	FEI Co.	12,052	763
*	Arris Group Inc.	35,960	624

14

S&P Small-Cap 600 Index Fund

			Market
			Value
		Shares	($000)
*	ViaSat Inc.	12,664	595
*	Microsemi Corp.	28,684	592
	Anixter International Inc.	8,483	585
*	Hittite Microwave Corp.	8,578	556
	Cognex Corp.	12,702	523
*	Sourcefire Inc.	9,569	513
*	Cirrus Logic Inc.	20,740	499
	j2 Global Inc.	13,629	486
*	Tyler Technologies Inc.	8,349	471
	Littelfuse Inc.	6,950	460
	MKS Instruments Inc.	16,754	455
*	Manhattan Associates Inc.	6,310	441
	Coherent Inc.	7,626	440
*	Take-Two Interactive
	Software Inc.	28,620	419
*	Progress Software Corp.	18,317	412
*	NETGEAR Inc.	12,075	411
*	Dealertrack Technologies
	Inc.	13,569	400
*	OpenTable Inc.	7,186	400
	Blackbaud Inc.	14,292	397
*	Veeco Instruments Inc.	12,444	397
	Power Integrations Inc.	9,233	386
*	Cardtronics Inc.	14,093	371
	Heartland Payment
	Systems Inc.	11,905	370
*	CACI International Inc.
	Class A	7,226	367
*	Synaptics Inc.	10,412	362
*	Ultratech Inc.	8,563	351
*	OSI Systems Inc.	6,002	346
*	Ixia	16,844	342
*	Electronics for Imaging Inc.	14,665	338
	NIC Inc.	18,522	328
*	Bottomline Technologies
	de Inc.	11,909	323
*	SYNNEX Corp.	8,469	323
*	Benchmark Electronics Inc.	17,455	304
	Tessera Technologies Inc.	16,561	295
*	Netscout Systems Inc.	11,312	288
*	MicroStrategy Inc. Class A	2,816	287
*	Plexus Corp.	11,208	273
*	Insight Enterprises Inc.	14,129	272
	MTS Systems Corp.	5,011	271
*	Liquidity Services Inc.	7,771	265
*	ScanSource Inc.	8,730	262
*	Synchronoss Technologies
	Inc.	8,638	261
*	Kulicke & Soffa Industries
	Inc.	23,671	256
	Cabot Microelectronics
	Corp.	7,405	253
*	ExlService Holdings Inc.	8,327	252
*	Rogers Corp.	5,249	250

			Market
			Value
		Shares	($000)
	Monotype Imaging
	Holdings Inc.	11,836	249
	Monolithic Power Systems
	Inc.	10,046	247
*	TriQuint Semiconductor Inc.	52,238	246
*	Rofin-Sinar Technologies
	Inc.	8,980	239
*	LivePerson Inc.	15,926	230
	Badger Meter Inc.	4,516	229
*	FARO Technologies Inc.	5,334	226
*	Diodes Inc.	11,273	225
*	ATMI Inc.	10,095	221
	Brooks Automation Inc.	20,824	211
*	Harmonic Inc.	36,709	209
*	CSG Systems International
	Inc.	10,661	207
*	Advanced Energy Industries
	Inc.	11,165	201
*	Newport Corp.	12,294	201
*	Blucora Inc.	12,813	199
*	Interactive Intelligence
	Group Inc.	4,701	196
*	iGATE Corp.	9,674	185
*	Sykes Enterprises Inc.	12,249	182
*	Intermec Inc.	17,780	176
*	Websense Inc.	11,694	175
*	Measurement Specialties
	Inc.	4,826	175
	United Online Inc.	29,091	172
*	Exar Corp.	14,459	170
^	Ebix Inc.	10,286	165
*	comScore Inc.	10,207	163
*	Digital River Inc.	11,140	159
	Micrel Inc.	15,034	158
	Park Electrochemical Corp.	6,214	157
*	Dice Holdings Inc.	15,796	152
*	Checkpoint Systems Inc.	12,795	152
	Comtech
	Telecommunications Corp.	5,544	148
	Methode Electronics Inc.	11,005	144
*	TTM Technologies Inc.	16,866	138
*	Virtusa Corp.	6,311	132
*	TeleTech Holdings Inc.	7,036	132
*	LogMeIn Inc.	7,165	128
	Black Box Corp.	5,234	127
	Forrester Research Inc.	4,620	127
*	Entropic Communications
	Inc.	28,276	125
	EPIQ Systems Inc.	9,997	124
*	Volterra Semiconductor
	Corp.	8,011	123
*	Perficient Inc.	10,351	120
	Daktronics Inc.	11,722	120
*	DTS Inc.	5,834	116

15

S&P Small-Cap 600 Index Fund

			Market
			Value
		Shares	($000)
*	Rudolph Technologies Inc.	10,113	111
*	GT Advanced
	Technologies Inc.	38,351	110
*	Ceva Inc.	7,169	108
*	Stamps.com Inc.	4,396	107
	CTS Corp.	10,672	105
*	Nanometrics Inc.	6,630	98
*	Super Micro Computer Inc.	8,198	96
*	Oplink Communications Inc.	6,103	94
*	CIBER Inc.	20,652	92
*	Higher One Holdings Inc.	10,115	90
	Electro Scientific Industries
	Inc.	7,780	86
*	Digi International Inc.	8,548	84
*	VASCO Data Security
	International Inc.	9,244	76
	Supertex Inc.	3,237	73
	Cohu Inc.	7,114	72
*	Procera Networks Inc.	6,080	71
*	Mercury Systems Inc.	10,335	71
*	XO Group Inc.	7,684	70
*	Avid Technology Inc.	9,882	68
*	Symmetricom Inc.	13,315	66
*	Kopin Corp.	19,388	62
	Bel Fuse Inc. Class B	3,433	57
*	Sigma Designs Inc.	10,822	50
*	DSP Group Inc.	6,698	48
*	Pericom Semiconductor
	Corp.	6,436	45
*	QuinStreet Inc.	7,764	44
*	Agilysys Inc.	4,654	43
	PC-Tel Inc.	5,380	37
*	Intevac Inc.	6,786	32
*	Radisys Corp.	7,418	31
*	Rubicon Technology Inc.	5,384	28
*	STR Holdings Inc.	12,745	25
			31,387
Materials (6.7%)
	Eagle Materials Inc.	14,721	947
	HB Fuller Co.	15,837	647
	PolyOne Corp.	28,205	643
*	Stillwater Mining Co.	36,937	482
*	Texas Industries Inc.	6,584	382
	Balchem Corp.	9,312	376
*	SunCoke Energy Inc.	22,174	366
	Schweitzer-Mauduit
	International Inc.	9,837	362
*	Clearwater Paper Corp.	7,320	354
	Buckeye Technologies Inc.	12,243	339
	Innophos Holdings Inc.	6,917	338
	Kaiser Aluminum Corp.	5,315	325
	Stepan Co.	5,287	324
	KapStone Paper and
	Packaging Corp.	12,082	322

			Market
			Value
		Shares	($000)
*	Calgon Carbon Corp.	18,211	311
	A Schulman Inc.	9,362	293
	Globe Specialty Metals Inc.	20,393	291
*	RTI International Metals Inc.	9,639	286
	Koppers Holdings Inc.	6,566	272
*	OM Group Inc.	10,316	253
	PH Glatfelter Co.	13,647	248
	Deltic Timber Corp.	3,469	248
*	Kraton Performance
	Polymers Inc.	10,215	246
	Quaker Chemical Corp.	4,177	240
	American Vanguard Corp.	7,574	235
	AMCOL International Corp.	7,990	234
*	LSB Industries Inc.	5,984	232
*	Headwaters Inc.	22,753	214
	Haynes International Inc.	3,865	199
	Tredegar Corp.	7,726	189
	Materion Corp.	6,448	178
	AK Steel Holding Corp.	43,001	161
	Neenah Paper Inc.	5,102	149
	Myers Industries Inc.	9,958	147
	Wausau Paper Corp.	14,577	144
*	Century Aluminum Co.	16,134	131
	Hawkins Inc.	2,967	117
	Zep Inc.	7,232	108
*	AM Castle & Co.	5,414	89
	Olympic Steel Inc.	2,945	61
			11,483
Telecommunication Services (0.4%)
*	Cincinnati Bell Inc.	64,022	208
	Atlantic Tele-Network Inc.	2,932	138
*	General Communication Inc.
	Class A	10,302	87
	USA Mobility Inc.	6,949	81
*	Cbeyond Inc.	9,708	68
	NTELOS Holdings Corp.	4,956	62
	Lumos Networks Corp.	4,690	53
			697
Utilities (4.0%)
	Piedmont Natural Gas Co.
	Inc.	22,790	735
	Southwest Gas Corp.	14,666	664
	UIL Holdings Corp.	16,044	628
	UNS Energy Corp.	13,174	619
	New Jersey Resources
	Corp.	13,206	589
	South Jersey Industries Inc.	9,920	547
	ALLETE Inc.	11,093	521
	Avista Corp.	18,907	495
	NorthWestern Corp.	11,817	461
	El Paso Electric Co.	12,697	424
	Northwest Natural Gas Co.	8,551	390
	American States Water Co.	6,049	320

16

S&P Small-Cap 600 Index Fund

		Market
		Value
	Shares	($000)
CH Energy Group Inc.	4,717	307
Laclede Group Inc.	6,700	273
		6,973
Total Common Stocks
(Cost $152,838)		172,493
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
[1,2] Vanguard Market
Liquidity Fund, 0.143%
(Cost $360)	359,601	360
Total Investments (100.2%)
(Cost $153,198)		172,853
Other Assets and Liabilities (-0.2%)
Other Assets		2,054
Liabilities[2]		(2,387)
		(333)
Net Assets (100%)		172,520

At February 28, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	154,543
Undistributed Net Investment Income	197
Accumulated Net Realized Losses	(1,875)
Unrealized Appreciation (Depreciation)	19,655
Net Assets	172,520

Institutional Shares—Net Assets
Applicable to 767,343 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	116,039
Net Asset Value Per Share—
Institutional Shares	$151.22

ETF Shares—Net Assets
Applicable to 750,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	56,481
Net Asset Value Per Share—
ETF Shares	$75.31

See Note A in Notes to Financial Statements.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $341,000.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $360,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

17

S&P Small-Cap 600 Index Fund

Statement of Operations

Six Months Ended
February 28, 2013
($000)
Investment Income
Income
Dividends	1,589
Security Lending	15
Total Income	1,604
Expenses
The Vanguard Group—Note B
Investment Advisory Services	11
Management and Administrative—Institutional Shares	4
Management and Administrative—ETF Shares	17
Marketing and Distribution—Institutional Shares	13
Marketing and Distribution—ETF Shares	5
Custodian Fees	24
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	2
Total Expenses	76
Net Investment Income	1,528
Realized Net Gain (Loss) on Investment Securities Sold	2,011
Change in Unrealized Appreciation (Depreciation) of Investment Securities	14,523
Net Increase (Decrease) in Net Assets Resulting from Operations	18,062

See accompanying Notes, which are an integral part of the Financial Statements.

18

S&P Small-Cap 600 Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,528	1,404
Realized Net Gain (Loss)	2,011	1,026
Change in Unrealized Appreciation (Depreciation)	14,523	13,679
Net Increase (Decrease) in Net Assets Resulting from Operations	18,062	16,109
Distributions
Net Investment Income
Institutional Shares	(1,617)	(681)
ETF Shares	(713)	(95)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(2,330)	(776)
Capital Share Transactions
Institutional Shares	4,515	14,924
ETF Shares	17,606	19,745
Net Increase (Decrease) from Capital Share Transactions	22,121	34,669
Total Increase (Decrease)	37,853	50,002
Net Assets
Beginning of Period	134,667	84,665
End of Period[1]	172,520	134,667
1 Net Assets—End of Period includes undistributed net investment income of $197,000 and $999,000.

See accompanying Notes, which are an integral part of the Financial Statements.

19

S&P Small-Cap 600 Index Fund

Financial Highlights

Institutional Shares
	Six Months	Year	April 1,
	Ended	Ended	2011[1] to
	February 28,	Aug. 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$136.79	$118.12	$132.94
Investment Operations
Net Investment Income	1.248	1.558	.290
Net Realized and Unrealized Gain (Loss) on Investments	15.276	18.126	(15.110)
Total from Investment Operations	16.524	19.684	(14.820)
Distributions
Dividends from Net Investment Income	(2.094)	(1.014)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(2.094)	(1.014)	—
Net Asset Value, End of Period	$151.22	$136.79	$118.12

Total Return	12.19%	16.75%	-11.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$116	$101	$73
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%[2]
Ratio of Net Investment Income to Average Net Assets	1.87%	1.35%	1.03%[2]
Portfolio Turnover Rate[3]	14%	12%	42%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

S&P Small-Cap 600 Index Fund

Financial Highlights

ETF Shares
	Six Months	Year	Sept. 7,
	Ended	Ended	2010[1] to
	February 28,	Aug. 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$68.12	$58.84	$49.81
Investment Operations
Net Investment Income	.606	.745	.605
Net Realized and Unrealized Gain (Loss) on Investments	7.602	9.012	8.785
Total from Investment Operations	8.208	9.757	9.390
Distributions
Dividends from Net Investment Income	(1.018)	(.477)	(.360)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.018)	(.477)	(.360)
Net Asset Value, End of Period	$75.31	$68.12	$58.84

Total Return	12.17%	16.66%	18.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$56	$34	$12
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	1.80%	1.28%	0.96%[2]
Portfolio Turnover Rate[3]	14%	12%	42%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

S&P Small-Cap 600 Index Fund

Notes to Financial Statements

Vanguard S&P Small-Cap 600 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2012), and for the period ended February 28, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2013, the fund had contributed capital of $22,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

22

S&P Small-Cap 600 Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2013, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2013, the fund realized $3,146,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2012, the fund had available capital losses totaling $629,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2013, the cost of investment securities for tax purposes was $153,198,000. Net unrealized appreciation of investment securities for tax purposes was $19,655,000, consisting of unrealized gains of $27,034,000 on securities that had risen in value since their purchase and $7,379,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 28, 2013, the fund purchased $44,234,000 of investment securities and sold $23,075,000 of investment securities, other than temporary cash investments. Purchases and sales include $33,986,000 and $10,752,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

23

S&P Small-Cap 600 Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 28, 2013		August 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	18,295	128	24,308	191
Issued in Lieu of Cash Distributions	1,594	11	681	5
Redeemed	(15,374)	(107)	(10,065)	(78)
Net Increase (Decrease) —Institutional Shares	4,515	32	14,924	118
ETF Shares
Issued	21,098	300	22,750	350
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,492)	(50)	(3,005)	(50)
Net Increase (Decrease)—ETF Shares	17,606	250	19,745	300

At February 28, 2013, one shareholder was the record or beneficial owner of 52% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

G. In preparing the financial statements as of February 28, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

24

S&P Small-Cap 600 Value Index Fund

Fund Profile
As of February 28, 2013

Portfolio Characteristics
			DJ U.S.
		S&P	Total
		SmallCap	Market
		600 Value	FA
	Fund	Index	Index
Number of Stocks	445	444	3,593
Median Market Cap	$1.2B	$1.2B	$38.3B
Price/Earnings Ratio	21.4x	21.5x	17.4x
Price/Book Ratio	1.5x	1.5x	2.2x
Return on Equity	8.9%	8.8%	16.7%
Earnings Growth Rate	1.5%	1.5%	9.3%
Dividend Yield	1.6%	1.6%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	47%	—	—
Ticker Symbol	VIOV	—	—
Expense Ratio[1]	0.24%	—	—
30-Day SEC Yield	1.37%	—	—
Short-Term Reserves	0.2%	—	—

Sector Diversification (% of equity exposure)
			DJ U.S.
		S&P	Total
		SmallCap	Market
		600 Value	FA
	Fund	Index	Index
Consumer Discretionary	14.3%	14.2%	12.2%
Consumer Staples	4.0	4.0	9.5
Energy	5.7	5.7	10.3
Financials	22.8	23.5	17.2
Health Care	6.6	6.6	12.0
Industrials	18.8	18.3	11.2
Information Technology	12.9	12.9	17.6
Materials	6.8	6.7	3.9
Telecommunication
Services	0.4	0.4	2.6
Utilities	7.7	7.7	3.5

Ten Largest Holdings (% of total net assets)
ProAssurance Corp.	Property & Casualty
	Insurance	1.1%
EMCOR Group Inc.	Construction &
	Engineering	0.9
LaSalle Hotel Properties	Specialized REITs	0.9
Centene Corp.	Managed Health
	Care	0.9
Piedmont Natural Gas
Co. Inc.	Gas Utilities	0.9
EPR Properties	Specialized REITs	0.8
Casey's General Stores
Inc.	Food Retail	0.8
TreeHouse Foods Inc.	Packaged Foods &
	Meats	0.8
Bristow Group Inc.	Oil & Gas Equipment
	& Services	0.8
Southwest Gas Corp.	Gas Utilities	0.8
Top Ten		8.7%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratio shown is from the prospectus dated December 28, 2012, and represents estimated costs for the current fiscal year. For the six months ended February 28, 2013, the annualized expense ratio was 0.20%.

25

S&P Small-Cap 600 Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 7, 2010, Through February 28, 2013

Average Annual Total Returns: Periods Ended December 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
ETF Shares	9/7/2010
Market Price		18.05%	16.72%
Net Asset Value		17.97	16.68

See Financial Highlights for dividend and capital gains information.

26

S&P Small-Cap 600 Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (14.3%)
	Cracker Barrel Old Country
	Store Inc.	1,928	145
*	Live Nation Entertainment
	Inc.	11,488	122
*	Genesco Inc.	1,966	115
	Men’s Wearhouse Inc.	3,901	110
	Group 1 Automotive Inc.	1,739	100
*	Jos A Bank Clothiers Inc.	2,275	94
*	Fifth & Pacific Cos. Inc.	4,882	88
*	Children’s Place Retail
	Stores Inc.	1,920	87
	OfficeMax Inc.	7,056	85
	Finish Line Inc. Class A	4,138	75
	Wolverine World Wide Inc.	1,756	74
	Hillenbrand Inc.	2,806	69
*	Jack in the Box Inc.	2,167	69
*	Iconix Brand Group Inc.	2,891	68
*	Pinnacle Entertainment Inc.	4,799	67
	Sonic Automotive Inc.
	Class A	2,979	67
*	Skechers U.S.A. Inc. Class A	3,127	65
*	Quiksilver Inc.	10,140	63
	Cato Corp. Class A	2,198	56
	True Religion Apparel Inc.	1,979	53
*	DineEquity Inc.	746	52
	Monro Muffler Brake Inc.	1,393	52
	Arbitron Inc.	1,068	50
*	Pep Boys-Manny Moe
	& Jack	4,337	48
*	Helen of Troy Ltd.	1,273	47
*	Red Robin Gourmet Burgers
	Inc.	1,061	46
*	Marriott Vacations
	Worldwide Corp.	1,056	44
*	Crocs Inc.	2,827	43
	Texas Roadhouse Inc.
	Class A	2,206	43

			Market
			Value
		Shares	($000)
	American Greetings Corp.
	Class A	2,587	42
	CEC Entertainment Inc.	1,377	42
	Standard Motor Products Inc.	1,607	40
	Buckle Inc.	853	38
	Fred’s Inc. Class A	2,765	38
*	Maidenform Brands Inc.	1,932	37
*	Biglari Holdings Inc.	98	37
*	Ruby Tuesday Inc.	4,904	36
	Lithia Motors Inc. Class A	831	34
*	BJ’s Restaurants Inc.	1,057	33
	La-Z-Boy Inc.	1,738	32
*	Boyd Gaming Corp.	4,549	30
*	Capella Education Co.	925	29
	Brown Shoe Co. Inc.	1,746	29
	Harte-Hanks Inc.	3,500	25
*	EW Scripps Co. Class A	2,310	25
*	MarineMax Inc.	1,921	25
*	Standard Pacific Corp.	3,028	25
	Stage Stores Inc.	980	24
*	Sonic Corp.	2,114	24
*	Universal Electronics Inc.	1,216	24
	Hot Topic Inc.	2,121	23
	Callaway Golf Co.	3,328	22
	Big 5 Sporting Goods Corp.	1,360	21
	Universal Technical Institute
	Inc.	1,751	20
	JAKKS Pacific Inc.	1,672	20
	Superior Industries
	International Inc.	936	20
	Nutrisystem Inc.	2,306	19
	Stein Mart Inc.	2,226	19
	Marcus Corp.	1,521	19
*	ITT Educational Services Inc.	1,263	17
	Haverty Furniture Cos. Inc.	906	17
	Perry Ellis International Inc.	971	16
*	VOXX International Corp.
	Class A	1,532	15
*	Zumiez Inc.	647	15
*	Kirkland’s Inc.	1,215	14

27

S&P Small-Cap 600 Value Index Fund

			Market
			Value
		Shares	($000)
*	Blue Nile Inc.	415	14
*	Corinthian Colleges Inc.	6,308	13
	Spartan Motors Inc.	2,515	13
*	Career Education Corp.	4,122	13
	Blyth Inc.	911	13
	PetMed Express Inc.	905	12
	Lincoln Educational Services
	Corp.	1,731	11
*	K-Swiss Inc. Class A	1,957	9
*	Digital Generation Inc.	1,028	8
*	Christopher & Banks Corp.	1,315	8
*	Monarch Casino & Resort
	Inc.	769	8
*	Zale Corp.	1,101	4
*	Coldwater Creek Inc.	732	3
			3,172
Consumer Staples (4.0%)
	Casey’s General Stores Inc.	3,118	176
*	TreeHouse Foods Inc.	2,945	172
	Snyders-Lance Inc.	3,914	97
	Sanderson Farms Inc.	1,627	83
	Andersons Inc.	1,409	69
	B&G Foods Inc.	1,633	48
	J&J Snack Foods Corp.	539	37
	Spartan Stores Inc.	1,759	29
*	Central Garden and Pet Co.
	Class A	3,326	29
	WD-40 Co.	526	29
*	Diamond Foods Inc.	1,785	28
*	Alliance One International
	Inc.	6,658	25
*	Seneca Foods Corp. Class A	670	20
	Cal-Maine Foods Inc.	494	20
	Nash Finch Co.	992	19
	Calavo Growers Inc.	587	17
			898
Energy (5.7%)
	Bristow Group Inc.	2,929	171
	SEACOR Holdings Inc.	1,613	112
*	Hornbeck Offshore Services
	Inc.	2,594	110
	Lufkin Industries Inc.	1,314	85
*	Cloud Peak Energy Inc.	4,965	85
*	Stone Energy Corp.	4,024	82
*	PDC Energy Inc.	1,528	71
*	Exterran Holdings Inc.	2,802	71
*	TETRA Technologies Inc.	6,367	59
*	Swift Energy Co.	3,506	47
*	Pioneer Energy Services
	Corp.	5,074	44
	Contango Oil & Gas Co.	1,045	40
*	ION Geophysical Corp.	5,416	36
*	Matrix Service Co.	2,094	33
*	Basic Energy Services Inc.	2,211	32

			Market
			Value
		Shares	($000)
*	Era Group Inc.	1,602	32
*	Carrizo Oil & Gas Inc.	1,326	31
*	Comstock Resources Inc.	2,173	31
*	Approach Resources Inc.	1,233	31
	Gulf Island Fabrication Inc.	1,164	28
*	C&J Energy Services Inc.	851	21
	Penn Virginia Corp.	4,453	18
*	PetroQuest Energy Inc.	2,050	8
			1,278
Financials (22.8%)
	ProAssurance Corp.	5,003	235
	LaSalle Hotel Properties	7,672	195
	EPR Properties	3,813	186
*	Stifel Financial Corp.	4,622	160
	DiamondRock Hospitality Co.	15,887	142
	Mid-America Apartment
	Communities Inc.	1,755	122
	Cash America International
	Inc.	2,365	120
	Tanger Factory Outlet
	Centers	3,369	119
	Umpqua Holdings Corp.	9,110	114
	Old National Bancorp	8,253	111
	Selective Insurance Group
	Inc.	4,477	100
	Northwest Bancshares Inc.	7,933	99
	United Bankshares Inc.	3,724	97
	RLI Corp.	1,382	95
	Community Bank System
	Inc.	3,222	93
	Colonial Properties Trust	4,045	87
	Healthcare Realty Trust Inc.	3,266	87
	Medical Properties Trust Inc.	5,959	86
	Lexington Realty Trust	7,169	82
	Susquehanna Bancshares
	Inc.	6,981	81
	Franklin Street Properties
	Corp.	5,873	81
*	Ezcorp Inc. Class A	3,878	80
	Prospect Capital Corp.	6,870	77
	First Financial Bancorp	4,763	73
	UMB Financial Corp.	1,508	69
	Provident Financial Services
	Inc.	4,410	66
	Horace Mann Educators
	Corp.	3,207	66
*	National Financial Partners
	Corp.	3,245	64
	Glacier Bancorp Inc.	3,635	63
	EastGroup Properties Inc.	1,088	62
	Government Properties
	Income Trust	2,183	58
	Wintrust Financial Corp.	1,576	57
	NBT Bancorp Inc.	2,752	56
	Sovran Self Storage Inc.	920	56

28

S&P Small-Cap 600 Value Index Fund

			Market
			Value
		Shares	($000)
	Infinity Property & Casualty
	Corp.	953	54
	Tower Group Inc.	2,818	53
*	Financial Engines Inc.	1,581	52
	CVB Financial Corp.	4,674	49
*	Forestar Group Inc.	2,833	49
	First Financial Bankshares Inc.	1,100	49
	Interactive Brokers Group Inc.	3,335	49
	LTC Properties Inc.	1,270	49
	PS Business Parks Inc.	661	49
	Safety Insurance Group Inc.	1,039	49
*	AMERISAFE Inc.	1,487	48
*	Navigators Group Inc.	861	48
	Acadia Realty Trust	1,780	48
	MB Financial Inc.	1,968	47
	United Fire Group Inc.	1,788	44
	S&T Bancorp Inc.	2,431	44
*	Hanmi Financial Corp.	2,576	44
	Banner Corp.	1,430	42
	First Midwest Bancorp Inc.	3,369	42
*	United Community Banks Inc.	3,779	41
	TrustCo Bank Corp. NY	7,686	40
	Kite Realty Group Trust	5,984	39
	Tompkins Financial Corp.	942	39
*	Investment Technology
	Group Inc.	3,110	38
*	World Acceptance Corp.	460	36
	Cousins Properties Inc.	3,516	34
	Simmons First National Corp.
	Class A	1,346	34
	Independent Bank Corp.	1,066	34
	Stewart Information Services
	Corp.	1,439	33
	Columbia Banking System
	Inc.	1,571	31
	Employers Holdings Inc.	1,491	31
	Pennsylvania REIT	1,720	31
*	First BanCorp	5,666	31
	Inland Real Estate Corp.	3,204	31
	City Holding Co.	796	30
	Parkway Properties Inc.	1,592	27
	Meadowbrook Insurance
	Group Inc.	3,781	27
	Sterling Bancorp	2,502	25
	Getty Realty Corp.	1,252	25
	Urstadt Biddle Properties Inc.
	Class A	1,094	23
*	Piper Jaffray Cos.	534	21
	Brookline Bancorp Inc.	2,207	20
	Bank Mutual Corp.	3,482	20
	Calamos Asset Management
	Inc. Class A	1,647	18
	Saul Centers Inc.	412	18
*	SWS Group Inc.	2,285	15

			Market
			Value
		Shares	($000)
	Dime Community Bancshares
	Inc.	1,025	15
	Cedar Realty Trust Inc.	2,475	14
			5,069
Health Care (6.6%)
*	Centene Corp.	4,203	189
*	Magellan Health Services Inc.	2,250	116
*	Cubist Pharmaceuticals Inc.	2,097	89
*	Amsurg Corp. Class A	2,579	78
*	Molina Healthcare Inc.	2,427	77
	CONMED Corp.	2,319	72
*	NuVasive Inc.	3,547	66
	West Pharmaceutical
	Services Inc.	974	59
*	Kindred Healthcare Inc.	4,351	49
	Chemed Corp.	615	48
	Ensign Group Inc.	1,429	45
*	PharMerica Corp.	2,383	34
	Invacare Corp.	2,349	34
	Hi-Tech Pharmacal Co. Inc.	897	33
	Meridian Bioscience Inc.	1,558	33
*	Emergent Biosolutions Inc.	2,058	32
	Quality Systems Inc.	1,704	32
*	Integra LifeSciences
	Holdings Corp.	772	32
*	Symmetry Medical Inc.	2,973	31
*	IPC The Hospitalist Co. Inc.	688	29
*	Amedisys Inc.	2,500	28
*	LHC Group Inc.	1,195	24
*	Merit Medical Systems Inc.	2,032	24
*	Gentiva Health Services Inc.	2,302	24
*	Affymetrix Inc.	5,714	23
*	AMN Healthcare Services Inc.	1,508	21
*	Omnicell Inc.	1,046	19
*	ABIOMED Inc.	1,097	18
	Computer Programs &
	Systems Inc.	312	16
*	Healthways Inc.	1,179	15
*	Cross Country Healthcare Inc.	2,498	14
	Almost Family Inc.	671	14
*	Corvel Corp.	254	12
*	Natus Medical Inc.	896	11
*	SurModics Inc.	433	11
*	Palomar Medical
	Technologies Inc.	835	9
	CryoLife Inc.	1,251	8
*	Enzo Biochem Inc.	1,160	4
			1,473
Industrials (18.8%)
	EMCOR Group Inc.	5,416	209
*	Moog Inc. Class A	3,691	166
*	Tetra Tech Inc.	5,196	150
*	Teledyne Technologies Inc.	1,892	139
	Curtiss-Wright Corp.	3,808	132

29

S&P Small-Cap 600 Value Index Fund

			Market
			Value
		Shares	($000)
	United Stationers Inc.	3,274	119
	AO Smith Corp.	1,579	113
	Watts Water Technologies
	Inc. Class A	2,279	107
	Barnes Group Inc.	3,826	102
*	Atlas Air Worldwide Holdings
	Inc.	2,130	101
	Briggs & Stratton Corp.	3,862	94
	ABM Industries Inc.	4,099	93
*	Mobile Mini Inc.	3,088	83
	Belden Inc.	1,618	81
	Brady Corp. Class A	2,247	77
	Applied Industrial
	Technologies Inc.	1,746	76
*	Korn/Ferry International	3,956	73
*	Orbital Sciences Corp.	4,843	72
*	EnerSys Inc.	1,660	68
	Albany International Corp.	2,353	67
	Universal Forest Products
	Inc.	1,612	65
	G&K Services Inc. Class A	1,557	65
*	TrueBlue Inc.	3,273	63
	UniFirst Corp.	744	62
	Astec Industries Inc.	1,709	61
	CIRCOR International Inc.	1,422	59
	SkyWest Inc.	4,179	58
	Actuant Corp. Class A	1,902	58
	AAR Corp.	3,257	57
*	Dycom Industries Inc.	2,659	56
*	Navigant Consulting Inc.	4,174	53
*	Hub Group Inc. Class A	1,391	52
	Insperity Inc.	1,802	51
	Simpson Manufacturing Co.
	Inc.	1,737	51
	Kaman Corp.	1,345	47
	ESCO Technologies Inc.	1,155	47
	Viad Corp.	1,656	45
	Mueller Industries Inc.	850	45
	John Bean Technologies
	Corp.	2,365	44
*	Powell Industries Inc.	740	43
	Griffon Corp.	3,730	42
	Kaydon Corp.	1,680	42
	Tennant Co.	898	42
*	Aegion Corp. Class A	1,737	42
*	Gibraltar Industries Inc.	2,350	40
*	Federal Signal Corp.	5,099	40
	Kelly Services Inc. Class A	2,217	39
	Comfort Systems USA Inc.	3,053	38
	Knight Transportation Inc.	2,417	38
	Titan International Inc.	1,776	37
*	EnPro Industries Inc.	798	37
*	Aerovironment Inc.	1,541	34
	Forward Air Corp.	903	34
	Interface Inc. Class A	1,715	31

			Market
			Value
		Shares	($000)
	National Presto Industries
	Inc.	396	30
	Cubic Corp.	714	30
*	II-VI Inc.	1,632	28
	Apogee Enterprises Inc.	1,056	27
	Heartland Express Inc.	1,966	27
	American Science &
	Engineering Inc.	424	27
*	Consolidated Graphics Inc.	661	26
*	Engility Holdings Inc.	1,341	25
*	Exponent Inc.	471	24
	Arkansas Best Corp.	1,925	22
*	GenCorp Inc.	1,809	22
	Encore Wire Corp.	662	22
*	Orion Marine Group Inc.	2,194	21
	AAON Inc.	798	19
	CDI Corp.	1,125	19
	Heidrick & Struggles
	International Inc.	1,322	18
	Resources Connection Inc.	1,373	17
*	NCI Building Systems Inc.	704	12
*	Vicor Corp.	1,589	8
*	Dolan Co.	2,330	7
			4,171
Information Technology (12.9%)
	Anixter International Inc.	2,179	150
*	ViaSat Inc.	2,022	95
*	CACI International Inc.
	Class A	1,858	94
*	SYNNEX Corp.	2,158	82
*	Benchmark Electronics Inc.	4,509	79
	Tessera Technologies Inc.	4,252	76
*	Insight Enterprises Inc.	3,628	70
*	Plexus Corp.	2,856	70
*	ScanSource Inc.	2,252	68
*	Progress Software Corp.	2,832	64
*	TriQuint Semiconductor Inc.	13,553	64
*	Synaptics Inc.	1,719	60
	MKS Instruments Inc.	2,188	59
	Brooks Automation Inc.	5,412	55
	j2 Global Inc.	1,514	54
*	Harmonic Inc.	9,448	54
	Blackbaud Inc.	1,881	52
*	Newport Corp.	3,127	51
*	Take-Two Interactive
	Software Inc.	3,481	51
	Power Integrations Inc.	1,183	49
*	Sykes Enterprises Inc.	3,184	47
	Coherent Inc.	765	44
*	Cardtronics Inc.	1,673	44
	United Online Inc.	7,439	44
*	Digital River Inc.	2,906	41
	Park Electrochemical Corp.	1,584	40
*	Checkpoint Systems Inc.	3,323	39

30

S&P Small-Cap 600 Value Index Fund

			Market
			Value
		Shares	($000)
	Comtech
	Telecommunications Corp.	1,425	38
	Methode Electronics Inc.	2,885	38
	Heartland Payment Systems
	Inc.	1,170	36
*	Bottomline Technologies de
	Inc.	1,318	36
*	Rofin-Sinar Technologies Inc.	1,313	35
*	TeleTech Holdings Inc.	1,824	34
*	Synchronoss Technologies
	Inc.	1,119	34
	Black Box Corp.	1,357	33
*	MicroStrategy Inc. Class A	323	33
	EPIQ Systems Inc.	2,583	32
	Cabot Microelectronics Corp.	937	32
*	OSI Systems Inc.	547	32
*	ATMI Inc.	1,293	28
*	GT Advanced Technologies
	Inc.	9,621	28
	CTS Corp.	2,730	27
*	FARO Technologies Inc.	604	26
	Monotype Imaging Holdings
	Inc.	1,197	25
*	Super Micro Computer Inc.	2,128	25
*	Rogers Corp.	509	24
*	CIBER Inc.	5,409	24
*	CSG Systems International
	Inc.	1,199	23
*	Diodes Inc.	1,160	23
	MTS Systems Corp.	419	23
*	comScore Inc.	1,390	22
	Micrel Inc.	2,029	21
	Ebix Inc.	1,323	21
*	Digi International Inc.	2,131	21
*	LogMeIn Inc.	1,174	21
*	TTM Technologies Inc.	2,542	21
*	Intermec Inc.	2,087	21
	Supertex Inc.	844	19
*	DTS Inc.	954	19
	Daktronics Inc.	1,833	19
	Forrester Research Inc.	680	19
	Cohu Inc.	1,840	19
*	Mercury Systems Inc.	2,607	18
*	Avid Technology Inc.	2,454	17
*	Ceva Inc.	1,106	17
*	Virtusa Corp.	717	15
*	Oplink Communications Inc.	928	14
*	Higher One Holdings Inc.	1,586	14
	Bel Fuse Inc. Class B	850	14
*	DSP Group Inc.	1,760	13
*	Pericom Semiconductor Corp.	1,730	12
*	QuinStreet Inc.	2,075	12
	Electro Scientific Industries
	Inc.	1,030	11
*	Volterra Semiconductor Corp.	709	11

			Market
			Value
		Shares	($000)
*	Kopin Corp.	3,189	10
*	Intevac Inc.	1,897	9
*	Sigma Designs Inc.	1,677	8
*	Radisys Corp.	1,856	8
*	Symmetricom Inc.	1,486	7
*	Rubicon Technology Inc.	1,385	7
*	STR Holdings Inc.	3,121	6
*	Agilysys Inc.	652	6
	PC-Tel Inc.	773	5
			2,862
Materials (6.8%)
*	Clearwater Paper Corp.	1,889	91
	Buckeye Technologies Inc.	3,149	87
	Innophos Holdings Inc.	1,768	86
	Kaiser Aluminum Corp.	1,368	84
	KapStone Paper and
	Packaging Corp.	3,124	83
	Stepan Co.	1,354	83
	A Schulman Inc.	2,385	75
*	RTI International Metals Inc.	2,469	73
*	OM Group Inc.	2,638	65
*	Kraton Performance
	Polymers Inc.	2,629	63
	PH Glatfelter Co.	3,480	63
	Schweitzer-Mauduit
	International Inc.	1,520	56
	Haynes International Inc.	1,004	52
*	Stillwater Mining Co.	3,814	50
*	Calgon Carbon Corp.	2,796	48
	Balchem Corp.	1,177	47
	Materion Corp.	1,671	46
	Koppers Holdings Inc.	1,027	43
	AMCOL International Corp.	1,307	38
	Wausau Paper Corp.	3,799	37
*	LSB Industries Inc.	955	37
*	Century Aluminum Co.	4,148	34
	Zep Inc.	1,809	27
	AK Steel Holding Corp.	6,592	25
*	AM Castle & Co.	1,343	22
	Myers Industries Inc.	1,306	19
	Tredegar Corp.	759	19
	Hawkins Inc.	431	17
	Neenah Paper Inc.	539	16
	Olympic Steel Inc.	741	15
			1,501
Telecommunication Services (0.4%)
	USA Mobility Inc.	1,773	21
	Atlantic Tele-Network Inc.	401	19
*	Cbeyond Inc.	2,410	17
	NTELOS Holdings Corp.	1,247	15
*	General Communication Inc.
	Class A	1,025	9
	Lumos Networks Corp.	635	7
			88

31

S&P Small-Cap 600 Value Index Fund

		Market
		Value
	Shares	($000)
Utilities (7.7%)
Piedmont Natural Gas Co.
Inc.	5,866	189
Southwest Gas Corp.	3,756	170
UIL Holdings Corp.	4,114	161
UNS Energy Corp.	3,369	159
New Jersey Resources Corp.	3,393	151
South Jersey Industries Inc.	2,545	140
ALLETE Inc.	2,846	134
Avista Corp.	4,864	127
NorthWestern Corp.	3,029	118
El Paso Electric Co.	3,258	109
Northwest Natural Gas Co.	2,188	100
Laclede Group Inc.	1,708	70
CH Energy Group Inc.	697	45
American States Water Co.	684	36
		1,709
Total Common Stocks
(Cost $20,280)		22,221
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
1 Vanguard Market
Liquidity Fund, 0.143%
(Cost $40)	39,835	40
Total Investments (100.2%)
(Cost $20,320)		22,261
Other Assets and Liabilities (-0.2%)
Other Assets		200
Liabilities		(243)
		(43)
ETF Shares—Net Assets (100%)
Applicable to 300,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		22,218
Net Asset Value Per Share—
ETF Shares		$74.06

At February 28, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	21,202
Undistributed Net Investment Income	125
Accumulated Net Realized Losses	(1,050)
Unrealized Appreciation (Depreciation)	1,941
Net Assets	22,218

See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

32

S&P Small-Cap 600 Value Index Fund

Statement of Operations

Six Months Ended
February 28, 2013
($000)
Investment Income
Income
Dividends	210
Total Income	210
Expenses
The Vanguard Group—Note B
Management and Administrative	14
Custodian Fees	3
Shareholders’ Reports	1
Total Expenses	18
Net Investment Income	192
Realized Net Gain (Loss) on Investment Securities Sold	2,165
Change in Unrealized Appreciation (Depreciation) of Investment Securities	15
Net Increase (Decrease) in Net Assets Resulting from Operations	2,372

See accompanying Notes, which are an integral part of the Financial Statements.

33

S&P Small-Cap 600 Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	192	241
Realized Net Gain (Loss)	2,165	199
Change in Unrealized Appreciation (Depreciation)	15	2,022
Net Increase (Decrease) in Net Assets Resulting from Operations	2,372	2,462
Distributions
Net Investment Income	(227)	(163)
Realized Capital Gain	—	—
Total Distributions	(227)	(163)
Capital Share Transactions
Issued	10,627	2,868
Issued in Lieu of Cash Distributions	—	—
Redeemed	(7,001)	(2,890)
Net Increase (Decrease) from Capital Share Transactions	3,626	(22)
Total Increase (Decrease)	5,771	2,277
Net Assets
Beginning of Period	16,447	14,170
End of Period[1]	22,218	16,447
1 Net Assets—End of Period includes undistributed net investment income of $125,000 and $160,000.

See accompanying Notes, which are an integral part of the Financial Statements.

34

S&P Small-Cap 600 Value Index Fund

Financial Highlights

ETF Shares
	Six Months	Year	Sept. 7,
	Ended	Ended	2010[1] to
	February 28,	Aug. 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$65.79	$56.68	$49.79
Investment Operations
Net Investment Income	.684	.960	.741
Net Realized and Unrealized Gain (Loss) on Investments	8.493	8.801	6.519
Total from Investment Operations	9.177	9.761	7.260
Distributions
Dividends from Net Investment Income	(.907)	(.651)	(.370)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.907)	(.651)	(.370)
Net Asset Value, End of Period	$74.06	$65.79	$56.68

Total Return	14.05%	17.33%	14.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22	$16	$14
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%[2]
Ratio of Net Investment Income to Average Net Assets	1.98%	1.56%	1.32%[2]
Portfolio Turnover Rate[3]	47%	29%	70%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

35

S&P Small-Cap 600 Value Index Fund

Notes to Financial Statements

Vanguard S&P Small-Cap 600 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. During the six months ended February 28, 2013, there were no investors in the Institutional share class. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2012), and for the period ended February 28, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2013, the fund had contributed capital of $2,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

36

S&P Small-Cap 600 Value Index Fund

At February 28, 2013, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2013, the fund realized $2,340,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2012, the fund had available capital losses totaling $875,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2013, the cost of investment securities for tax purposes was $20,320,000. Net unrealized appreciation of investment securities for tax purposes was $1,941,000, consisting of unrealized gains of $2,321,000 on securities that had risen in value since their purchase and $380,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 28, 2013, the fund purchased $17,456,000 of investment securities and sold $13,850,000 of investment securities, other than temporary cash investments. Purchases and sales include $10,621,000 and $6,880,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	February 28, 2013	August 31, 2012
	Shares	Shares
	(000)	(000)
Issued	150	50
Issued in Lieu of Cash Distributions	—	—
Redeemed	(100)	(50)
Net Increase (Decrease) in Shares Outstanding	50	—

G. In preparing the financial statements as of February 28, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

37

S&P Small-Cap 600 Growth Index Fund

Fund Profile
As of February 28, 2013

Portfolio Characteristics
		S&P	DJ U.S.
		SmallCap	Total
		600	Market
		Growth	FA
	Fund	Index	Index
Number of Stocks	351	352	3,593
Median Market Cap	$1.4B	$1.4B	$38.3B
Price/Earnings Ratio	23.7x	23.6x	17.4x
Price/Book Ratio	2.7x	2.7x	2.2x
Return on Equity	10.8%	10.8%	16.7%
Earnings Growth Rate	12.0%	12.0%	9.3%
Dividend Yield	0.9%	0.9%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	45%	—	—
Ticker Symbol	VIOG	—	—
Expense Ratio[1]	0.20%	—	—
30-Day SEC Yield	0.69%	—	—
Short-Term Reserves	0.2%	—	—

Sector Diversification (% of equity exposure)
		S&P	DJ U.S.
		SmallCap	Total
		600	Market
		Growth	FA
	Fund	Index	Index
Consumer Discretionary	16.4%	16.3%	12.2%
Consumer Staples	3.7	3.7	9.5
Energy	3.3	3.2	10.3
Financials	18.9	19.5	17.2
Health Care	14.6	14.5	12.0
Industrials	12.2	12.1	11.2
Information Technology	23.6	23.4	17.6
Materials	6.5	6.5	3.9
Telecommunication
Services	0.4	0.4	2.6
Utilities	0.4	0.4	3.5

Ten Largest Holdings (% of total net assets)
Brunswick Corp.	Leisure Products	1.2%
Cymer Inc.	Semiconductor
	Equipment	1.1
Eagle Materials Inc.	Construction
	Materials	1.1
3D Systems Corp.	Computer Hardware	1.0
Gulfport Energy Corp.	Oil & Gas Exploration
	& Production	1.0
Toro Co.	Construction & Farm
	Machinery & Heavy
	Trucks	1.0
Post Properties Inc.	Residential REITs	1.0
Old Dominion Freight
Line Inc.	Trucking	0.9
MAXIMUS Inc.	IT Consulting &
	Other Services	0.9
Geo Group Inc.	Specialized REITs	0.9
Top Ten		10.1%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratio shown is from the prospectus dated December 28, 2012, and represents estimated costs for the current fiscal year. For the six months ended February 28, 2013, the annualized expense ratio was 0.20%.

38

S&P Small-Cap 600 Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 7, 2010, Through February 28, 2013

Average Annual Total Returns: Periods Ended December 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
ETF Shares	9/7/2010
Market Price		14.42%	18.22%
Net Asset Value		14.37	18.22

See Financial Highlights for dividend and capital gains information.

39

S&P Small-Cap 600 Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (16.4%)
	Brunswick Corp.	7,644	279
	Pool Corp.	3,988	182
*	Steven Madden Ltd.	3,489	154
	Ryland Group Inc.	3,856	138
*	Lumber Liquidators Holdings
	Inc.	2,318	137
*	Vitamin Shoppe Inc.	2,576	135
*	Buffalo Wild Wings Inc.	1,588	125
*	Coinstar Inc.	2,384	122
*	Hibbett Sports Inc.	2,204	116
*	Meritage Homes Corp.	2,644	107
	Wolverine World Wide Inc.	2,344	99
*	Select Comfort Corp.	4,785	98
	Sturm Ruger & Co. Inc.	1,636	89
*	Fifth & Pacific Cos. Inc.	4,542	82
	Dorman Products Inc.	2,301	80
*	Papa John’s International Inc.	1,482	77
*	SHFL Entertainment Inc.	4,778	76
*	Crocs Inc.	4,816	73
	Interval Leisure Group Inc.	3,301	69
*	Iconix Brand Group Inc.	2,796	66
	Buckle Inc.	1,450	65
	Ethan Allen Interiors Inc.	2,218	62
*	American Public Education
	Inc.	1,544	60
	Hillenbrand Inc.	2,408	59
	Oxford Industries Inc.	1,219	59
	Drew Industries Inc.	1,607	58
*	Marriott Vacations
	Worldwide Corp.	1,348	56
	Movado Group Inc.	1,518	55
	Arbitron Inc.	1,120	52
	Texas Roadhouse Inc.
	Class A	2,712	52
*	Helen of Troy Ltd.	1,390	52
*	Standard Pacific Corp.	6,226	51
	La-Z-Boy Inc.	2,629	48

			Market
			Value
		Shares	($000)
*	iRobot Corp.	2,236	48
*	Winnebago Industries Inc.	2,407	47
*	Multimedia Games Holding
	Co. Inc.	2,417	45
*	Jack in the Box Inc.	1,388	44
*	M/I Homes Inc.	1,818	42
	Stage Stores Inc.	1,683	42
*	Arctic Cat Inc.	1,127	41
	Monro Muffler Brake Inc.	1,050	39
*	DineEquity Inc.	538	38
	Lithia Motors Inc. Class A	910	37
*	rue21 inc	1,333	36
*	Tuesday Morning Corp.	3,630	32
*	BJ’s Restaurants Inc.	990	31
*	Zumiez Inc.	1,217	28
*	Ruth’s Hospitality Group Inc.	3,039	28
*	Sonic Corp.	2,423	27
	Brown Shoe Co. Inc.	1,639	27
	Superior Industries
	International Inc.	995	22
*	Blue Nile Inc.	634	22
	Callaway Golf Co.	2,503	17
	Hot Topic Inc.	1,351	15
	Haverty Furniture Cos. Inc.	710	13
*	Christopher & Banks Corp.	1,739	11
	PetMed Express Inc.	739	9
*	Digital Generation Inc.	1,067	8
*	Zale Corp.	1,056	4
*	Coldwater Creek Inc.	930	3
			3,789
Consumer Staples (3.7%)
*	Hain Celestial Group Inc.	3,829	210
*	Darling International Inc.	10,055	168
*	Boston Beer Co. Inc. Class A	717	111
*	Prestige Brands Holdings Inc.	4,313	102
	B&G Foods Inc.	2,783	82
	J&J Snack Foods Corp.	691	48
	WD-40 Co.	704	38
	Inter Parfums Inc.	1,384	35
*	Medifast Inc.	1,168	27

40

S&P Small-Cap 600 Growth Index Fund

			Market
			Value
		Shares	($000)
	Cal-Maine Foods Inc.	666	27
	Calavo Growers Inc.	459	13
			861
Energy (3.3%)
*	Gulfport Energy Corp.	5,659	232
*	Geospace Technologies Corp.	1,089	106
	Lufkin Industries Inc.	1,493	97
*	C&J Energy Services Inc.	2,847	69
*	Exterran Holdings Inc.	2,606	66
*	PDC Energy Inc.	979	46
*	Carrizo Oil & Gas Inc.	1,708	40
*	Approach Resources Inc.	1,521	37
*	ION Geophysical Corp.	4,616	30
*	Comstock Resources Inc.	1,541	22
*	PetroQuest Energy Inc.	2,602	10
			755
Financials (18.9%)
	Post Properties Inc.	4,646	222
	Geo Group Inc.	6,086	210
*	Portfolio Recovery
	Associates Inc.	1,442	169
	Tanger Factory Outlet
	Centers	4,490	158
*	Texas Capital Bancshares Inc.	3,466	146
	FNB Corp.	11,936	136
	MarketAxess Holdings Inc.	3,185	124
	Mid-America Apartment
	Communities Inc.	1,769	123
*	First Cash Financial Services
	Inc.	2,250	119
	Healthcare Realty Trust Inc.	4,022	107
	Prospect Capital Corp.	9,551	107
	National Penn Bancshares
	Inc.	10,343	101
	Susquehanna Bancshares
	Inc.	8,597	100
	Sovran Self Storage Inc.	1,637	100
	Bank of the Ozarks Inc.	2,518	97
	PrivateBancorp Inc.	5,340	96
	Sabra Health Care REIT Inc.	3,164	84
*	Virtus Investment Partners
	Inc.	496	83
	BBCN Bancorp Inc.	6,664	83
	EastGroup Properties Inc.	1,392	79
	Medical Properties Trust Inc.	5,325	77
	PacWest Bancorp	2,748	75
	Acadia Realty Trust	2,466	66
	Home BancShares Inc.	1,961	66
	First Commonwealth
	Financial Corp.	8,765	64
	ViewPoint Financial Group
	Inc.	3,042	63
	First Financial Bankshares
	Inc.	1,407	63

			Market
			Value
		Shares	($000)
	PS Business Parks Inc.	844	62
	Lexington Realty Trust	5,449	62
	MB Financial Inc.	2,620	62
	Universal Health Realty
	Income Trust	1,084	62
	Boston Private Financial
	Holdings Inc.	6,746	62
	Colonial Properties Trust	2,832	61
*	Financial Engines Inc.	1,866	61
*	Pinnacle Financial Partners
	Inc.	2,788	61
	UMB Financial Corp.	1,195	55
*	Encore Capital Group Inc.	1,843	54
	Wintrust Financial Corp.	1,465	53
	HFF Inc. Class A	2,795	51
	Oritani Financial Corp.	3,336	49
	LTC Properties Inc.	1,269	49
	Pennsylvania REIT	2,706	49
*	World Acceptance Corp.	614	48
	Glacier Bancorp Inc.	2,326	41
	Cousins Properties Inc.	4,011	39
	Government Properties
	Income Trust	1,396	37
	First Midwest Bancorp Inc.	2,868	36
	Columbia Banking System
	Inc.	1,723	34
	Brookline Bancorp Inc.	3,648	33
*	Piper Jaffray Cos.	834	32
	Inland Real Estate Corp.	3,252	31
*	Wilshire Bancorp Inc.	5,296	31
	Saul Centers Inc.	653	29
	CVB Financial Corp.	2,633	28
*	eHealth Inc.	1,722	27
	Independent Bank Corp.	818	26
	Employers Holdings Inc.	1,055	22
	Urstadt Biddle Properties Inc.
	Class A	1,030	22
	Parkway Properties Inc.	1,179	20
	Dime Community Bancshares
	Inc.	1,393	20
	Getty Realty Corp.	968	19
	City Holding Co.	486	18
	Cedar Realty Trust Inc.	2,019	12
			4,376
Health Care (14.6%)
*	Salix Pharmaceuticals Ltd.	4,271	209
*	Align Technology Inc.	6,115	192
*	Haemonetics Corp.	4,404	182
*	PAREXEL International Corp.	5,023	174
	Questcor Pharmaceuticals
	Inc.	4,991	163
*	Medicines Co.	4,599	146
*	ViroPharma Inc.	5,628	140
*	Cubist Pharmaceuticals Inc.	3,300	140
	Air Methods Corp.	2,976	133

41

S&P Small-Cap 600 Growth Index Fund

			Market
			Value
		Shares	($000)
*	MWI Veterinary Supply Inc.	1,027	130
	West Pharmaceutical
	Services Inc.	1,894	114
*	Acorda Therapeutics Inc.	3,429	102
*	Medidata Solutions Inc.	1,903	99
*	Cyberonics Inc.	2,036	93
*	Neogen Corp.	1,907	89
*	Hanger Inc.	2,925	87
*	Akorn Inc.	5,786	80
	Analogic Corp.	1,046	78
	Chemed Corp.	1,005	78
	Abaxis Inc.	1,762	75
*	ICU Medical Inc.	1,096	62
	Cantel Medical Corp.	1,838	57
*	Bio-Reference Labs Inc.	2,087	55
*	Greatbatch Inc.	2,028	55
*	Luminex Corp.	3,235	55
	Spectrum Pharmaceuticals
	Inc.	4,443	51
*	Momenta Pharmaceuticals
	Inc.	3,896	50
	Landauer Inc.	810	48
	Meridian Bioscience Inc.	1,895	40
*	HealthStream Inc.	1,670	36
*	Integra LifeSciences
	Holdings Corp.	848	34
*	Omnicell Inc.	1,728	31
*	AMN Healthcare Services
	Inc.	2,199	31
*	ABIOMED Inc.	1,929	31
	Quality Systems Inc.	1,597	30
*	Cambrex Corp.	2,552	29
	Computer Programs &
	Systems Inc.	561	29
*	IPC The Hospitalist Co. Inc.	698	29
*	Healthways Inc.	1,664	21
*	Natus Medical Inc.	1,628	21
*	Merit Medical Systems Inc.	1,238	15
*	SurModics Inc.	572	14
*	Corvel Corp.	254	12
*	Arqule Inc.	4,917	12
*	Palomar Medical
	Technologies Inc.	630	7
*	Enzo Biochem Inc.	1,675	5
	CryoLife Inc.	797	5
			3,369
Industrials (12.2%)
	Toro Co.	5,015	226
*	Old Dominion Freight Line
	Inc.	6,033	217
	Healthcare Services Group
	Inc.	5,783	139
	Actuant Corp. Class A	4,232	129
	AO Smith Corp.	1,656	118
	Franklin Electric Co. Inc.	1,646	107

			Market
			Value
		Shares	($000)
	Allegiant Travel Co. Class A	1,302	104
	Belden Inc.	2,074	104
*	EnerSys Inc.	2,401	98
	AZZ Inc.	2,163	97
	Lindsay Corp.	1,087	93
*	Teledyne Technologies Inc.	1,166	86
*	On Assignment Inc.	3,722	81
	Mueller Industries Inc.	1,512	80
	Applied Industrial
	Technologies Inc.	1,760	76
	Quanex Building Products
	Corp.	3,156	63
*	Hub Group Inc. Class A	1,578	60
	Forward Air Corp.	1,558	59
	Standex International Corp.	1,088	59
	Interface Inc. Class A	3,094	57
	Brady Corp. Class A	1,574	54
*	II-VI Inc.	2,941	51
	Simpson Manufacturing Co.
	Inc.	1,616	47
	Titan International Inc.	2,205	47
*	EnPro Industries Inc.	934	43
	ESCO Technologies Inc.	1,065	43
	UniFirst Corp.	496	41
	Knight Transportation Inc.	2,507	39
*	GenCorp Inc.	3,255	39
*	Aegion Corp. Class A	1,543	37
	Apogee Enterprises Inc.	1,309	34
*	Exponent Inc.	633	32
	Tennant Co.	651	30
	Kaman Corp.	862	30
	Encore Wire Corp.	891	29
	Cubic Corp.	617	26
	Resources Connection Inc.	2,095	26
	Heartland Express Inc.	1,848	25
	Kaydon Corp.	990	25
*	Lydall Inc.	1,461	22
	AAON Inc.	736	18
	American Science &
	Engineering Inc.	265	17
*	NCI Building Systems Inc.	858	14
			2,822
Information Technology (23.6%)
*	Cymer Inc.	2,658	263
*	3D Systems Corp.	6,283	232
	MAXIMUS Inc.	2,911	212
	FEI Co.	3,254	206
*	Arris Group Inc.	9,680	168
*	Microsemi Corp.	7,712	159
*	Hittite Microwave Corp.	2,315	150
	Cognex Corp.	3,412	141
*	Sourcefire Inc.	2,569	138
*	Cirrus Logic Inc.	5,592	134
*	Tyler Technologies Inc.	2,244	127
	Littelfuse Inc.	1,865	123

42

S&P Small-Cap 600 Growth Index Fund

			Market
			Value
		Shares	($000)
*	Manhattan Associates Inc.	1,697	119
*	NETGEAR Inc.	3,268	111
*	OpenTable Inc.	1,941	108
*	Dealertrack Technologies Inc.	3,647	108
*	Veeco Instruments Inc.	3,344	107
*	Ultratech Inc.	2,307	95
*	Electronics for Imaging Inc.	3,976	92
*	Ixia	4,511	91
	NIC Inc.	5,022	89
*	Netscout Systems Inc.	3,070	78
	j2 Global Inc.	2,099	75
	Coherent Inc.	1,248	72
*	Liquidity Services Inc.	2,101	72
*	Kulicke & Soffa Industries
	Inc.	6,408	69
*	ExlService Holdings Inc.	2,224	67
	Monolithic Power Systems
	Inc.	2,697	66
*	LivePerson Inc.	4,296	62
	Badger Meter Inc.	1,223	62
	Heartland Payment Systems
	Inc.	1,989	62
*	ViaSat Inc.	1,302	61
*	Take-Two Interactive
	Software Inc.	4,111	60
	MKS Instruments Inc.	2,206	60
*	OSI Systems Inc.	1,027	59
*	Cardtronics Inc.	2,056	54
*	Blucora Inc.	3,486	54
*	Advanced Energy Industries
	Inc.	2,991	54
*	Interactive Intelligence
	Group Inc.	1,275	53
	Blackbaud Inc.	1,895	53
	Power Integrations Inc.	1,240	52
*	Bottomline Technologies
	de Inc.	1,824	49
*	iGATE Corp.	2,589	49
	MTS Systems Corp.	901	49
*	Measurement Specialties
	Inc.	1,302	47
*	Websense Inc.	3,129	47
*	Exar Corp.	3,903	46
*	Progress Software Corp.	1,983	45
*	MicroStrategy Inc. Class A	415	42
*	Rogers Corp.	873	42
*	Dice Holdings Inc.	4,256	41
	Monotype Imaging Holdings
	Inc.	1,891	40
*	Diodes Inc.	1,834	37
*	Synaptics Inc.	1,009	35
*	FARO Technologies Inc.	812	34
*	Synchronoss Technologies
	Inc.	1,135	34

			Market
			Value
		Shares	($000)
	Cabot Microelectronics
	Corp.	986	34
*	Entropic Communications
	Inc.	7,525	33
*	Perficient Inc.	2,828	33
*	CSG Systems International
	Inc.	1,612	31
*	Rudolph Technologies Inc.	2,752	30
*	ATMI Inc.	1,368	30
*	Stamps.com Inc.	1,200	29
*	Rofin-Sinar Technologies Inc.	1,032	27
*	Nanometrics Inc.	1,823	27
*	Intermec Inc.	2,595	26
	Ebix Inc.	1,350	22
*	Volterra Semiconductor Corp.	1,400	21
*	comScore Inc.	1,311	21
*	VASCO Data Security
	International Inc.	2,483	21
*	Virtusa Corp.	970	20
	Micrel Inc.	1,899	20
*	Procera Networks Inc.	1,667	20
*	XO Group Inc.	2,120	19
*	TTM Technologies Inc.	1,762	14
	Forrester Research Inc.	511	14
	Daktronics Inc.	1,217	12
*	LogMeIn Inc.	655	12
*	DTS Inc.	582	12
	Electro Scientific Industries
	Inc.	1,029	11
*	Ceva Inc.	733	11
*	Oplink Communications Inc.	642	10
*	Symmetricom Inc.	1,888	9
*	Higher One Holdings Inc.	1,007	9
*	Kopin Corp.	1,863	6
*	Sigma Designs Inc.	1,067	5
*	Agilysys Inc.	512	5
	PC-Tel Inc.	657	5
			5,454
Materials (6.5%)
	Eagle Materials Inc.	3,970	255
	HB Fuller Co.	4,260	174
	PolyOne Corp.	7,605	173
*	Texas Industries Inc.	1,772	103
*	SunCoke Energy Inc.	5,974	99
*	Stillwater Mining Co.	5,984	78
	Globe Specialty Metals Inc.	5,447	78
	Deltic Timber Corp.	930	66
	Quaker Chemical Corp.	1,118	64
	American Vanguard Corp.	2,037	63
*	Headwaters Inc.	6,082	57
	Balchem Corp.	1,284	52
	Schweitzer-Mauduit
	International Inc.	1,054	39
*	Calgon Carbon Corp.	1,948	33
	Tredegar Corp.	1,255	31

43

S&P Small-Cap 600 Growth Index Fund

		Market
		Value
	Shares	($000)
Koppers Holdings Inc.	686	29
* LSB Industries Inc.	613	24
Neenah Paper Inc.	791	23
AMCOL International Corp.	779	23
Myers Industries Inc.	1,252	18
AK Steel Holding Corp.	4,565	17
Hawkins Inc.	323	13
		1,512
Telecommunication Services (0.4%)
* Cincinnati Bell Inc.	16,942	55
Atlantic Tele-Network Inc.	379	18
* General Communication Inc.
Class A	1,666	14
Lumos Networks Corp.	585	7
		94
Utilities (0.4%)
American States Water Co.	913	48
CH Energy Group Inc.	548	36
		84
Total Common Stocks
(Cost $20,362)		23,116
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
1 Vanguard Market
Liquidity Fund, 0.143%
(Cost $36)	36,067	36
Total Investments (100.2%)
(Cost $20,398)		23,152
Other Assets and Liabilities (-0.2%)
Other Assets		175
Liabilities		(211)
		(36)
ETF Shares—Net Assets (100%)
Applicable to 300,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		23,116
Net Asset Value Per Share—
ETF Shares		$77.05

At February 28, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	21,458
Undistributed Net Investment Income	47
Accumulated Net Realized Losses	(1,143)
Unrealized Appreciation (Depreciation)	2,754
Net Assets	23,116

See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

44

S&P Small-Cap 600 Growth Index Fund

Statement of Operations

Six Months Ended
February 28, 2013
($000)
Investment Income
Income
Dividends	126
Total Income	126
Expenses
The Vanguard Group—Note B
Management and Administrative	9
Custodian Fees	3
Shareholders’ Reports	3
Total Expenses	15
Net Investment Income	111
Realized Net Gain (Loss) on Investment Securities Sold	29
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,190
Net Increase (Decrease) in Net Assets Resulting from Operations	1,330

See accompanying Notes, which are an integral part of the Financial Statements.

45

S&P Small-Cap 600 Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	111	150
Realized Net Gain (Loss)	29	2,513
Change in Unrealized Appreciation (Depreciation)	1,190	90
Net Increase (Decrease) in Net Assets Resulting from Operations	1,330	2,753
Distributions
Net Investment Income
Institutional Shares	—	—
ETF Shares	(163)	(101)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(163)	(101)
Capital Share Transactions
Institutional Shares	(1)	—
ETF Shares	7,810	(16,044)
Net Increase (Decrease) from Capital Share Transactions	7,809	(16,044)
Total Increase (Decrease)	8,976	(13,392)
Net Assets
Beginning of Period	14,140	27,532
End of Period[1]	23,116	14,140
1 Net Assets—End of Period includes undistributed net investment income of $47,000 and $99,000.

See accompanying Notes, which are an integral part of the Financial Statements.

46

S&P Small-Cap 600 Growth Index Fund

Financial Highlights

ETF Shares
	Six Months	Year	Sept. 7,
	Ended	Ended	2010[1] to
	February 28,	Aug. 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$70.70	$61.18	$49.82
Investment Operations
Net Investment Income	.477	.531[2]	.422
Net Realized and Unrealized Gain (Loss) on Investments	6.688	9.326	11.248
Total from Investment Operations	7.165	9.857	11.670
Distributions
Dividends from Net Investment Income	(.815)	(.337)	(.310)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.815)	(.337)	(.310)
Net Asset Value, End of Period	$77.05	$70.70	$61.18

Total Return	10.23%	16.17%	23.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23	$14	$28
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%[3]
Ratio of Net Investment Income to Average Net Assets	1.28%	0.83%	0.78%[3]
Portfolio Turnover Rate[4]	45%	45%	106%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

47

S&P Small-Cap 600 Growth Index Fund

Notes to Financial Statements

Vanguard S&P Small-Cap 600 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Shares were issued on February 11, 2013; the sole shareholder redeemed shortly thereafter. As of February 28, 2013, there were no investors in the Institutional share class. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2012), and for the period ended February 28, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2013, the fund had contributed capital of $2,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

48

S&P Small-Cap 600 Growth Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2013, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2013, the fund realized $432,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2012, the fund had available capital losses totaling $751,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2013, the cost of investment securities for tax purposes was $20,398,000. Net unrealized appreciation of investment securities for tax purposes was $2,754,000, consisting of unrealized gains of $2,977,000 on securities that had risen in value since their purchase and $223,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 28, 2013, the fund purchased $17,145,000 of investment securities and sold $9,368,000 of investment securities, other than temporary cash investments. Purchases and sales include $11,607,000 and $2,303,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

49

S&P Small-Cap 600 Growth Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 28, 2013		August 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares[1]
Issued	182	1	—	—
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(183)	(1)	—	—
Net Increase (Decrease) —Institutional Shares	(1)	—	—	—
ETF Shares
Issued	11,427	150	3,107	50
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,617)	(50)	(19,151)	(300)
Net Increase (Decrease)—ETF Shares	7,810	100	(16,044)	(250)

1 Institutional Shares were issued on February 11, 2013; the sole shareholder redeemed shortly thereafter. As of February 28, 2013, there were no investors in the Institutional share class.

G. In preparing the financial statements as of February 28, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

50

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

51

Six Months Ended February 28, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2012	2/28/2013	Period
Based on Actual Fund Return
S&P Small-Cap 600 Index Fund
Institutional Shares	$1,000.00	$1,121.95	$0.42
ETF Shares	1,000.00	1,121.66	0.79
S&P Small-Cap 600 Value Index Fund
ETF Shares	$1,000.00	$1,140.54	$1.06
S&P Small-Cap 600 Growth Index Fund
ETF Shares	$1,000.00	$1,102.27	$1.04
Based on Hypothetical 5% Yearly Return
S&P Small-Cap 600 Index Fund
Institutional Shares	$1,000.00	$1,024.40	$0.40
ETF Shares	1,000.00	1,024.05	0.75
S&P Small-Cap 600 Value Index Fund
ETF Shares	$1,000.00	$1,023.80	$1.00
S&P Small-Cap 600 Growth Index Fund
ETF Shares	$1,000.00	$1,023.80	$1.00

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the S&P Small-Cap 600 Index Fund, 0.08% for Institutional Shares and 0.15% for ETF Shares; for the S&P Small-Cap 600 Value Index Fund, 0.20% for ETF Shares; and for the S&P Small-Cap 600 Growth Index Fund, 0.20% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

52

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

53

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

54

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
IndependentTrustees	York and of the National Constitution Center; Chair
of the U. S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm and Haas Co.	Inc. (industrial machinery); Chairman of the Board of
(chemicals); Director of Tyco International, Ltd.	Hillenbrand, Inc. (specialized consumer services);
(diversified manufacturing and services), Hewlett-	Director of SKF AB (industrial machinery), the Lumina
Packard Co. (electronic computer manufacturing),

Foundation for Education, and Oxfam America;	Executive Officers
Chairman of the Advisory Council for the College of
Arts and Letters and Member of the Advisory Board to	Glenn Booraem
the Kellogg Institute for International Studies at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Chris D. McIsaac
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Kathleen C. Gubanich	Michael S. Miller
Materials Handling, Inc. (forklift trucks); Director of	Paul A. Heller	James M. Norris
the National Association of Manufacturers; Chairman	Martha G. King	Glenn W. Reed
of the Board of University Hospitals of Cleveland;
Advisory Chairman of the Board of The Cleveland
Museum of Art.	Chairman Emeritus and Senior Advisor

John J. Brennan
Peter F. Volanakis	Chairman, 1996–2009
Born 1955. Trustee Since July 2009. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning	Founder
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);	John C. Bogle
Overseer of the Amos Tuck School of Business	Chairman and Chief Executive Officer, 1974–1996
Administration at Dartmouth College; Advisor to the
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

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With Hearing Impairment > 800-749-7273	sold, or promoted by S&P or its Affiliates, and S&P and
its Affiliates make no representation, warranty, or
This material may be used in conjunction	condition regarding the advisability of buying, selling,
with the offering of shares of any Vanguard	or holding units/shares in the funds.
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q18452 042013

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD ADMIRAL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 18, 2013

VANGUARD ADMIRAL FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 18, 2013

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.